UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Asset Manager: Aggressive®

Semiannual Report

March 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Motorola, Inc.	4.0	4.2
Genentech, Inc.	2.7	1.8
Liberty Media Corp. Class A	2.3	3.4
Pfizer, Inc.	2.3	0.2
Univision Communications, Inc. Class A	2.2	2.1
KDDI Corp.	2.0	0.7
Phelps Dodge Corp.	1.8	0.1
Whole Foods Market, Inc.	1.6	0.4
Apache Corp.	1.5	0.0
Zimmer Holdings, Inc.	1.4	1.3
	21.8
Market Sectors as of March 31, 2004
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.1	35.2
Health Care	16.0	10.2
Consumer Discretionary	15.9	24.1
Financials	10.0	10.8
Energy	6.7	3.1
Materials	6.2	2.2
Industrials	4.5	3.4
Telecommunication Services	3.8	1.5
Consumer Staples	3.1	2.7
Utilities	0.1	0.2
Asset Allocation (% of fund's net assets)
As of March 31, 2004*		As of September 30, 2003 **
	Stock class and Equity futures 87.4%		Stock class 93.1%
	Bond class 9.5%		Bond class 7.1%
	Short-term class 3.1%		Short-term class*** (0.2)%
* Foreign investments	19.9%	** Foreign investments	24.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

*** Short-term class is not included in the pie chart.

Semiannual Report

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.3%
NOK Corp.	25,000	$ 920,687
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	76,300	2,179,891
Royal Caribbean Cruises Ltd.	40,500	1,786,050
Starbucks Corp. (a)	74,100	2,797,275
		6,763,216
Household Durables - 1.4%
Beazer Homes USA, Inc.	6,000	635,460
D.R. Horton, Inc.	17,700	627,111
Daito Trust Construction Co.	27,300	1,062,990
George Wimpey PLC	71,800	579,828
Lennar Corp.:
Class A	19,460	1,051,424
Class B	5,420	275,932
Maytag Corp.	22,400	707,168
		4,939,913
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	11,100	480,408
eBay, Inc. (a)	11,500	797,295
InterActiveCorp (a)	40,184	1,269,413
Senshukai Co. Ltd.	42,000	483,361
		3,030,477
Media - 9.6%
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	51,900	2,645,343
Cablevision Systems Corp. - NY Group Class A (a)	16,800	384,384
Clear Channel Communications, Inc.	12,300	520,905
Comcast Corp.:
Class A (a)	15,036	432,135
Class A (special) (a)	4,700	131,036
EchoStar Communications Corp. Class A (a)	24,400	799,100
Fox Entertainment Group, Inc. Class A (a)	12,300	333,330
Lamar Advertising Co. Class A (a)	12,400	498,728
Liberty Media Corp. Class A (a)	749,210	8,203,850
News Corp. Ltd.:
ADR	28,900	1,039,822
sponsored ADR	5,312	168,444
NTL, Inc. (a)	19,564	1,163,080
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	164,500	2,306,290
Radio One, Inc.:
Class A (a)	24,100	447,778
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Radio One, Inc.: - continued
Class D (non-vtg.) (a)	54,200	$ 1,002,700
The DIRECTV Group, Inc. (a)	47,499	730,535
Time Warner, Inc. (a)	187,800	3,166,308
Univision Communications, Inc. Class A (a)	233,400	7,704,534
Viacom, Inc. Class B (non-vtg.)	50,700	1,987,947
Walt Disney Co.	25,150	628,499
		34,294,748
Multiline Retail - 0.1%
Barneys, Inc. warrants 4/1/08 (a)	30	750
Nordstrom, Inc.	10,400	414,960
		415,710
Specialty Retail - 1.5%
CarMax, Inc. (a)	10,500	306,600
Gap, Inc.	48,700	1,067,504
Home Depot, Inc.	64,900	2,424,664
Toys 'R' Us, Inc. (a)	71,700	1,204,560
Yamada Denki Co. Ltd.	9,300	363,009
		5,366,337
Textiles Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	11,500	895,505
TOTAL CONSUMER DISCRETIONARY		56,626,593
CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Robert Mondavi Corp. Class A (a)	13,300	502,873
The Coca-Cola Co.	12,400	623,720
		1,126,593
Food & Staples Retailing - 1.9%
Rite Aid Corp. (a)	39,000	212,160
Sysco Corp.	17,300	675,565
Whole Foods Market, Inc.	77,600	5,816,120
		6,703,845
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	47,200	1,582,144
Tyson Foods, Inc. Class A	7,800	140,790
		1,722,934
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	10,200	$ 773,874
Tobacco - 0.2%
Altria Group, Inc.	12,800	696,960
TOTAL CONSUMER STAPLES		11,024,206
ENERGY - 6.7%
Energy Equipment & Services - 3.3%
BJ Services Co. (a)	20,900	904,343
Carbo Ceramics, Inc.	28,870	1,817,367
ENSCO International, Inc.	90,840	2,558,963
GlobalSantaFe Corp.	12,400	344,348
Grant Prideco, Inc. (a)	4,800	74,400
Maverick Tube Corp. (a)	30,900	727,695
Nabors Industries Ltd. (a)	5,200	237,900
Noble Corp. (a)	113,900	4,376,038
Pride International, Inc. (a)	25,700	438,442
Transocean, Inc. (a)	8,800	245,432
		11,724,928
Oil & Gas - 3.4%
Apache Corp.	119,700	5,167,449
Burlington Resources, Inc.	11,500	731,745
Chesapeake Energy Corp.	12,900	172,860
Cross Timbers Royalty Trust	99	2,807
EOG Resources, Inc.	9,000	413,010
Pioneer Natural Resources Co.	19,100	616,930
Teekay Shipping Corp.	11,100	764,790
Total SA sponsored ADR	20,100	1,849,200
Valero Energy Corp.	32,090	1,924,116
XTO Energy, Inc.	16,750	422,770
		12,065,677
TOTAL ENERGY		23,790,605
FINANCIALS - 10.0%
Capital Markets - 2.5%
3i Group PLC	25,800	299,548
Ameritrade Holding Corp. (a)	60,450	930,930
Charles Schwab Corp.	96,100	1,115,721
Daiwa Securities Group, Inc.	41,000	334,228
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	24,600	$ 2,567,010
JAFCO Co. Ltd.	8,000	780,282
Merrill Lynch & Co., Inc.	31,700	1,888,052
Morgan Stanley	11,500	658,950
Nomura Holdings, Inc.	24,000	437,760
		9,012,481
Commercial Banks - 3.2%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	294	2,919,420
Mizuho Financial Group, Inc. (a)	722	3,102,100
Sumitomo Mitsui Financial Group, Inc.	372	2,747,099
UFJ Holdings, Inc. (a)	407	2,584,003
		11,352,622
Diversified Financial Services - 0.2%
Quanta Capital Holdings Ltd. (e)	64,400	805,000
Insurance - 2.4%
ACE Ltd.	53,900	2,299,374
Allstate Corp.	29,600	1,345,616
Axis Capital Holdings Ltd.	13,100	387,105
Millea Holdings, Inc.	138	2,144,049
Progressive Corp.	20,500	1,795,800
Sun Life Financial, Inc.	8,000	214,790
XL Capital Ltd. Class A	5,800	441,032
		8,627,766
Real Estate - 1.0%
Alexandria Real Estate Equities, Inc.	11,800	743,400
Apartment Investment & Management Co. Class A	15,300	475,677
Friedman, Billings, Ramsey Group, Inc. Class A	61,400	1,657,186
LNR Property Corp.	5,600	299,768
Mitsubishi Estate Co. Ltd.	16,000	216,515
		3,392,546
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	10,100	750,935
Freddie Mac	400	23,624
Golden West Financial Corp., Delaware	11,500	1,287,425
Sovereign Bancorp, Inc.	22,400	479,808
		2,541,792
TOTAL FINANCIALS		35,732,207
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 16.0%
Biotechnology - 3.7%
Biogen Idec, Inc. (a)	30,100	$ 1,673,560
Genentech, Inc. (a)	93,100	9,851,842
Millennium Pharmaceuticals, Inc. (a)	113,600	1,919,840
		13,445,242
Health Care Equipment & Supplies - 4.4%
Apogent Technologies, Inc. (a)	26,000	797,680
Biomet, Inc.	41,190	1,580,048
Boston Scientific Corp. (a)	11,500	487,370
Fisher Scientific International, Inc. (a)	28,900	1,590,656
Medtronic, Inc.	35,400	1,690,350
St. Jude Medical, Inc. (a)	54,000	3,893,400
Stryker Corp.	5,800	513,474
Zimmer Holdings, Inc. (a)	68,500	5,053,930
		15,606,908
Health Care Providers & Services - 1.8%
Aetna, Inc.	18,800	1,686,736
Cardinal Health, Inc.	7,000	482,300
HCA, Inc.	10,730	435,853
Health Management Associates, Inc. Class A	9,300	215,853
IMS Health, Inc.	10,400	241,904
Tenet Healthcare Corp. (a)	29,300	326,988
UnitedHealth Group, Inc.	47,000	3,028,680
		6,418,314
Pharmaceuticals - 6.1%
Allergan, Inc.	16,200	1,363,392
Barr Pharmaceuticals, Inc. (a)	22,500	1,032,750
Johnson & Johnson	81,500	4,133,680
Merck & Co., Inc.	96,700	4,273,173
Pfizer, Inc.	230,800	8,089,540
Roche Holding AG (participation certificate)	5,610	548,761
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,600	735,556
Watson Pharmaceuticals, Inc. (a)	38,000	1,626,020
		21,802,872
TOTAL HEALTH CARE		57,273,336
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.3%
Boeing Co.	28,000	1,149,960
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Air Freight & Logistics - 1.6%
FedEx Corp.	66,650	$ 5,009,414
United Parcel Service, Inc. Class B	11,200	782,208
		5,791,622
Airlines - 0.0%
JetBlue Airways Corp. (a)	750	18,968
Commercial Services & Supplies - 1.8%
Adecco SA sponsored ADR	26,300	363,992
Cintas Corp.	16,300	708,887
Corinthian Colleges, Inc. (a)	13,600	449,616
Hudson Highland Group, Inc. (a)	3,427	95,545
Monster Worldwide, Inc. (a)	35,100	919,620
Republic Services, Inc.	19,600	530,572
Robert Half International, Inc. (a)	77,300	1,825,826
Waste Management, Inc.	46,100	1,391,298
		6,285,356
Machinery - 0.8%
Caterpillar, Inc.	32,470	2,567,403
THK Co. Ltd.	17,000	335,044
		2,902,447
TOTAL INDUSTRIALS		16,148,353
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 6.4%
Avaya, Inc. (a)	26,000	412,880
Cable Design Technologies Corp. (a)	55,700	528,036
Cisco Systems, Inc. (a)	121,700	2,862,384
Comverse Technology, Inc. (a)	19,900	360,986
Juniper Networks, Inc. (a)	32,400	842,724
Motorola, Inc.	807,500	14,211,983
Nokia Corp. sponsored ADR	177,200	3,593,616
		22,812,609
Computers & Peripherals - 1.6%
Dell, Inc. (a)	88,600	2,978,732
EMC Corp. (a)	130,000	1,769,300
Hewlett-Packard Co.	6,500	148,460
Seagate Technology	34,510	556,646
Sun Microsystems, Inc. (a)	67,500	280,800
		5,733,938
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.2%
Amphenol Corp. Class A (a)	41,600	$ 1,235,520
Celestica, Inc. (sub. vtg.) (a)	6,600	107,479
Molex, Inc.	15,000	455,850
Nichicon Corp.	59,700	741,455
Solectron Corp. (a)	65,900	364,427
Tech Data Corp. (a)	4,100	167,854
Vishay Intertechnology, Inc. (a)	59,060	1,260,340
		4,332,925
Internet Software & Services - 1.6%
Homestore, Inc. (a)	157,400	665,802
Softbank Corp.	50,300	2,349,295
Yahoo Japan Corp. New (a)	224	2,642,371
		5,657,468
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	6,600	342,540
Ceridian Corp. (a)	57,600	1,135,296
DST Systems, Inc. (a)	12,900	585,015
Pegasus Solutions, Inc. (a)	12,746	148,873
		2,211,724
Office Electronics - 0.2%
Konica Minolta Holdings, Inc.	47,000	670,720
Semiconductors & Semiconductor Equipment - 4.5%
Agere Systems, Inc. Class B (a)	67,200	209,664
Analog Devices, Inc.	22,900	1,099,429
ASML Holding NV (NY Shares) (a)	18,500	339,105
Intel Corp.	11,220	305,184
Intersil Corp. Class A	36,200	806,898
KLA-Tencor Corp. (a)	27,900	1,404,765
Marvell Technology Group Ltd. (a)	6,600	297,330
Microchip Technology, Inc.	10,400	276,224
Micron Technology, Inc. (a)	35,400	591,534
Novellus Systems, Inc. (a)	8,100	257,499
Samsung Electronics Co. Ltd.	8,990	4,498,934
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	22,020	229,889
Teradyne, Inc. (a)	167,670	3,995,576
Texas Instruments, Inc.	28,800	841,536
Xilinx, Inc. (a)	20,700	786,600
		15,940,167
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 2.0%
BEA Systems, Inc. (a)	229,500	$ 2,928,420
BMC Software, Inc. (a)	10,400	203,320
Mercury Interactive Corp. (a)	25,100	1,124,480
Microsoft Corp.	53,700	1,340,889
Network Associates, Inc. (a)	6,400	115,200
Nippon System Development Co. Ltd.	10,100	220,850
Oracle Corp. (a)	103,400	1,241,834
		7,174,993
TOTAL INFORMATION TECHNOLOGY		64,534,544
MATERIALS - 6.2%
Chemicals - 1.5%
BOC Group PLC	3,400	56,514
Dow Chemical Co.	70,750	2,849,810
Lyondell Chemical Co.	63,100	936,404
Nitto Denko Corp.	24,700	1,354,982
Praxair, Inc.	6,000	222,720
		5,420,430
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	18,500	853,960
Containers & Packaging - 0.3%
Pactiv Corp. (a)	34,900	776,525
Sealed Air Corp. (a)	5,200	258,596
		1,035,121
Metals & Mining - 4.1%
Alcan, Inc.	4,352	193,492
Alcoa, Inc.	55,600	1,928,764
Inco Ltd. (a)	88,580	3,049,171
Newmont Mining Corp.	32,100	1,496,823
Nucor Corp.	15,800	971,384
Peabody Energy Corp.	15,100	702,301
Phelps Dodge Corp. (a)	78,600	6,418,476
		14,760,411
TOTAL MATERIALS		22,069,922
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.4%
Citizens Communications Co. (a)	66,300	$ 857,922
SBC Communications, Inc.	175,300	4,301,862
		5,159,784
Wireless Telecommunication Services - 2.4%
KDDI Corp.	1,250	7,037,019
Nextel Communications, Inc. Class A (a)	50,100	1,238,973
NTT DoCoMo, Inc.	109	241,544
		8,517,536
TOTAL TELECOMMUNICATION SERVICES		13,677,320
UTILITIES - 0.1%
Electric Utilities - 0.0%
Edison International	6,700	162,743
Multi-Utilities & Unregulated Power - 0.1%
Equitable Resources, Inc.	6,200	275,404
TOTAL UTILITIES		438,147
TOTAL COMMON STOCKS (Cost $249,660,052)		301,315,233
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	545	56,816
Series H, 11.75%	835	87,153
Granite Broadcasting Corp. 12.75% pay-in-kind	110	53,900
		197,869
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Chevy Chase Bank FSB Series C, 8.00%	445	12,683
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $225,396)		210,552
Nonconvertible Bonds - 9.4%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
Dana Corp. 6.5% 3/1/09	$ 35,000	$ 37,275
Stoneridge, Inc. 11.5% 5/1/12	15,000	17,850
United Components, Inc. 9.375% 6/15/13	45,000	48,600
Visteon Corp. 7% 3/10/14	60,000	59,453
		163,178
Hotels, Restaurants & Leisure - 0.6%
Argosy Gaming Co. 7% 1/15/14 (e)	180,000	187,650
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	10,000	8,150
10.5% 7/15/11	40,000	37,300
Boyd Gaming Corp.:
7.75% 12/15/12	50,000	53,625
8.75% 4/15/12	130,000	143,000
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	85,000	93,925
Circus Circus Enterprises, Inc. 7.625% 7/15/13	10,000	10,900
Friendly Ice Cream Corp. 8.375% 6/15/12 (e)	70,000	71,750
Host Marriott LP 7.125% 11/1/13	120,000	124,200
ITT Corp. 7.375% 11/15/15	110,000	118,800
Mandalay Resort Group 9.375% 2/15/10	20,000	23,800
MGM MIRAGE:
5.875% 2/27/14	60,000	59,925
5.875% 2/27/14 (e)	80,000	79,900
MTR Gaming Group, Inc. 9.75% 4/1/10	30,000	32,100
Park Place Entertainment Corp. 7.875% 3/15/10	60,000	66,900
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	135,000	141,075
Six Flags, Inc.:
8.875% 2/1/10	125,000	128,750
9.75% 4/15/13	100,000	105,750
Station Casinos, Inc.:
6% 4/1/12 (e)	120,000	123,300
6.5% 2/1/14 (e)	180,000	180,900
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	60,775
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(e)	185,000	98,975
Town Sports International, Inc. 9.625% 4/15/11	75,000	79,125
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	100,000	114,750
Wheeling Island Gaming, Inc. 10.125% 12/15/09	100,000	108,000
		2,253,325
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.4%
Beazer Homes USA, Inc. 6.5% 11/15/13 (e)	$ 95,000	$ 99,750
D.R. Horton, Inc. 6.875% 5/1/13	50,000	55,250
Juno Lighting, Inc. 11.875% 7/1/09	75,000	80,438
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	20,000	20,450
8.875% 4/1/12	115,000	129,375
KB Home 7.75% 2/1/10	85,000	91,800
Sealy Mattress Co. 8.25% 6/15/14 (e)	100,000	100,000
Standard Pacific Corp.:
5.125% 4/1/09	60,000	59,850
6.875% 5/15/11	20,000	21,200
9.25% 4/15/12	45,000	52,650
Technical Olympic USA, Inc.:
7.5% 3/15/11 (e)	60,000	60,000
10.375% 7/1/12	100,000	112,500
WCI Communities, Inc. 7.875% 10/1/13	145,000	155,150
William Lyon Homes, Inc.:
7.5% 2/15/14 (e)	50,000	51,750
10.75% 4/1/13	190,000	224,675
		1,314,838
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	145,000	162,400
Media - 0.7%
AMC Entertainment, Inc.:
8% 3/1/14 (e)	170,000	168,725
9.5% 2/1/11	61,000	63,898
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(g)	120,000	120,000
8% 4/15/12 (e)	120,000	120,000
Cinemark, Inc. 0% 3/15/14 (d)(e)	140,000	87,325
Corus Entertainment, Inc. 8.75% 3/1/12	150,000	165,000
CSC Holdings, Inc. 7.875% 2/15/18	210,000	225,225
Granite Broadcasting Corp. 9.75% 12/1/10 (e)	40,000	38,800
Gray Television, Inc. 9.25% 12/15/11	175,000	194,250
Houghton Mifflin Co.:
0% 10/15/13 (d)(e)	30,000	16,350
8.25% 2/1/11	80,000	82,000
9.875% 2/1/13	75,000	77,250
Innova S. de R.L. 9.375% 9/19/13	55,000	59,950
LBI Media Holdings, Inc. 0% 10/15/13 (d)	150,000	105,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
LBI Media, Inc. 10.125% 7/15/12	$ 55,000	$ 62,838
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (d)	110,000	80,575
PEI Holdings, Inc. 11% 3/15/10	95,000	109,725
Reader's Digest Association, Inc. 6.5% 3/1/11 (e)	90,000	92,700
Rogers Cable, Inc. 6.25% 6/15/13	50,000	51,125
Sinclair Broadcast Group, Inc. 8% 3/15/12	145,000	157,144
Spanish Broadcasting System, Inc. 9.625% 11/1/09	20,000	21,150
Telewest PLC 11% 10/1/07 (c)	180,000	113,400
TV Azteca SA de CV yankee 10.5% 2/15/07	40,000	41,200
Videotron LTEE 6.875% 1/15/14	95,000	98,800
		2,352,430
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	130,000	133,900
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 9% 6/15/12	260,000	275,600
AutoNation, Inc. 9% 8/1/08	45,000	52,425
J. Crew Intermediate LLC 0% 5/15/08 (d)	46,743	35,992
Nebraska Book Co., Inc. 8.625% 3/15/12 (e)	100,000	103,000
Sonic Automotive, Inc. 8.625% 8/15/13	65,000	70,363
Toys 'R' US, Inc. 7.875% 4/15/13	210,000	219,975
United Rentals North America, Inc.:
6.5% 2/15/12 (e)	150,000	148,500
7% 2/15/14 (e)	100,000	94,000
7.75% 11/15/13 (e)	140,000	135,800
		1,135,655
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	50,000	37,250
11.625% 1/15/08	55,000	42,075
12.25% 12/15/12	45,000	33,975
		113,300
TOTAL CONSUMER DISCRETIONARY		7,629,026
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
6% 12/15/05 (e)	75,000	74,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
6.875% 8/15/13	$ 75,000	$ 68,625
9.25% 6/1/13	185,000	195,175
9.5% 2/15/11	65,000	72,800
		410,850
Food Products - 0.2%
Del Monte Corp. 9.25% 5/15/11	20,000	22,250
Delaware Monte Corp. 8.625% 12/15/12	150,000	168,375
Doane Pet Care Co. 9.75% 5/15/07	135,000	117,450
Dole Food Co., Inc. 7.25% 6/15/10	45,000	45,900
Smithfield Foods, Inc.:
7.625% 2/15/08	135,000	144,450
7.75% 5/15/13	25,000	27,375
8% 10/15/09	15,000	16,575
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	65,000	67,925
		610,300
TOTAL CONSUMER STAPLES		1,021,150
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc. 9% 12/15/09	100,000	112,500
Hanover Compressor Co.:
0% 3/31/07	50,000	38,250
8.625% 12/15/10	20,000	21,500
Key Energy Services, Inc. 8.375% 3/1/08	100,000	105,500
SESI LLC 8.875% 5/15/11	70,000	77,000
		354,750
Oil & Gas - 0.5%
Chesapeake Energy Corp.:
6.875% 1/15/16	46,000	48,300
7.5% 9/15/13	200,000	219,500
8.375% 11/1/08	70,000	77,000
El Paso Production Holding Co. 7.75% 6/1/13	135,000	125,550
General Maritime Corp. 10% 3/15/13	235,000	263,200
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	25,000	25,313
8.25% 3/15/13	175,000	192,500
Pecom Energia SA 9% 5/1/09 (Reg. S)	100,000	105,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Petrobras International Finance Co. Ltd. 8.375% 12/10/18	$ 70,000	$ 70,770
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	40,000	44,800
Range Resources Corp. 7.375% 7/15/13	40,000	41,600
Teekay Shipping Corp. 8.875% 7/15/11	215,000	249,400
The Coastal Corp.:
6.375% 2/1/09	50,000	41,250
6.5% 6/1/08	120,000	101,100
7.5% 8/15/06	75,000	69,750
7.75% 6/15/10	70,000	60,550
		1,736,083
TOTAL ENERGY		2,090,833
FINANCIALS - 1.4%
Commercial Banks - 0.0%
Chevy Chase Bank FSB 6.875% 12/1/13	130,000	134,550
Diversified Financial Services - 1.2%
Ahold Finance USA, Inc.:
6.25% 5/1/09	160,000	163,200
8.25% 7/15/10	30,000	33,000
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	130,000	118,950
6.977% 11/23/22	8,044	7,280
7.324% 4/15/11	30,000	26,100
7.377% 5/23/19	141,884	107,832
7.379% 5/23/16	107,745	81,886
7.8% 4/1/08	70,000	65,450
8.608% 10/1/12	15,000	14,100
American Tower Escrow Corp. 0% 8/1/08 (d)	30,000	21,075
Arch Western Finance LLC 6.75% 7/1/13 (e)	85,000	90,100
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	60,000	59,400
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	30,000	31,050
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09	50,000	41,625
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,744	6,583
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
6.795% 8/2/18	$ 28,398	$ 24,423
6.9% 1/2/17	52,208	43,855
6.954% 2/2/11	12,383	10,526
7.73% 9/15/12	11,701	9,478
7.82% 4/15/15	25,158	21,385
8.307% 4/2/18	18,606	16,746
8.321% 11/1/06	5,000	4,700
Dana Credit Corp. 8.375% 8/15/07 (e)	35,000	38,500
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20,000	16,800
7.779% 1/2/12	25,045	19,034
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (e)	30,000	33,000
9.875% 8/15/13 (e)	30,000	33,300
FIMEP SA 10.5% 2/15/13	120,000	139,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	185,000	209,975
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	160,000	177,600
IOS Capital LLC 7.25% 6/30/08	35,000	38,413
Ispat Inland ULC 9.75% 4/1/14 (e)	160,000	165,600
Jostens Holding Corp. 0% 12/1/13 (d)	215,000	144,050
Leucadia National Corp.:
7% 8/15/13	160,000	165,600
7% 8/15/13 (e)	50,000	51,750
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	45,000	43,650
Midland Funding Corp. II 11.75% 7/23/05	27,493	29,005
Mobile Telesystems Finance SA 8.375% 10/14/10 (e)	10,000	10,400
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	20,000	22,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (e)	40,000	42,400
Nalco Finance Holdings LLC/Nalco Finance Holdings, Inc. 0% 2/1/14 (d)(e)	125,000	75,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	170,000	175,100
Nexstar Finance, Inc. 7% 1/15/14 (e)	30,000	29,625
Northern Telecom Capital Corp.:
7.4% 6/15/06	50,000	52,250
7.875% 6/15/26	35,000	36,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	$ 20,630	$ 17,948
7.67% 1/2/15	8,597	7,566
Qwest Capital Funding, Inc.:
7% 8/3/09	180,000	158,400
7.25% 2/15/11	70,000	60,200
7.75% 8/15/06	50,000	50,250
Sensus Metering Systems, Inc. 8.625% 12/15/13 (e)	110,000	108,350
Ship Finance International Ltd. 8.5% 12/15/13 (e)	230,000	227,125
TIG Capital Trust I 8.597% 1/15/27 (e)	150,000	130,500
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	127,000	146,050
11% 2/15/13	7,000	8,330
U.S. West Capital Funding, Inc. 6.375% 7/15/08	40,000	35,600
UAP Holding Corp. 0% 7/15/12 (d)(e)	70,000	47,250
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	165,000	191,400
Western Financial Bank 9.625% 5/15/12	190,000	216,600
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (e)	30,000	31,350
Xerox Capital Trust I 8% 2/1/27	190,000	187,150
		4,371,765
Insurance - 0.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	170,000	191,250
Real Estate - 0.1%
iStar Financial, Inc. 6.5% 12/15/13	40,000	42,100
La Quinta Properties, Inc. 8.875% 3/15/11	100,000	112,875
LNR Property Corp.:
7.25% 10/15/13 (e)	55,000	57,475
7.625% 7/15/13	25,000	26,750
Omega Healthcare Investors, Inc. 7% 4/1/14 (e)	80,000	82,000
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	43,200
8.625% 1/15/12	70,000	79,450
		443,850
TOTAL FINANCIALS		5,141,415
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8% 9/1/13	$ 40,000	$ 44,600
Health Care Providers & Services - 0.4%
AmeriPath, Inc. 10.5% 4/1/13 (e)	80,000	81,600
AmerisourceBergen Corp. 7.25% 11/15/12	160,000	175,200
Concentra Operating Corp. 9.5% 8/15/10	130,000	144,950
Genesis HealthCare Corp. 8% 10/15/13 (e)	175,000	185,063
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	295,000	300,900
PacifiCare Health Systems, Inc. 10.75% 6/1/09	62,000	72,540
Psychiatric Solutions, Inc. 10.625% 6/15/13	100,000	114,250
Tenet Healthcare Corp. 7.375% 2/1/13	155,000	139,113
		1,213,616
Pharmaceuticals - 0.0%
Biovail Corp. yankee 7.875% 4/1/10	90,000	87,300
TOTAL HEALTH CARE		1,345,516
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	120,000	108,000
9.5% 11/1/08	160,000	153,600
Orbital Sciences Corp. 9% 7/15/11	165,000	181,088
		442,688
Airlines - 0.2%
AMR Corp.:
9% 8/1/12	135,000	114,750
10.2% 3/15/20	35,000	28,175
Continental Airlines, Inc.:
7.875% 7/2/18	60,000	59,550
8% 12/15/05	50,000	46,500
Delta Air Lines, Inc. 7.9% 12/15/09	180,000	119,700
Northwest Airlines Corp. 10% 2/1/09	135,000	110,700
		479,375
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	50,000	55,750
Jacuzzi Brands, Inc. 9.625% 7/1/10	70,000	77,350
Nortek Holdings, Inc. 0% 5/15/11 (d)(e)	85,000	63,325
Nortek, Inc. 4.17% 12/31/10 (e)(g)	70,000	70,000
		266,425
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11 (e)	$ 30,000	$ 29,025
6.125% 2/15/14 (e)	230,000	222,525
7.875% 1/1/09	4,000	4,170
7.875% 4/15/13	25,000	27,250
9.25% 9/1/12	95,000	107,825
American Color Graphics, Inc. 10% 6/15/10	20,000	17,800
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	25,500
		434,095
Construction & Engineering - 0.0%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	80,000	89,600
Electrical Equipment - 0.1%
General Cable Corp. 9.5% 11/15/10 (e)	120,000	131,100
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 6.375% 10/15/11	20,000	21,876
Machinery - 0.3%
AGCO Corp.:
8.5% 3/15/06	65,000	65,000
9.5% 5/1/08	50,000	54,750
Columbus McKinnon Corp. 10% 8/1/10	120,000	129,600
Cummins, Inc. 5.65% 3/1/98	30,000	21,600
Dresser, Inc. 9.375% 4/15/11	110,000	119,900
Dunlop Standard Aerospace Holdings PLC:
11.875% 5/15/09 (e)	180,000	191,700
yankee 11.875% 5/15/09	160,000	170,400
Invensys PLC 9.875% 3/15/11 (e)	155,000	158,488
Terex Corp. 7.375% 1/15/14 (e)	100,000	107,000
Trinity Industries, Inc. 6.5% 3/15/14 (e)	55,000	54,863
		1,073,301
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	80,000	82,800
Road & Rail - 0.0%
Kansas City Southern Railway Co. 7.5% 6/15/09	35,000	35,875
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV yankee:
10.25% 6/15/07	$ 10,000	$ 10,350
11.75% 6/15/09	60,000	60,300
		106,525
TOTAL INDUSTRIALS		3,127,785
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Corning, Inc.:
5.9% 3/15/14	90,000	89,325
6.2% 3/15/16	80,000	79,400
L-3 Communications Corp. 6.125% 1/15/14 (e)	50,000	51,250
Lucent Technologies, Inc. 6.45% 3/15/29	115,000	97,175
		317,150
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. 6.5% 5/15/13	105,000	109,725
Ingram Micro, Inc. 9.875% 8/15/08	70,000	78,050
PerkinElmer, Inc. 8.875% 1/15/13	70,000	80,675
Solectron Corp. 7.375% 3/1/06	35,000	36,531
		304,981
IT Services - 0.2%
Dex Media, Inc.:
0% 11/15/13 (d)(e)	110,000	70,400
0% 11/15/13 (d)(e)	220,000	140,800
8% 11/15/13 (e)	205,000	202,950
Iron Mountain, Inc.:
6.625% 1/1/16	45,000	44,100
8.625% 4/1/13	150,000	163,500
		621,750
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	80,000	84,200
7.2% 4/1/16	30,000	30,900
7.625% 6/15/13	120,000	127,500
		242,600
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	16,000	18,720
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc.:
7.125% 3/15/11 (e)	$ 165,000	$ 165,000
7.75% 5/15/13	100,000	102,000
Viasystems, Inc. 10.5% 1/15/11 (e)	185,000	206,275
		491,995
TOTAL INFORMATION TECHNOLOGY		1,978,476
MATERIALS - 1.4%
Chemicals - 0.3%
Airgas, Inc. 6.25% 7/15/14 (e)	70,000	72,100
Berry Plastics Corp. 10.75% 7/15/12	95,000	107,825
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	10,000	10,200
10.125% 9/1/08	20,000	21,500
10.625% 5/1/11	255,000	275,400
HMP Equity Holdings Corp. 0% 5/15/08 (e)	110,000	58,300
Huntsman ICI Chemicals LLC 10.125% 7/1/09	115,000	116,150
Huntsman International LLC 9.875% 3/1/09	90,000	97,875
Lyondell Chemical Co.:
9.625% 5/1/07	50,000	51,750
9.875% 5/1/07	45,000	46,800
Millennium America, Inc.:
9.25% 6/15/08	175,000	187,250
9.25% 6/15/08 (e)	30,000	32,100
Nalco Co.:
7.75% 11/15/11 (e)	40,000	41,400
8.875% 11/15/13 (e)	40,000	41,500
NOVA Chemicals Corp. 6.5% 1/15/12 (e)	120,000	123,600
Pliant Corp. 0% 6/15/09 (d)(e)	60,000	48,000
		1,331,750
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	175,000	198,625
U.S. Concrete, Inc. 8.375% 4/1/14 (e)	60,000	61,500
		260,125
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	155,000	179,025
BWAY Corp. 10% 10/15/10	90,000	96,300
Crown European Holdings SA 10.875% 3/1/13	65,000	75,563
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Graphic Packaging International, Inc.:
8.5% 8/15/11	$ 40,000	$ 44,800
9.5% 8/15/13	40,000	45,400
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	110,000	115,500
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	200,000	216,000
Owens-Illinois, Inc.:
7.35% 5/15/08	20,000	19,700
7.5% 5/15/10	130,000	125,450
7.8% 5/15/18	95,000	87,638
8.1% 5/15/07	25,000	25,500
		1,030,876
Metals & Mining - 0.3%
AK Steel Corp.:
7.75% 6/15/12	45,000	39,713
7.875% 2/15/09	45,000	40,725
Allegheny Ludlum Corp. 6.95% 12/15/25	75,000	67,500
Allegheny Technologies, Inc. 8.375% 12/15/11	245,000	246,225
California Steel Industries, Inc. 6.125% 3/15/14 (e)	50,000	50,250
Compass Minerals International, Inc. 0% 6/1/13 (d)	110,000	83,600
CSN Islands VII Corp. 10.75% 9/12/08 (e)	60,000	63,750
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	40,000	39,400
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14 (e)	80,000	77,800
10.125% 2/1/10	80,000	91,400
Peabody Energy Corp.:
5.875% 4/15/16	55,000	55,275
6.875% 3/15/13	100,000	108,000
Steel Dynamics, Inc.:
9.5% 3/15/09	20,000	22,300
9.5% 3/15/09 (e)	20,000	22,300
		1,008,238
Paper & Forest Products - 0.4%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14 (e)	80,000	80,400
Bowater, Inc.:
4.11% 3/15/10 (g)	90,000	89,325
6.5% 6/15/13	35,000	34,038
Buckeye Technologies, Inc. 8.5% 10/1/13	110,000	118,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.:
8% 1/15/14	$ 100,000	$ 111,500
8% 1/15/24 (e)	55,000	58,300
8.125% 5/15/11	85,000	96,688
8.875% 5/15/31	30,000	33,600
9.5% 12/1/11	70,000	84,000
Norske Skog Canada Ltd.:
7.375% 3/1/14 (e)	50,000	51,375
8.625% 6/15/11	185,000	197,950
Stone Container Corp. 8.375% 7/1/12	205,000	222,938
Tembec Industries, Inc.:
7.75% 3/15/12	75,000	72,375
8.5% 2/1/11	200,000	200,000
yankee 8.625% 6/30/09	65,000	65,000
		1,515,739
TOTAL MATERIALS		5,146,728
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	179,000	182,580
Cincinnati Bell, Inc. 8.375% 1/15/14	130,000	126,100
Citizens Communications Co.:
7.625% 8/15/08	70,000	73,500
9% 8/15/31	40,000	42,200
9.25% 5/15/11	30,000	33,150
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)	140,000	151,550
Eschelon Operating Co. 8.375% 3/15/10 (e)	130,000	110,500
GCI, Inc. 7.25% 2/15/14 (e)	190,000	185,250
Level 3 Communications, Inc.:
9.125% 5/1/08	15,000	12,075
10.5% 12/1/08	180,000	147,600
MCI Communications Corp.:
6.5% 4/15/10 (c)	80,000	63,600
6.95% 8/15/06 (c)	110,000	87,450
7.75% 3/15/24 (c)	65,000	51,513
7.75% 3/23/25 (c)	85,000	67,256
8.25% 1/20/23 (c)	30,000	23,550
Primus Telecom Holding, Inc. 8% 1/15/14 (e)	190,000	181,925
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. 7.25% 2/15/11 (e)	$ 60,000	$ 57,000
Qwest Corp. 9.125% 3/15/12 (e)	60,000	68,100
Qwest Services Corp.:
13.5% 12/15/10 (e)	175,000	203,000
14% 12/15/14 (e)	290,000	348,000
Telenet Group Holding NV 0% 6/15/14 (d)(e)	330,000	201,300
Telewest Communications PLC yankee 11.25% 11/1/08 (c)	25,000	15,625
Triton PCS, Inc.:
8.75% 11/15/11	20,000	18,850
9.375% 2/1/11	35,000	33,688
U.S. West Communications:
6.875% 9/15/33	160,000	142,000
7.2% 11/10/26	40,000	36,800
7.5% 6/15/23	85,000	77,775
		2,741,937
Wireless Telecommunication Services - 0.3%
American Cellular Corp. 10% 8/1/11	60,000	57,600
Centennial Communications Crop./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	60,000	55,200
Crown Castle International Corp. 7.5% 12/1/13	40,000	39,200
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	90,000	103,050
Dobson Communications Corp. 8.875% 10/1/13	150,000	117,000
Millicom International Cellular SA 10% 12/1/13 (e)	110,000	114,950
Nextel Communications, Inc.:
6.875% 10/31/13	205,000	218,325
7.375% 8/1/15	30,000	32,550
Rogers Wireless, Inc.:
6.375% 3/1/14 (e)	160,000	161,600
9.625% 5/1/11	90,000	110,025
Western Wireless Corp. 9.25% 7/15/13	105,000	107,888
		1,117,388
TOTAL TELECOMMUNICATION SERVICES		3,859,325
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 0.6%
Electric Utilities - 0.2%
AES Gener SA 7.5% 3/25/14 (e)	$ 20,000	$ 20,400
CMS Energy Corp.:
7.5% 1/15/09	35,000	36,006
7.75% 8/1/10 (e)	60,000	62,400
8.5% 4/15/11	175,000	187,906
8.9% 7/15/08	65,000	69,956
9.875% 10/15/07	30,000	33,038
TECO Energy, Inc.:
7% 5/1/12	80,000	84,000
7.2% 5/1/11	60,000	64,050
		557,756
Gas Utilities - 0.1%
El Paso Energy Corp.:
6.75% 5/15/09	45,000	39,713
6.95% 12/15/07	90,000	82,125
Sonat, Inc.:
6.625% 2/1/08	65,000	56,875
6.75% 10/1/07	65,000	58,094
7.625% 7/15/11	50,000	43,313
		280,120
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
7.75% 3/1/14	180,000	178,875
8.5% 11/1/07	60,000	61,350
8.75% 6/15/08	85,000	89,250
8.75% 5/15/13 (e)	195,000	213,769
8.875% 2/15/11	90,000	96,188
9% 5/15/15 (e)	40,000	44,100
9.375% 9/15/10	12,000	13,065
9.5% 6/1/09	10,000	10,863
NRG Energy, Inc. 8% 12/15/13 (e)	145,000	149,713
Williams Companies, Inc.:
7.125% 9/1/11	150,000	157,500
7.875% 9/1/21	65,000	65,894
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.125% 3/15/12	$ 80,000	$ 88,800
8.625% 6/1/10	90,000	99,000
		1,268,367
TOTAL UTILITIES		2,106,243
TOTAL NONCONVERTIBLE BONDS (Cost $32,746,327)		33,446,497
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.87% to 0.93% 4/22/04 to 6/10/04 (f) (Cost $953,687)	955,000	953,703
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 1.08% (b)	18,397,866	18,397,866
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,012,420	1,012,420
TOTAL MONEY MARKET FUNDS (Cost $19,410,286)		19,410,286
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $302,995,748)		355,336,271
NET OTHER ASSETS - 0.5%		1,937,480
NET ASSETS - 100%		$ 357,273,751
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
37 S&P 500 Index Contracts	June 2004	$ 10,405,325	$ 107,953

The face value of futures purchased as a percentage of net assets - 2.9%

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,980,496 or 3.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $754,064.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.0%
BB	2.3%
B	5.2%
CCC,CC,C	1.8%
Not Rated	0.1%
Equities	87.3%
Short-Term Investments and Net Other Assets	3.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.9%
Japan	9.6%
Canada	1.7%
Cayman Islands	1.5%
Korea (South)	1.3%
United Kingdom	1.2%
Bermuda	1.0%
Finland	1.0%
Others (individually less than 1%)	2.8%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $180,188,923 and $137,887,197, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,892 for the period.
Income Tax Information

At September 30, 2003, the fund had a capital loss carryforward of approximately $194,665,000 of which $153,000, $144,004,000 and $50,508,000 will expire on September 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending September 30, 2004 approximately $20,016,000 of losses recognized during the period November 1, 2002 to September 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $965,729) (cost $302,995,748) - See accompanying schedule		$ 355,336,271
Receivable for investments sold		4,604,690
Receivable for fund shares sold		746,142
Dividends receivable		399,534
Interest receivable		669,253
Prepaid expenses		977
Other receivables		26,763
Total assets		361,783,630

Liabilities
Payable to custodian bank	$ 15,854
Payable for investments purchased	2,610,654
Payable for fund shares redeemed	575,975
Accrued management fee	168,395
Payable for daily variation on futures contracts	11,100
Other affiliated payables	91,617
Other payables and accrued expenses	23,864
Collateral on securities loaned, at value	1,012,420
Total liabilities		4,509,879

Net Assets		$ 357,273,751
Net Assets consist of:
Paid in capital		$ 489,611,765
Distributions in excess of net investment income		(244,344)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(184,547,459)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,453,789
Net Assets, for 33,619,039 shares outstanding		$ 357,273,751
Net Asset Value, offering price and redemption price per share ($357,273,751 ÷ 33,619,039 shares)		$ 10.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,116,410
Interest		1,031,519
Security lending		23,484
Total income		2,171,413

Expenses
Management fee	$ 919,682
Transfer agent fees	452,331
Accounting and security lending fees	59,873
Non-interested trustees' compensation	706
Custodian fees and expenses	20,438
Registration fees	14,562
Audit	18,575
Legal	3,908
Miscellaneous	1,471
Total expenses before reductions	1,491,546
Expense reductions	(46,123)	1,445,423
Net investment income (loss)		725,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	30,404,339
Foreign currency transactions	(28,337)
Futures contracts	(85,550)
Total net realized gain (loss)		30,290,452
Change in net unrealized appreciation (depreciation) on: Investment securities	10,833,338
Assets and liabilities in foreign currencies	3,347
Futures contracts	107,953
Total change in net unrealized appreciation (depreciation)		10,944,638
Net gain (loss)		41,235,090
Net increase (decrease) in net assets resulting from operations		$ 41,961,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 725,990	$ 1,118,270
Net realized gain (loss)	30,290,452	(21,909,561)
Change in net unrealized appreciation (depreciation)	10,944,638	79,635,426
Net increase (decrease) in net assets resulting from operations	41,961,080	58,844,135
Distributions to shareholders from net investment income	(1,838,394)	(1,488,138)
Share transactions Net proceeds from sales of shares	135,570,771	103,536,414
Reinvestment of distributions	1,804,599	1,457,065
Cost of shares redeemed	(70,578,571)	(62,170,812)
Net increase (decrease) in net assets resulting from share transactions	66,796,799	42,822,667
Total increase (decrease) in net assets	106,919,485	100,178,664

Net Assets
Beginning of period	250,354,266	150,175,602
End of period (including distributions in excess of net investment income of $244,344 and undistributed net investment income of $868,060, respectively)	$ 357,273,751	$ 250,354,266
Other Information Shares
Sold	13,349,446	12,700,671
Issued in reinvestment of distributions	180,460	207,559
Redeemed	(6,939,235)	(7,996,252)
Net increase (decrease)	6,590,671	4,911,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 6.79	$ 9.57	$ 15.32	$ 10.22	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05	.08 G	.20	.19	.01
Net realized and unrealized gain (loss)	1.41	2.49	(2.64) G	(5.22)	4.98	.21
Total from investment operations	1.43	2.54	(2.56)	(5.02)	5.17	.22
Distributions from net investment income	(.06)	(.07)	(.22)	(.13)	(.02)	-
Distributions from net realized gain	-	-	-	(.60)	(.05)	-
Total distributions	(.06)	(.07)	(.22)	(.73)	(.07)	-
Net asset value, end of period	$ 10.63	$ 9.26	$ 6.79	$ 9.57	$ 15.32	$ 10.22
Total Return B, C	15.48%	37.74%	(27.58)%	(33.98)%	50.84%	2.20%
Ratios to Average Net Assets F
Expenses before expense reductions	.94% A	1.03%	.97%	.89%	.96%	57.49% A
Expenses net of voluntary waivers, if any	.94% A	1.03%	.97%	.89%	.96%	1.20% A
Expenses net of all reductions	.91% A	1.00%	.88%	.85%	.90%	1.20% A
Net investment income (loss)	.46% A	.63%	.87% G	1.55%	1.32%	4.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 357,274	$ 250,354	$ 150,176	$ 264,317	$ 565,258	$ 3,065
Portfolio turnover rate	93% A	131%	240%	255%	338%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 1999 (commencement of operations) to September 30, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

foreign investment companies (PFIC), defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 59,029,309
Unrealized depreciation	(6,872,811)
Net unrealized appreciation (depreciation)	$ 52,156,498
Cost for federal income tax purposes	$ 303,179,773

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $109,856 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $45,903 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $220.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
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1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
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1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
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Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
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1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
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(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

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(U.K.) Inc.

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(Far East) Inc.

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Fidelity's Asset Allocation Funds

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Fidelity®

Asset ManagerSM

Semiannual Report

March 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of March 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	3.3	3.3
American International Group, Inc.	2.9	2.8
Clear Channel Communications, Inc.	2.5	2.5
Microsoft Corp.	2.3	1.7
Home Depot, Inc.	2.1	2.0
	13.1
Top Five Bond Issuers as of March 31, 2004
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	5.6	6.6
U.S. Treasury Obligations	2.8	5.5
Freddie Mac	0.8	1.8
Government National Mortgage Association	0.7	1.1
Tyco International Group SA	0.4	0.5
	10.3
Top Five Market Sectors as of March 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.7	15.6
Health Care	10.3	11.1
Consumer Discretionary	9.7	9.3
Information Technology	7.0	5.8
Consumer Staples	5.3	5.4
Asset Allocation (% of fund's net assets)
As of March 31, 2004*		As of September 30, 2003 **
	Stock class 56.0%		Stock class 52.5%
	Bond class 29.9%		Bond class 34.9%
	Short-term class 14.1%		Short-term class 12.6%
* Foreign investments	8.5%	** Foreign investments	4.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments March 31, 2004

Showing Percentage of Net Assets

Common Stocks - 51.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.0%
Aisin Seiki Co. Ltd.	55,000	$ 1,073
NOK Corp.	35,200	1,296
		2,369
Automobiles - 0.2%
Denway Motors Ltd.	1,140,000	1,317
Fiat Spa (a)	455,300	3,147
Honda Motor Co. Ltd.	23,600	1,092
Hyundai Motor Co. Ltd.	9,990	458
Kia Motors Corp.	111,550	1,152
Nissan Motor Co. Ltd.	159,600	1,756
Toyota Motor Corp.	183,500	6,835
		15,757
Distributors - 0.0%
Sixt AG	50,400	1,009
Hotels, Restaurants & Leisure - 0.3%
H.I.S. Co. Ltd.	32,600	857
Hilton Group PLC	674,700	2,827
McDonald's Corp.	801,200	22,890
MyTravel Group PLC (a)	2,920,000	485
William Hill PLC	298,700	2,863
		29,922
Household Durables - 0.2%
Barratt Developments PLC	111,200	1,277
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	800,000	416
Koninklijke Philips Electronics NV	65,600	1,901
Koninklijke Philips Electronics NV (NY Shares)	53,100	1,539
LG Electronics, Inc.	31,690	1,905
Matsushita Electric Industrial Co. Ltd.	114,000	1,758
ReignCom Ltd.	7,196	619
Sanyo Electric Co. Ltd.	195,000	969
SEB SA	17,861	2,295
Sharp Corp.	97,000	1,729
Sony Corp.	58,100	2,429
Sumitomo Forestry Co. Ltd.	109,000	1,254
Techtronic Industries Co.	75,500	245
Waterford Wedgwood PLC unit (a)	1,880,200	547
		18,883
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.0%
N Brown Group PLC	645,800	$ 1,472
Leisure Equipment & Products - 0.0%
Asia Optical Co., Inc.	122,000	1,118
Fuji Photo Film Co. Ltd.	28,000	889
		2,007
Media - 3.6%
Asahi Broadcasting Corp.	6,360	470
British Sky Broadcasting Group PLC (BSkyB)	331,000	4,145
Canal Plus SA	142,400	1,002
Cheil Communications, Inc.	2,540	412
Clear Channel Communications, Inc.	6,564,791	278,019
Dentsu, Inc.	162	494
Dentsu, Inc. New (a)	162	482
Eniro AB	228,300	1,954
ITV PLC	1,408,558	3,464
Maiden Group PLC	204,900	1,021
McGraw-Hill Companies, Inc.	185,400	14,116
Mediaset Spa	144,000	1,602
Modern Times Group AB (MTG) (B Shares) (a)	91,300	1,702
News Corp. Ltd.	309,220	2,781
News Corp. Ltd. sponsored ADR	868,300	27,534
NRJ Group	93,807	1,999
PT Multimedia SGPS SA (a)	86,800	1,926
Publishing & Broadcasting Ltd.	143,029	1,294
Reuters Group PLC	303,800	2,170
Television Broadcasts Ltd.	170,000	803
Time Warner, Inc. (a)	3,522,550	59,390
Tv Asahi Corp.	549	1,132
Vivendi Universal SA (a)	97,400	2,585
Vivendi Universal SA sponsored ADR (a)	49,300	1,308
Wolters Kluwer NV (Certificaten Van Aandelen)	195,100	3,343
		415,148
Multiline Retail - 0.1%
Barneys, Inc. warrants 4/1/08 (a)	1,630	41
Don Quijote Co. Ltd.	18,500	1,224
Hankyu Department Stores, Inc.	54,000	504
Hyundai Department Store Co. Ltd.	21,020	640
Marks & Spencer Group PLC	415,600	2,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Next PLC	90,500	$ 2,389
Shinsegae Co. Ltd.	4,130	1,023
Woolworths Group PLC	2,223,200	1,683
		9,640
Specialty Retail - 2.4%
Dixons Group PLC	1,749,800	4,974
Esprit Holdings Ltd.	477,000	2,002
Fast Retailing Co. Ltd.	24,200	1,975
Giordano International Ltd.	1,730,000	1,082
Home Depot, Inc.	6,425,600	240,060
Limited Brands, Inc.	469,380	9,388
Nishimatsuya Chain Co. Ltd.	40,780	1,545
Office Depot, Inc. (a)	130,800	2,462
Otsuka Kagu Ltd.	12,400	473
Pal Co. Ltd.	25,600	1,323
Sa Sa International Holdings Ltd.	1,216,000	492
Staples, Inc.	332,100	8,432
USS Co. Ltd.	19,740	1,639
Wyevale Garden Centres PLC	116,000	774
		276,621
Textiles Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	22,500	2,623
Arena Brands Holding Corp. Class B (l)	130,444	1,962
Billabong International Ltd.	143,800	856
Bulgari Spa	142,400	1,301
Puma AG	6,900	1,524
Ted Baker PLC	358,600	2,922
		11,188
TOTAL CONSUMER DISCRETIONARY		784,016
CONSUMER STAPLES - 4.8%
Beverages - 1.0%
PepsiCo, Inc.	815,370	43,908
Pernod-Ricard	49,000	5,976
The Coca-Cola Co.	1,254,250	63,089
		112,973
Food & Staples Retailing - 1.8%
Boots Group PLC	87,800	1,004
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Casino Guichard Perrachon et Compagnie	18,900	$ 1,817
CVS Corp.	2,774,400	97,936
Ito Yokado Ltd.	53,000	2,409
Lawson, Inc.	24,900	953
Safeway, Inc. (a)	2,115,000	43,527
Wal-Mart Stores, Inc.	973,700	58,120
		205,766
Food Products - 0.4%
Kraft Foods, Inc. Class A	145,000	4,641
People's Food Holdings Ltd.	768,000	684
Unilever NV (NY Shares)	566,600	39,345
Unilever PLC	781,000	7,869
		52,539
Household Products - 0.3%
Kimberly-Clark Corp.	80,400	5,073
Procter & Gamble Co.	275,600	28,905
Reckitt Benckiser PLC	88,000	2,185
		36,163
Personal Products - 0.6%
Alberto-Culver Co.	1,264,700	55,482
Amorepacific Corp.	6,070	1,044
Estee Lauder Companies, Inc. Class A	87,600	3,884
Hengan International Group Co. Ltd.	628,000	423
L'Oreal SA	45,500	3,492
		64,325
Tobacco - 0.7%
Altria Group, Inc.	1,417,100	77,161
TOTAL CONSUMER STAPLES		548,927
ENERGY - 2.8%
Energy Equipment & Services - 1.5%
BJ Services Co. (a)	48,600	2,103
China Oilfield Services Ltd. (H Shares)	1,414,000	426
Diamond Offshore Drilling, Inc.	1,515,500	36,660
ENSCO International, Inc.	1,181,200	33,274
GlobalSantaFe Corp.	1,646,986	45,737
Grant Prideco, Inc. (a)	263,800	4,089
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	223,600	$ 10,230
Transocean, Inc. (a)	1,453,300	40,533
		173,052
Oil & Gas - 1.3%
BP PLC sponsored ADR	53,900	2,760
ChevronTexaco Corp.	540,200	47,419
China Petroleum & Chemical Corp. (H Shares)	756,000	290
ConocoPhillips	967,051	67,510
Exxon Mobil Corp.	484,700	20,159
Repsol YPF SA	147,700	3,074
Royal Dutch Petroleum Co. (Hague Registry)	100,500	4,782
		145,994
TOTAL ENERGY		319,046
FINANCIALS - 13.2%
Capital Markets - 1.7%
3i Group PLC	392,800	4,561
D. Carnegie & Co. AB	108,000	1,233
DAB Bank AG (a)	454,800	4,678
JAFCO Co. Ltd.	13,800	1,346
Macquarie Bank Ltd.	23,000	631
Merrill Lynch & Co., Inc.	959,100	57,124
Mitsubishi Securities Co. Ltd.	38,000	522
Morgan Stanley	2,033,500	116,520
Nikko Cordial Corp.	113,000	748
Nomura Holdings, Inc.	136,000	2,481
		189,844
Commercial Banks - 2.1%
Australia & New Zealand Banking Group Ltd.	249,300	3,624
Banca Intesa Spa	317,500	1,052
Banca Nazionale del Lavoro (BNL) (a)	521,500	1,186
Banco Espanol de Credito SA (Reg.)	89,000	1,082
Bank of America Corp.	734,500	59,480
Bank One Corp.	1,509,550	82,301
Chinatrust Financial Holding Co.	703,000	843
Commonwealth Bank of Australia	25,400	649
FleetBoston Financial Corp.	1,219,000	54,733
Hana Bank	34,040	707
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Kookmin Bank	39,240	$ 1,596
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	327	3,247
Mizuho Financial Group, Inc. (a)	552	2,372
National Australia Bank Ltd.	63,300	1,499
Shinhan Financial Group Co. Ltd.	83,300	1,538
St. George Bank Ltd.	66,400	1,076
Sumitomo Mitsui Financial Group, Inc.	643	4,748
Synovus Financial Corp.	542,500	13,264
Taishin Financial Holdings Co. Ltd.	2,090,000	2,100
UFJ Holdings, Inc. (a)	591	3,752
Westpac Banking Corp.	62,900	846
Wing Hang Bank Ltd.	168,000	1,065
		242,760
Consumer Finance - 0.2%
Aeon Credit Service Ltd.	29,800	1,858
Aiful Corp.	9,900	1,013
Cattles PLC	308,900	1,927
MBNA Corp.	309,500	8,551
ORIX Corp.	11,200	1,236
SFCG Co. Ltd.	8,780	1,768
		16,353
Diversified Financial Services - 2.1%
Citigroup, Inc.	4,462,766	230,725
Deutsche Boerse AG	113,846	6,475
Fubon Financial Holding Co. Ltd.	993,000	1,043
Hong Kong Exchanges & Clearing Ltd.	414,000	887
ING Groep NV (Certificaten Van Aandelen)	114,600	2,527
London Stock Exchange PLC	276,600	1,790
OMHEX AB	80,900	1,133
		244,580
Insurance - 4.6%
AFLAC, Inc.	166,600	6,687
Allianz AG (Reg.)	33,400	3,647
Allmerica Financial Corp. (a)	328,200	11,339
AMBAC Financial Group, Inc.	267,500	19,736
American International Group, Inc.	4,689,969	334,629
Assurances Generales France SA (Bearer)	17,600	1,095
CNP Assurances	29,600	1,714
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Corporacion Mapfre SA:
rights 4/7/04 (a)	61,100	$ 24
(Reg.)	130,600	1,573
Hartford Financial Services Group, Inc.	829,180	52,819
MBIA, Inc.	347,500	21,788
MetLife, Inc.	1,124,400	40,119
Millea Holdings, Inc.	143	2,222
PartnerRe Ltd.	130,700	7,378
Promina Group Ltd.	491,270	1,397
Prudential PLC	309,700	2,558
QBE Insurance Group Ltd.	172,349	1,477
Skandia Foersaekrings AB	935,600	3,700
St. Paul Companies, Inc.	165,100	6,606
Swiss Life Holding (a)	3,090	478
Travelers Property Casualty Corp. Class B	475,851	8,218
		529,204
Real Estate - 0.1%
Cheung Kong Holdings Ltd.	58,000	488
Hong Kong Land Holdings Ltd.	498,000	901
Japan Retail Fund Investment Corp.	61	450
Mitsubishi Estate Co. Ltd.	137,000	1,854
Sumitomo Realty & Development Co. Ltd.	74,000	960
Sun Hung Kai Properties Ltd.	208,000	1,902
		6,555
Thrifts & Mortgage Finance - 2.4%
Fannie Mae	3,098,200	230,351
Greenpoint Financial Corp.	176,400	7,710
MGIC Investment Corp.	474,900	30,503
New York Community Bancorp, Inc.	176,267	6,042
		274,606
TOTAL FINANCIALS		1,503,902
HEALTH CARE - 10.0%
Biotechnology - 0.1%
Actelion Ltd. (Reg.) (a)	16,801	1,819
Celltech Group PLC (a)	173,400	1,490
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	122,800	$ 1,975
Global Bio-Chem Technology Group Co. Ltd.	680,000	567
		5,851
Health Care Equipment & Supplies - 0.6%
Axis Shield PLC (a)	163,900	469
Baxter International, Inc.	2,217,700	68,505
Coloplast AS Series B	32,900	3,059
Phonak Holding AG	37,140	895
Synthes-Stratec, Inc.	1,054	1,082
		74,010
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	5,548,280	382,257
Fresenius Medical Care AG	32,800	2,168
Henry Schein, Inc. (a)	101,300	7,235
		391,660
Pharmaceuticals - 5.9%
Galen Holdings PLC	341,600	5,205
Johnson & Johnson	2,583,000	131,010
Merck & Co., Inc.	2,164,820	95,663
Novartis AG sponsored ADR	99,600	4,243
Novo Nordisk AS Series B	79,200	3,682
Pfizer, Inc.	6,494,900	227,646
Recordati Spa	163,212	2,847
Roche Holding AG (participation certificate)	56,020	5,480
Schering-Plough Corp.	1,692,007	27,444
Shire Pharmaceuticals Group PLC (a)	558,300	5,477
SkyePharma PLC (a)	598,400	649
Takeda Chemical Industries Ltd.	62,400	2,777
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	518
Wyeth	4,200,400	157,725
Yamanouchi Pharmaceutical Co. Ltd.	66,400	2,280
		672,646
TOTAL HEALTH CARE		1,144,167
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.2%
United Technologies Corp.	242,400	20,919
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Yamato Transport Co. Ltd.	17,000	$ 285
Building Products - 0.0%
Asahi Glass Co. Ltd.	192,000	2,070
Commercial Services & Supplies - 0.2%
Aramark Corp. Class B	246,000	6,743
ChoicePoint, Inc. (a)	479,956	18,253
Meitec Corp.	24,500	923
Prosegur Comp Securidad SA (Reg.)	11,000	177
Riso Kyoiku Co. Ltd.	265	483
Riso Kyoiku Co. Ltd. New	530	737
Sumisho Lease Co. Ltd.	29,800	1,189
Teraoka Seisakusho Co. Ltd.	7,000	78
		28,583
Electrical Equipment - 0.1%
ABB Ltd. (Switzerland) (Reg.) (a)	380,240	2,245
Alstom SA sponsored ADR	565,800	1,381
Grupo Auxiliar Metalurgico SA (Gamesa)	60,100	2,468
		6,094
Industrial Conglomerates - 2.3%
China Merchants Holdings International Co. Ltd.	490,000	689
General Electric Co.	6,003,260	183,219
Hutchison Whampoa Ltd.	81,000	582
LG Chemical Investment Ltd.	38,270	437
Tyco International Ltd.	2,678,500	76,739
		261,666
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	490,400	33,176
Sulzer AG (Reg.)	3,180	792
		33,968
Marine - 0.0%
A.P. Moller - Maersk AS Series B	140	1,001
Road & Rail - 0.1%
CSX Corp.	264,500	8,012
East Japan Railway Co.	220	1,154
Union Pacific Corp.	69,200	4,140
		13,306
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Mitsui & Co. Ltd.	119,000	$ 1,066
Sumitomo Corp.	99,000	890
		1,956
TOTAL INDUSTRIALS		369,848
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.8%
Alcatel SA sponsored ADR (a)	230,500	3,653
Cisco Systems, Inc. (a)	1,593,814	37,487
Comverse Technology, Inc. (a)	795,900	14,438
Motorola, Inc.	1,514,200	26,650
TANDBERG Television ASA (a)	636,700	3,887
Telefonaktiebolaget LM Ericsson (B Shares) (a)	1,134,400	3,148
		89,263
Computers & Peripherals - 1.0%
Dell, Inc. (a)	1,662,500	55,893
Diebold, Inc.	125,900	6,058
Hewlett-Packard Co.	1,911,100	43,650
Sun Microsystems, Inc. (a)	2,937,700	12,221
		117,822
Electronic Equipment & Instruments - 0.7%
AU Optronics Corp.	441,000	850
Citizen Electronics Co. Ltd.	7,650	473
Flextronics International Ltd. (a)	829,600	14,286
Hon Hai Precision Industries Co. Ltd.	332,000	1,436
Hoya Corp.	17,300	1,684
Interflex Co. Ltd.	41,710	971
Jabil Circuit, Inc. (a)	401,400	11,813
Kingboard Chemical Holdings Ltd.	722,000	1,390
Kudelski SA (Bearer) (a)	27,450	889
Kyocera Corp.	21,700	1,819
Merry Electronics Co. Ltd.	603,000	1,345
Murata Manufacturing Co. Ltd.	13,700	868
Nidec Corp.	13,500	1,401
Nippon Electric Glass Co. Ltd.	55,000	1,282
Samsung Electro-Mechanics Co. Ltd.	33,470	1,362
Samsung SDI Co. Ltd.	2,620	385
Sanmina-SCI Corp. (a)	877,700	9,663
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	3,028,900	$ 16,750
TDK Corp.	18,100	1,380
Thermo Electron Corp. (a)	259,800	7,347
Yageo Corp. (a)	1,152,000	626
		78,020
Internet Software & Services - 0.1%
Easynet Group PLC (a)	1,024,300	2,411
Lastminute.com PLC (a)	195,400	711
T-Online International AG (a)	108,900	1,301
Tiscali Spa (a)	160,800	928
Wanadoo SA (a)	150,600	1,584
		6,935
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	354,000	18,373
First Data Corp.	869,200	36,645
Hitachi Information Systems Co. Ltd.	11,400	391
Nomura Research Institute Ltd.	6,600	749
		56,158
Office Electronics - 0.0%
Canon, Inc.	70,000	3,626
Konica Minolta Holdings, Inc.	66,000	942
Ricoh Co. Ltd.	94,000	1,929
		6,497
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	828,800	22,543
KLA-Tencor Corp. (a)	51,900	2,613
Lam Research Corp. (a)	263,400	6,640
Linear Technology Corp.	77,050	2,852
Novellus Systems, Inc. (a)	56,700	1,802
Samsung Electronics Co. Ltd.	15,390	7,702
Sanken Electric Co. Ltd.	36,000	492
Shinko Electric Industries Co.Ltd.	29,800	926
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	167,000	304
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	917,962	9,584
United Microelectronics Corp. sponsored ADR (a)	2,016,051	10,483
Xilinx, Inc. (a)	52,800	2,006
		67,947
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.5%
Autonomy Corp. PLC (a)	221,000	$ 1,080
Business Objects SA sponsored ADR (a)	152,000	4,332
Comptel Oyj	292,800	711
F-Secure Oyj (a)	724,500	1,258
London Bridge Software Holdings PLC	143,800	155
Microsoft Corp.	10,318,465	257,652
NDS Group PLC sponsored ADR (a)	50,300	1,392
Nintendo Co. Ltd.	4,300	433
SAP AG	10,800	1,698
VERITAS Software Corp. (a)	593,266	15,965
		284,676
TOTAL INFORMATION TECHNOLOGY		707,318
MATERIALS - 0.5%
Chemicals - 0.2%
Asahi Kasei Corp.	151,000	885
Clariant AG (Reg.)	69,820	988
Dow Chemical Co.	597,700	24,075
Hitachi Chemical Co. Ltd.	7,900	133
Nitto Denko Corp.	37,900	2,079
		28,160
Construction Materials - 0.0%
Anhui Conch Cement Co. Ltd. Class H	228,000	373
Containers & Packaging - 0.0%
Fuji Seal, Inc.	10,900	459
Metals & Mining - 0.2%
Alcan, Inc.	368,100	16,366
Alcoa, Inc.	75,400	2,616
Alumina Ltd.	95,900	394
BHP Billiton Ltd.	325,400	3,056
Nippon Steel Corp.	421,000	981
Rio Tinto Ltd.	44,155	1,165
		24,578
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Bowater, Inc.	99,000	$ 4,319
International Paper Co.	78,200	3,305
		7,624
TOTAL MATERIALS		61,194
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.5%
BellSouth Corp.	1,639,100	45,387
BT Group PLC	1,503,100	5,019
Completel Europe NV (a)	86,413	3,321
Deutsche Telekom AG (Reg.) (a)	242,800	4,380
France Telecom SA (a)	98,200	2,518
France Telecom SA sponsored ADR	142,900	3,664
Jazztel PLC (a)	3,155,200	1,321
Koninklijke KPN NV	299,100	2,340
Nippon Telegraph & Telephone Corp.	430	2,437
Portugal Telecom SGPS SA sponsored ADR	176,000	1,973
Qwest Communications International, Inc. (a)	8,280,000	35,687
SBC Communications, Inc.	7,406,600	181,758
Singapore Telecommunications Ltd.	495,000	689
Song Networks Holding AB (a)	356,400	2,909
Tele2 AB (B Shares)	29,400	1,354
Telecom Italia Spa	533,200	1,673
Telefonica SA	78,400	1,190
Telefonica SA sponsored ADR	91,100	4,149
Verizon Communications, Inc.	2,722,200	99,469
		401,238
Wireless Telecommunication Services - 0.3%
KDDI Corp.	311	1,751
Nextel Communications, Inc. Class A (a)	938,500	23,209
NTT DoCoMo, Inc.	641	1,420
Vodafone Group PLC	3,869,100	9,247
Vodafone Group PLC sponsored ADR	98,300	2,349
		37,976
TOTAL TELECOMMUNICATION SERVICES		439,214
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp.	645,600	$ 25,230
PG&E Corp. (a)	587,700	17,026
TXU Corp.	302,700	8,675
		50,931
Gas Utilities - 0.0%
NiSource, Inc.	243,700	5,179
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	29,600	1,391
RWE AG	45,400	2,043
		3,434
TOTAL UTILITIES		59,544
TOTAL COMMON STOCKS (Cost $5,489,532)		5,937,176
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
ITV PLC (a)	119,544	169
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Porsche AG (non-vtg.)	4,900	2,964
Media - 0.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	54,190	5,649
Series H, 11.75%	20,185	2,107
Granite Broadcasting Corp. 12.75% pay-in-kind	4,680	2,293
		10,049
TOTAL CONSUMER DISCRETIONARY		13,013
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Chevy Chase Bank FSB Series C, 8.00%	40,670	$ 1,159
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care AG	19,200	874
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia Spa (Risp)	792,100	1,805
TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,851
TOTAL PREFERRED STOCKS (Cost $17,400)		17,020
Corporate Bonds - 14.4%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (e)	$ 4,359	6,328
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Service Corp. International (SCI) 6.75% 6/22/08	2,560	2,907
INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.2%
Tyco International Group SA 3.125% 1/15/23	17,040	24,841
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Brocade Communications Systems, Inc. 2% 1/1/07	840	777
CIENA Corp. 3.75% 2/1/08	2,800	2,548
		3,325
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 5% 3/15/07	2,260	2,181
TOTAL INFORMATION TECHNOLOGY		5,506
TOTAL CONVERTIBLE BONDS		39,582
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 14.0%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 2,820	$ 2,850
4.75% 1/15/08	10,580	11,031
7.2% 9/1/09	2,000	2,276
Dana Corp. 6.5% 3/1/09	910	969
Stoneridge, Inc. 11.5% 5/1/12	2,915	3,469
United Components, Inc. 9.375% 6/15/13	930	1,004
Visteon Corp. 7% 3/10/14	1,790	1,774
		23,373
Automobiles - 0.1%
General Motors Corp. 8.25% 7/15/23	8,895	9,929
Hotels, Restaurants & Leisure - 0.6%
Argosy Gaming Co. 7% 1/15/14 (e)	4,020	4,191
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	1,144	932
10.5% 7/15/11	870	811
Boyd Gaming Corp.:
7.75% 12/15/12	2,300	2,467
8.75% 4/15/12	1,690	1,859
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	2,750	3,039
Circus Circus Enterprises, Inc. 7.625% 7/15/13	2,535	2,763
Friendly Ice Cream Corp. 8.375% 6/15/12 (e)	2,200	2,255
Host Marriott LP 7.125% 11/1/13	5,075	5,253
ITT Corp. 7.375% 11/15/15	1,850	1,998
Mandalay Resort Group 9.375% 2/15/10	1,030	1,226
MGM MIRAGE:
5.875% 2/27/14	4,305	4,300
5.875% 2/27/14 (e)	2,560	2,557
Mohegan Tribal Gaming Authority:
8% 4/1/12	1,900	2,095
8.375% 7/1/11	1,405	1,556
MTR Gaming Group, Inc. 9.75% 4/1/10	1,650	1,766
Park Place Entertainment Corp. 7.875% 3/15/10	1,610	1,795
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	4,990	5,215
Six Flags, Inc.:
8.875% 2/1/10	2,535	2,611
9.75% 4/15/13	3,665	3,876
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.:
6% 4/1/12 (e)	$ 3,650	$ 3,750
6.5% 2/1/14 (e)	3,570	3,588
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	4,045	4,470
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(e)	1,725	923
Town Sports International, Inc. 9.625% 4/15/11	2,875	3,033
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	3,830	4,395
		72,724
Household Durables - 0.4%
Beazer Homes USA, Inc.:
6.5% 11/15/13 (e)	2,135	2,242
8.375% 4/15/12	2,590	2,894
D.R. Horton, Inc. 6.875% 5/1/13	880	972
Juno Lighting, Inc. 11.875% 7/1/09	4,310	4,622
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	640	654
8.875% 4/1/12	7,300	8,213
10.5% 10/1/07	560	661
KB Home 7.75% 2/1/10	3,345	3,613
Sealy Mattress Co. 8.25% 6/15/14 (e)	2,980	2,980
Standard Pacific Corp.:
5.125% 4/1/09	1,840	1,835
6.875% 5/15/11	2,490	2,639
7.75% 3/15/13	210	233
9.25% 4/15/12	2,220	2,597
Technical Olympic USA, Inc. 7.5% 3/15/11 (e)	1,870	1,870
WCI Communities, Inc. 7.875% 10/1/13	1,850	1,980
William Lyon Homes, Inc.:
7.5% 2/15/14 (e)	2,645	2,738
10.75% 4/1/13	4,935	5,836
		46,579
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	5,110	5,723
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.8%
AMC Entertainment, Inc.:
8% 3/1/14 (e)	$ 2,080	$ 2,064
9.5% 2/1/11	2,127	2,228
AOL Time Warner, Inc. 7.625% 4/15/31	5,100	5,967
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	3,750	4,524
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(i)	3,580	3,580
8% 4/15/12 (e)	3,780	3,780
Cinemark, Inc. 0% 3/15/14 (d)(e)	4,400	2,745
Comcast Corp. 7.05% 3/15/33	5,000	5,556
Continental Cablevision, Inc. 9% 9/1/08	2,650	3,221
Corus Entertainment, Inc. 8.75% 3/1/12	1,960	2,156
CSC Holdings, Inc. 7.875% 2/15/18	2,835	3,041
EchoStar DBS Corp. 5.75% 10/1/08 (e)	4,570	4,707
Granite Broadcasting Corp. 9.75% 12/1/10 (e)	1,590	1,542
Gray Television, Inc. 9.25% 12/15/11	2,385	2,647
Houghton Mifflin Co.:
0% 10/15/13 (d)(e)	920	501
8.25% 2/1/11	2,130	2,183
9.875% 2/1/13	1,985	2,045
Innova S. de R.L. 9.375% 9/19/13	2,580	2,812
LBI Media, Inc. 10.125% 7/15/12	2,815	3,216
Liberty Media Corp. 5.7% 5/15/13	3,000	3,132
News America Holdings, Inc. 7.7% 10/30/25	8,440	10,151
PEI Holdings, Inc. 11% 3/15/10	2,195	2,535
Reader's Digest Association, Inc. 6.5% 3/1/11 (e)	2,790	2,874
Sinclair Broadcast Group, Inc. 8% 3/15/12	3,665	3,972
Spanish Broadcasting System, Inc. 9.625% 11/1/09	2,175	2,300
Telewest PLC 11% 10/1/07 (c)	4,580	2,885
TV Azteca SA de CV yankee 10.5% 2/15/07	1,105	1,138
Videotron LTEE 6.875% 1/15/14	1,000	1,040
		88,542
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	1,630	1,679
Specialty Retail - 0.3%
Asbury Automotive Group, Inc.:
8% 3/15/14 (e)	2,100	2,100
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Asbury Automotive Group, Inc.: - continued
9% 6/15/12	$ 3,125	$ 3,313
AutoNation, Inc. 9% 8/1/08	2,255	2,627
J. Crew Intermediate LLC 0% 5/15/08 (d)	5,352	4,121
NBC Acquisition Corp. 0% 3/15/13 (d)(e)	4,270	2,797
Nebraska Book Co., Inc. 8.625% 3/15/12 (e)	2,970	3,059
Sonic Automotive, Inc. 8.625% 8/15/13	3,060	3,312
Toys 'R' US, Inc. 7.875% 4/15/13	4,275	4,478
United Rentals North America, Inc.:
6.5% 2/15/12 (e)	870	861
7% 2/15/14 (e)	1,130	1,062
7.75% 11/15/13 (e)	6,580	6,383
		34,113
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	1,155	860
11.625% 1/15/08	1,360	1,040
12.25% 12/15/12	875	661
		2,561
TOTAL CONSUMER DISCRETIONARY		285,223
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
6% 12/15/05 (e)	3,305	3,272
6.875% 8/15/13	5,100	4,667
8.125% 5/1/10	3,330	3,596
9.25% 6/1/13	3,160	3,334
9.5% 2/15/11	925	1,036
Safeway, Inc. 6.5% 3/1/11	5,500	6,140
		22,045
Food Products - 0.2%
Del Monte Corp. 9.25% 5/15/11	10,695	11,898
Doane Pet Care Co. 9.75% 5/15/07	4,710	4,098
Dole Food Co., Inc. 7.25% 6/15/10	3,770	3,845
Kraft Foods, Inc. 5.25% 6/1/07	2,950	3,181
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc.:
7.625% 2/15/08	$ 965	$ 1,033
7.75% 5/15/13	815	892
8% 10/15/09	390	431
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	1,440	1,505
		26,883
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	4,215	4,645
Philip Morris Companies, Inc.:
7% 7/15/05	5,636	5,940
7.75% 1/15/27	2,400	2,675
		13,260
TOTAL CONSUMER STAPLES		62,188
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc.:
9% 12/15/09	880	990
9.625% 12/1/07	3,710	4,211
Hanover Compressor Co.:
0% 3/31/07	5,345	4,089
8.625% 12/15/10	2,300	2,473
Key Energy Services, Inc. 8.375% 3/1/08	5,150	5,433
SESI LLC 8.875% 5/15/11	4,930	5,423
Weatherford International Ltd. 4.95% 10/15/13	975	991
		23,610
Oil & Gas - 0.6%
Amerada Hess Corp.:
6.65% 8/15/11	640	707
7.125% 3/15/33	1,660	1,743
7.375% 10/1/09	1,459	1,671
Chesapeake Energy Corp.:
8.375% 11/1/08	5,905	6,496
9% 8/15/12	1,835	2,119
El Paso Production Holding Co. 7.75% 6/1/13	3,570	3,320
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	3,750	4,249
General Maritime Corp. 10% 3/15/13	5,460	6,115
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	$ 695	$ 704
8.25% 3/15/13	5,995	6,595
Pecom Energia SA 9% 5/1/09 (Reg. S)	2,175	2,295
Petrobras International Finance Co. Ltd. 8.375% 12/10/18	2,185	2,209
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	1,505	1,686
8.75% 7/1/12	2,230	2,498
Range Resources Corp. 7.375% 7/15/13	2,615	2,720
Teekay Shipping Corp. 8.875% 7/15/11	7,920	9,187
The Coastal Corp.:
6.375% 2/1/09	1,365	1,126
6.5% 5/15/06	1,035	953
6.5% 6/1/08	885	746
7.5% 8/15/06	3,010	2,799
7.75% 6/15/10	3,870	3,348
7.75% 10/15/35	1,655	1,283
9.625% 5/15/12	6,590	6,195
Western Oil Sands, Inc. 8.375% 5/1/12	3,900	4,612
		75,376
TOTAL ENERGY		98,986
FINANCIALS - 3.5%
Capital Markets - 0.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	3,715	3,708
4.25% 9/4/12 (i)	3,570	3,684
Morgan Stanley:
4.75% 4/1/14	3,100	3,019
6.6% 4/1/12	11,865	13,641
		24,052
Commercial Banks - 0.2%
Bank of America Corp. 7.4% 1/15/11	2,050	2,461
Chevy Chase Bank FSB 6.875% 12/1/13	1,605	1,661
Export-Import Bank of Korea:
4.125% 2/10/09 (e)	1,215	1,238
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea: - continued
5.25% 2/10/14 (e)	$ 4,545	$ 4,706
Korea Development Bank 3.875% 3/2/09	4,250	4,284
Wachovia Corp. 3.625% 2/17/09	5,400	5,488
		19,838
Consumer Finance - 0.4%
Capital One Bank:
4.875% 5/15/08	1,800	1,897
6.5% 6/13/13	3,750	4,079
6.875% 2/1/06	700	756
Ford Motor Credit Co. 7.375% 10/28/09	5,280	5,796
General Motors Acceptance Corp. 7.75% 1/19/10	13,160	14,919
Household Finance Corp.:
5.875% 2/1/09	675	748
6.375% 10/15/11	6,200	7,030
6.375% 11/27/12	3,805	4,306
6.75% 5/15/11	1,125	1,299
Household International, Inc. 8.875% 2/15/08	4,525	5,052
MBNA Corp. 6.25% 1/17/07	1,875	2,054
		47,936
Diversified Financial Services - 2.0%
Ahold Finance USA, Inc.:
6.25% 5/1/09	4,635	4,728
8.25% 7/15/10	3,850	4,235
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	5,000	4,575
6.977% 11/23/22	354	320
7.324% 4/15/11	915	796
7.377% 5/23/19	4,077	3,099
7.379% 5/23/16	2,888	2,195
7.8% 4/1/08	2,205	2,062
8.608% 10/1/12	620	583
10.18% 1/2/13	1,200	900
Cadbury Schweppes U.S. Finance LLC 3.875% 10/1/08 (e)	2,950	3,004
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	1,580	1,564
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	$ 935	$ 968
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09	1,430	1,190
Citigroup, Inc. 7.25% 10/1/10	2,050	2,441
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	236	201
6.795% 8/2/18	814	700
6.9% 1/2/17	1,443	1,212
6.954% 2/2/11	370	314
7.461% 4/1/13	681	586
7.73% 9/15/12	627	508
7.82% 4/15/15	783	666
8.307% 4/2/18	3,075	2,767
8.321% 11/1/06	1,320	1,241
Dana Credit Corp. 8.375% 8/15/07 (e)	885	974
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	880	739
7.57% 11/18/10	6,255	6,229
7.779% 11/18/05	1,500	1,275
7.779% 1/2/12	1,403	1,066
Deutsche Telekom International Finance BV:
8.5% 6/15/10	4,500	5,525
8.75% 6/15/30	3,800	4,982
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (e)	1,370	1,507
9.875% 8/15/13 (e)	1,610	1,787
FIMEP SA 10.5% 2/15/13	3,380	3,929
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	3,955	4,489
Goldman Sachs Capital I 6.345% 2/15/34	4,000	4,113
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	3,405	3,780
IOS Capital LLC 7.25% 6/30/08	2,130	2,338
Ispat Inland ULC 9.75% 4/1/14 (e)	4,790	4,958
Jostens Holding Corp. 0% 12/1/13 (d)	2,295	1,538
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Leucadia National Corp.:
7% 8/15/13	$ 3,440	$ 3,560
7% 8/15/13 (e)	1,430	1,480
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	2,490	2,415
Midland Funding Corp. II 11.75% 7/23/05	2,039	2,151
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)	6,305	6,468
Mobile Telesystems Finance SA 8.375% 10/14/10 (e)	380	395
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	570	627
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (e)	2,040	2,162
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	1,920	1,978
Nexstar Finance, Inc. 7% 1/15/14 (e)	1,210	1,195
NiSource Finance Corp. 7.875% 11/15/10	2,325	2,812
Northern Telecom Capital Corp.:
7.4% 6/15/06	900	941
7.875% 6/15/26	925	962
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	1,007	876
7.67% 1/2/15	598	526
Pemex Project Funding Master Trust 7.375% 12/15/14	7,630	8,488
Petronas Capital Ltd. 7.875% 5/22/22 (e)	6,000	7,219
Prime Property Funding II 6.25% 5/15/07	3,990	4,414
Qwest Capital Funding, Inc.:
7% 8/3/09	4,510	3,969
7.25% 2/15/11	4,275	3,677
7.75% 8/15/06	16,650	16,733
Rabobank Capital Funding Trust II 5.26% 12/31/49 (e)(i)	3,860	4,003
Sensus Metering Systems, Inc. 8.625% 12/15/13 (e)	2,010	1,980
Ship Finance International Ltd. 8.5% 12/15/13 (e)	9,420	9,302
Sprint Capital Corp.:
6.125% 11/15/08	1,900	2,094
6.875% 11/15/28	6,100	6,335
Telecom Italia Capital:
4% 11/15/08 (e)	2,060	2,106
5.25% 11/15/13 (e)	2,060	2,124
TIG Capital Trust I 8.597% 1/15/27 (e)	1,300	1,131
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	$ 526	$ 605
11% 2/15/13	263	313
U.S. West Capital Funding, Inc. 6.375% 7/15/08	4,677	4,163
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	4,615	5,353
Verizon Global Funding Corp. 7.25% 12/1/10	6,570	7,741
Western Financial Bank 9.625% 5/15/12	5,820	6,635
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (e)	800	836
Xerox Capital Trust I 8% 2/1/27	6,100	6,009
		223,862
Insurance - 0.2%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	4,025	4,528
Oil Insurance Ltd. 5.15% 8/15/33 (e)(i)	2,700	2,803
Principal Life Global Funding I:
5.125% 6/28/07 (e)	16,000	17,194
6.25% 2/15/12 (e)	4,310	4,889
		29,414
Real Estate - 0.4%
CarrAmerica Realty Corp. 5.25% 11/30/07	3,500	3,769
CenterPoint Properties Trust:
4.75% 8/1/10	1,500	1,551
6.75% 4/1/05	4,360	4,542
EOP Operating LP 7.75% 11/15/07	11,045	12,861
ERP Operating LP 5.2% 4/1/13	1,200	1,249
Gables Realty LP 5.75% 7/15/07	1,000	1,084
iStar Financial, Inc. 6.5% 12/15/13	2,140	2,252
LNR Property Corp.:
7.25% 10/15/13 (e)	2,980	3,114
7.625% 7/15/13	1,460	1,562
Mack-Cali Realty LP 7.25% 3/15/09	2,350	2,722
Omega Healthcare Investors, Inc. 7% 4/1/14 (e)	2,450	2,511
Senior Housing Properties Trust:
7.875% 4/15/15	1,800	1,944
8.625% 1/15/12	2,830	3,212
		42,373
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	3,000	2,969
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp. 3.75% 4/1/14 (i)	$ 1,570	$ 1,561
Washington Mutual, Inc. 4.625% 4/1/14	5,000	4,900
		9,430
TOTAL FINANCIALS		396,905
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8% 9/1/13	2,130	2,375
Health Care Providers & Services - 0.3%
AmeriPath, Inc.:
10.5% 4/1/13	1,180	1,204
10.5% 4/1/13 (e)	2,340	2,387
AmerisourceBergen Corp. 7.25% 11/15/12	3,840	4,205
Concentra Operating Corp. 9.5% 8/15/10	1,320	1,472
Genesis HealthCare Corp. 8% 10/15/13 (e)	2,560	2,707
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	4,630	4,723
PacifiCare Health Systems, Inc. 10.75% 6/1/09	3,104	3,632
Psychiatric Solutions, Inc. 10.625% 6/15/13	3,035	3,467
Tenet Healthcare Corp. 7.375% 2/1/13	4,415	3,962
		27,759
Pharmaceuticals - 0.0%
Biovail Corp. yankee 7.875% 4/1/10	1,450	1,407
TOTAL HEALTH CARE		31,541
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	3,765	3,389
9.5% 11/1/08	1,790	1,718
Orbital Sciences Corp. 9% 7/15/11	1,900	2,085
		7,192
Airlines - 0.1%
AMR Corp. 9% 8/1/12	3,920	3,332
Continental Airlines, Inc.:
7.875% 7/2/18	3,190	3,166
8% 12/15/05	50	47
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	$ 496	$ 426
7.9% 12/15/09	3,015	2,005
10% 8/15/08 (e)	1,575	1,130
10.14% 8/14/12	540	367
		10,473
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	2,540	2,832
Jacuzzi Brands, Inc. 9.625% 7/1/10	2,335	2,580
Nortek Holdings, Inc. 0% 5/15/11 (d)(e)	3,625	2,701
Nortek, Inc. 4.17% 12/31/10 (e)(i)	1,880	1,880
		9,993
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
7.875% 1/1/09	159	166
7.875% 4/15/13	935	1,019
9.25% 9/1/12	3,385	3,842
American Color Graphics, Inc. 10% 6/15/10	485	432
Browning-Ferris Industries, Inc. 6.375% 1/15/08	3,360	3,427
		8,886
Construction & Engineering - 0.0%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	4,110	4,603
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (e)	1,720	1,879
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.375% 10/15/11	2,815	3,079
6.75% 2/15/11	15,500	17,261
6.875% 1/15/29	4,250	4,461
		24,801
Machinery - 0.3%
AGCO Corp.:
8.5% 3/15/06	2,130	2,130
9.5% 5/1/08	2,640	2,891
Columbus McKinnon Corp. 10% 8/1/10	410	443
Cummins, Inc. 5.65% 3/1/2098	3,645	2,624
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Dresser, Inc. 9.375% 4/15/11	$ 5,150	$ 5,614
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	10,145	10,804
Invensys PLC 9.875% 3/15/11 (e)	4,595	4,698
Terex Corp. 7.375% 1/15/14 (e)	5,190	5,553
Trinity Industries, Inc. 6.5% 3/15/14 (e)	1,575	1,571
		36,328
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	2,110	2,184
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,155	1,184
TFM SA de CV yankee:
10.25% 6/15/07	495	512
11.75% 6/15/09	5,360	5,387
		7,083
TOTAL INDUSTRIALS		113,422
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Corning, Inc.:
5.9% 3/15/14	2,790	2,769
6.2% 3/15/16	2,270	2,253
L-3 Communications Corp. 6.125% 1/15/14 (e)	2,360	2,419
Lucent Technologies, Inc. 6.45% 3/15/29	3,035	2,565
Motorola, Inc. 6.5% 11/15/28	3,880	3,939
		13,945
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. 6.5% 5/15/13	4,140	4,326
Ingram Micro, Inc. 9.875% 8/15/08	2,120	2,364
PerkinElmer, Inc. 8.875% 1/15/13	5,495	6,333
Solectron Corp.:
7.375% 3/1/06	3,775	3,940
9.625% 2/15/09	825	912
		17,875
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Dex Media, Inc.:
0% 11/15/13 (d)(e)	$ 4,360	$ 2,790
0% 11/15/13 (d)(e)	9,650	6,176
8% 11/15/13 (e)	2,470	2,445
Iron Mountain, Inc.:
6.625% 1/1/16	2,630	2,577
8.625% 4/1/13	1,710	1,864
		15,852
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	3,345	3,521
7.2% 4/1/16	1,865	1,921
7.625% 6/15/13	4,450	4,728
		10,170
Semiconductors & Semiconductor Equipment - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13	1,312	1,535
Amkor Technology, Inc.:
7.125% 3/15/11 (e)	4,910	4,910
7.75% 5/15/13	3,650	3,723
Micron Technology, Inc. 6.5% 9/30/05 (l)	8,000	7,960
Viasystems, Inc. 10.5% 1/15/11 (e)	2,200	2,453
		20,581
TOTAL INFORMATION TECHNOLOGY		78,423
MATERIALS - 1.7%
Chemicals - 0.4%
Airgas, Inc. 6.25% 7/15/14 (e)	2,070	2,132
Berry Plastics Corp. 10.75% 7/15/12	5,975	6,782
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,025	1,046
10.125% 9/1/08	1,650	1,774
10.625% 5/1/11	8,180	8,834
HMP Equity Holdings Corp. 0% 5/15/08 (e)	3,615	1,916
Huntsman ICI Chemicals LLC 10.125% 7/1/09	3,780	3,818
Huntsman International LLC 9.875% 3/1/09	4,075	4,432
Lyondell Chemical Co.:
9.625% 5/1/07	1,330	1,377
9.875% 5/1/07	1,340	1,394
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Millennium America, Inc.:
9.25% 6/15/08	$ 6,530	$ 6,987
9.25% 6/15/08 (e)	980	1,049
Nalco Co.:
7.75% 11/15/11 (e)	1,690	1,749
8.875% 11/15/13 (e)	1,720	1,785
NOVA Chemicals Corp. 6.5% 1/15/12 (e)	1,660	1,710
Pliant Corp. 0% 6/15/09 (d)(e)	2,360	1,888
		48,673
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	7,155	8,121
U.S. Concrete, Inc. 8.375% 4/1/14 (e)	1,780	1,825
		9,946
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	3,495	4,037
BWAY Corp. 10% 10/15/10	1,120	1,198
Crown European Holdings SA 10.875% 3/1/13	2,220	2,581
Graphic Packaging International, Inc.:
8.5% 8/15/11	1,770	1,982
9.5% 8/15/13	1,770	2,009
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	6,620	6,951
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,260	5,681
Owens-Illinois, Inc.:
7.35% 5/15/08	2,490	2,453
7.5% 5/15/10	2,255	2,176
7.8% 5/15/18	4,495	4,147
8.1% 5/15/07	2,590	2,642
Sealed Air Corp. 5.625% 7/15/13 (e)	900	943
		36,800
Metals & Mining - 0.4%
AK Steel Corp.:
7.75% 6/15/12	970	856
7.875% 2/15/09	970	878
Allegheny Ludlum Corp. 6.95% 12/15/25	1,955	1,760
Allegheny Technologies, Inc. 8.375% 12/15/11	3,215	3,231
California Steel Industries, Inc. 6.125% 3/15/14 (e)	1,250	1,256
Compass Minerals International, Inc. 0% 6/1/13 (d)	6,290	4,780
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	$ 2,185	$ 2,441
CSN Islands VII Corp. 10.75% 9/12/08 (e)	3,405	3,618
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	2,090	2,059
Falconbridge Ltd. yankee 7.35% 6/5/12	2,500	2,925
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14 (e)	3,515	3,418
10.125% 2/1/10	2,790	3,188
Peabody Energy Corp.:
5.875% 4/15/16	2,425	2,437
6.875% 3/15/13	2,880	3,110
Steel Dynamics, Inc.:
9.5% 3/15/09	980	1,093
9.5% 3/15/09 (e)	1,000	1,115
		38,165
Paper & Forest Products - 0.5%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14 (e)	2,390	2,402
Boise Cascade Corp. 7.68% 3/29/06	7,590	8,069
Bowater, Inc.:
4.11% 3/15/10 (i)	2,760	2,739
6.5% 6/15/13	1,060	1,031
Buckeye Technologies, Inc. 8.5% 10/1/13	2,225	2,392
Georgia-Pacific Corp.:
8% 1/15/14	4,530	5,051
8% 1/15/24 (e)	2,150	2,279
8.125% 5/15/11	4,765	5,420
8.875% 5/15/31	1,135	1,271
9.5% 12/1/11	2,330	2,796
International Paper Co.:
4.25% 1/15/09	885	908
5.5% 1/15/14	2,225	2,308
5.85% 10/30/12	3,080	3,307
Norske Skog Canada Ltd.:
7.375% 3/1/14 (e)	1,230	1,264
8.625% 6/15/11	3,785	4,050
Stone Container Corp. 9.75% 2/1/11	6,430	7,169
Tembec Industries, Inc.:
7.75% 3/15/12	2,045	1,973
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Tembec Industries, Inc.: - continued
8.5% 2/1/11	$ 2,635	$ 2,635
yankee 8.625% 6/30/09	1,720	1,720
		58,784
TOTAL MATERIALS		192,368
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T Broadband Corp. 8.375% 3/15/13	4,000	4,967
AT&T Corp. 8.75% 11/15/31	2,720	3,208
BellSouth Corp. 6% 10/15/11	3,480	3,860
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	5,089	5,191
Cincinnati Bell, Inc. 8.375% 1/15/14	4,015	3,895
Citizens Communications Co.:
7.625% 8/15/08	1,355	1,423
9% 8/15/31	675	712
9.25% 5/15/11	680	751
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)	5,495	5,948
Eschelon Operating Co. 8.375% 3/15/10 (e)	4,290	3,647
France Telecom SA:
8.75% 3/1/11	3,495	4,268
9.5% 3/1/31	3,000	4,055
GCI, Inc. 7.25% 2/15/14 (e)	7,205	7,025
Level 3 Communications, Inc.:
9.125% 5/1/08	245	197
10.5% 12/1/08	4,240	3,477
MCI Communications Corp.:
6.5% 4/15/10 (c)	3,680	2,926
6.95% 8/15/06 (c)	305	242
7.75% 3/15/24 (c)	2,065	1,637
7.75% 3/23/25 (c)	3,520	2,785
8.25% 1/20/23 (c)	950	746
Primus Telecom Holding, Inc. 8% 1/15/14 (e)	4,660	4,462
Qwest Communications International, Inc. 7.25% 2/15/11 (e)	2,510	2,385
Qwest Corp. 9.125% 3/15/12 (e)	5,675	6,441
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Services Corp.:
13.5% 12/15/10 (e)	$ 3,880	$ 4,501
14% 12/15/14 (e)	4,632	5,558
SBC Communications, Inc. 5.875% 2/1/12	4,200	4,589
Telefonica Europe BV 7.75% 9/15/10	3,500	4,227
Telenet Group Holding NV 0% 6/15/14 (d)(e)	5,550	3,386
Telewest Communications PLC yankee 11.25% 11/1/08 (c)	635	397
TELUS Corp. yankee 8% 6/1/11	9,500	11,444
Triton PCS, Inc.:
8.75% 11/15/11	1,445	1,362
9.375% 2/1/11	2,655	2,555
U.S. West Communications:
6.875% 9/15/33	2,370	2,103
7.2% 11/10/26	1,485	1,366
7.5% 6/15/23	2,300	2,105
		117,841
Wireless Telecommunication Services - 0.4%
America Movil SA de CV:
4.125% 3/1/09 (e)	2,315	2,320
5.5% 3/1/14 (e)	2,090	2,084
American Cellular Corp. 10% 8/1/11	3,100	2,976
Crown Castle International Corp. 7.5% 12/1/13	2,160	2,117
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	3,505	4,013
Dobson Communications Corp. 8.875% 10/1/13	4,395	3,428
Millicom International Cellular SA 10% 12/1/13 (e)	4,390	4,588
Nextel Communications, Inc.:
6.875% 10/31/13	4,165	4,436
7.375% 8/1/15	1,495	1,622
Rogers Wireless, Inc.:
6.375% 3/1/14 (e)	5,210	5,262
9.625% 5/1/11	9,750	11,919
Western Wireless Corp. 9.25% 7/15/13	3,320	3,411
		48,176
TOTAL TELECOMMUNICATION SERVICES		166,017
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.6%
Electric Utilities - 0.8%
AES Gener SA 7.5% 3/25/14 (e)	$ 865	$ 882
CMS Energy Corp.:
7.5% 1/15/09	1,580	1,625
7.75% 8/1/10 (e)	5,105	5,309
8.5% 4/15/11	3,995	4,290
8.9% 7/15/08	855	920
9.875% 10/15/07	2,565	2,825
Dominion Resources, Inc. 6.25% 6/30/12	3,830	4,234
Duke Capital Corp.:
4.37% 3/1/09	2,330	2,356
6.75% 2/15/32	11,025	11,480
Exelon Corp. 6.75% 5/1/11	3,175	3,631
Exelon Generation Co. LLC 5.35% 1/15/14 (e)	4,350	4,484
FirstEnergy Corp. 7.375% 11/15/31	12,030	13,410
Illinois Power Co. 7.5% 6/15/09	5,330	6,023
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	2,645	2,783
5.875% 10/1/12	2,885	3,118
Monongahela Power Co. 5% 10/1/06	3,250	3,315
Pacific Gas & Electric Co.:
3.6% 3/1/09	690	693
4.8% 3/1/14	1,085	1,090
6.05% 3/1/34	3,925	3,970
Progress Energy, Inc.:
6.85% 4/15/12	2,910	3,329
7.1% 3/1/11	1,710	1,978
PSI Energy, Inc. 6.65% 6/15/06	1,385	1,518
Public Service Co. of Colorado 7.875% 10/1/12	3,815	4,758
TECO Energy, Inc.:
7% 5/1/12	1,835	1,927
7.2% 5/1/11	1,700	1,815
		91,763
Gas Utilities - 0.2%
El Paso Energy Corp.:
6.75% 5/15/09	1,470	1,297
6.95% 12/15/07	1,760	1,606
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (e)	$ 5,560	$ 6,672
Sonat, Inc.:
6.625% 2/1/08	4,090	3,579
6.75% 10/1/07	4,830	4,317
7.625% 7/15/11	4,280	3,708
		21,179
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
7.75% 3/1/14	6,530	6,489
8.375% 8/15/07	2,235	2,269
8.5% 11/1/07	3,970	4,059
8.75% 6/15/08	3,298	3,463
8.75% 5/15/13 (e)	3,650	4,001
8.875% 2/15/11	4,068	4,348
9% 5/15/15 (e)	1,650	1,819
9.375% 9/15/10	470	512
9.5% 6/1/09	691	751
Constellation Energy Group, Inc. 6.35% 4/1/07	6,020	6,636
NRG Energy, Inc. 8% 12/15/13 (e)	4,795	4,951
Williams Companies, Inc.:
7.125% 9/1/11	10,765	11,303
7.5% 1/15/31	2,950	2,847
7.875% 9/1/21	3,580	3,629
8.125% 3/15/12	4,540	5,039
8.625% 6/1/10	3,930	4,323
		66,439
TOTAL UTILITIES		179,381
TOTAL NONCONVERTIBLE BONDS		1,604,454
TOTAL CORPORATE BONDS (Cost $1,530,861)		1,644,036
U.S. Government and Government Agency Obligations - 4.3%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
4% 9/2/08	$ 6,025	$ 6,253
5.25% 8/1/12	12,314	13,076
6.25% 2/1/11	35,975	40,932
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482	5,368
0% 11/30/05	1,666	1,618
Freddie Mac:
5.25% 11/5/12	41,275	42,790
5.875% 3/21/11	23,980	26,720
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.57% 8/1/13	10,090	10,828
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		147,585
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	17,173	22,631
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bills, yield at date of purchase 0.87% to 0.94% 4/22/04 to 6/10/04 (h)	27,700	27,658
U.S. Treasury Bonds 7.875% 2/15/21	108,250	149,719
U.S. Treasury Notes:
3.25% 8/15/07 (f)	73,000	75,586
6.5% 2/15/10	57,430	68,086
TOTAL U.S. TREASURY OBLIGATIONS		321,049
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $479,591)		491,265
U.S. Government Agency - Mortgage Securities - 5.6%

Fannie Mae - 4.8%
4% 8/1/18 to 4/1/19 (f)	48,997	48,699
4% 3/18/19 (f)	26,000	25,813
5% 2/1/18 to 7/1/18	68,181	70,160
5% 4/1/34 (f)	24,000	24,113
5.5% 2/1/11 to 2/1/29	52,147	54,295
5.5% 4/20/19 to 4/1/34 (f)	68,531	70,666
6% 4/1/09 to 4/1/33	24,493	25,698
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6% 4/1/34 (f)	$ 18,041	$ 18,768
6.5% 6/1/08 to 1/1/33	104,698	110,396
6.5% 4/1/19 to 4/1/34 (f)	40,764	43,012
7% 11/1/05 to 2/1/33 (g)	44,763	47,648
7% 4/1/19 (f)	3,318	3,550
7.5% 2/1/22 to 11/1/31	12,453	13,356
8% 6/1/29	6	6
TOTAL FANNIE MAE		556,180
Freddie Mac - 0.1%
5% 11/1/33	485	488
6% 10/1/23 to 9/1/25	2,933	3,064
7.5% 11/1/16 to 6/1/32	5,909	6,370
8% 10/1/27	36	40
8.5% 2/1/19 to 8/1/22	25	28
TOTAL FREDDIE MAC		9,990
Government National Mortgage Association - 0.7%
6% 10/15/08 to 12/15/10	5,423	5,756
6.5% 12/15/07 to 8/15/27	26,824	28,501
7% 6/15/24 to 7/15/32	21,533	22,952
7% 4/1/34 (f)	11,150	11,875
7.5% 3/15/22 to 8/15/28	6,670	7,200
8% 4/15/24 to 12/15/25	484	531
8.5% 3/15/05 to 11/15/31	1,382	1,512
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		78,327
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $629,375)		644,497
Asset-Backed Securities - 1.6%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	4,446	4,501
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 1.57% 11/6/09 (i)	2,895	2,917
Series 2003-BX:
Class A4A, 2.72% 1/6/10	2,520	2,556
Class A4B, 1.48% 1/6/10 (i)	1,870	1,885
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 2.39% 9/25/32 (i)	$ 800	$ 806
Series 2003-3 Class M1, 1.89% 3/25/33 (i)	3,445	3,467
Amortizing Residential Collateral Trust:
Series 2002-BC3N Class B2, 7% 6/25/32 (e)	184	183
Series 2002-BC6 Class A2, 1.44% 8/25/32 (i)	4,456	4,465
Series 2002-BC7 Class M1, 1.89% 10/25/32 (i)	14,953	15,065
Argent Securities, Inc. Series 2003-W3 Class M2, 2.89% 9/25/33 (i)	2,000	2,056
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 1.47% 4/15/33 (i)	4,817	4,835
Class M1, 1.99% 4/15/33 (i)	4,055	4,122
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	5,702	5,829
Bayview Financial Asset Trust Series 2000-F Class A, 1.59% 9/28/43 (i)	10,634	10,680
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.37% 1/15/10 (i)	5,485	5,521
Capital One Master Trust:
Series 2002-3A Class B, 4.55% 2/15/08	16,000	16,377
Series 2002-4 Class A, 4.9% 3/15/10	6,460	6,936
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.77% 7/15/08 (i)	5,780	5,816
Series 2003-2B Class B2, 3.5% 2/17/09	3,435	3,526
Series 2003-B1 Class B1, 2.26% 2/17/09 (i)	6,530	6,652
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 2.99% 10/25/33 (i)	1,495	1,543
Chase Credit Card Master Trust Series 2003-6 Class B, 1.44% 2/15/11 (i)	4,305	4,338
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.52% 5/25/33 (i)	7,968	7,989
First USA Secured Note Trust Series 2001-3 Class C, 2.14% 11/19/08 (e)(i)	5,230	5,291
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	3,415	3,457
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (e)	541	542
Home Equity Asset Trust Series 2003-2:
Class A2, 1.47% 8/25/33 (i)	915	918
Class M1, 1.97% 8/25/33 (i)	1,650	1,676
Home Equity Asset Trust NIMS Trust:
Series 2002-3N Class A, 8% 3/25/33 (e)	79	79
Series 2003-2N Class A, 8% 9/27/33 (e)	936	936
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class A, 5.5% 1/18/11	$ 4,100	$ 4,445
Series 2002-3 Class B, 2.34% 9/15/09 (i)	3,335	3,382
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.84% 7/25/33 (i)	4,425	4,474
Class M2, 2.94% 7/25/33 (i)	2,265	2,331
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.465% 10/15/08 (i)	2,750	2,758
Series 2001-B2 Class B2, 1.45% 1/15/09 (i)	2,750	2,763
Series 2002-B2 Class B2, 1.47% 10/15/09 (i)	2,750	2,768
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.19% 12/27/32 (i)	825	841
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (e)	98	99
Series 2003-HE1 Class M2, 2.99% 5/25/33 (i)	2,610	2,650
Series 2003-NC6 Class M2, 3.04% 6/27/33 (i)	7,295	7,459
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-NC3 Class M1, 1.81% 8/25/32 (i)	670	677
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (e)	472	473
Morgan Stanley Dean Witter Capital I, Inc. Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (e)	1,623	1,630
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.52% 1/25/33 (i)	4,036	4,045
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	4,065	4,054
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	3,130	3,133
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,500	2,678
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.45% 2/25/34 (i)	957	957
TOTAL ASSET-BACKED SECURITIES (Cost $183,993)		186,581
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.2%
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 1.9433% 4/15/13 (e)(i)	1,775	1,751
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	850	882
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2003-A Class 2A1, 1.48% 3/25/28 (i)	7,662	7,685
Series 2003-E Class XA1, 1% 10/25/28 (i)(k)	35,286	509
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-G Class XA1, 1% 1/25/29 (k)	$ 31,104	$ 530
Series 2003-H Class XA1, 1% 1/25/29 (e)(k)	27,456	472
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,187	5,446
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.5425% 6/10/35 (e)(i)	1,467	1,490
Class B4, 2.7425% 6/10/35 (e)(i)	1,314	1,335
Class B5, 3.3425% 6/10/35 (e)(i)	894	911
Class B6, 3.8425% 6/10/35 (e)(i)	533	543
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(k)	125,670	1,419
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,085	1,135
TOTAL PRIVATE SPONSOR		24,108
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	8,575	9,015
Series 1999-57 Class PH, 6.5% 12/25/29	6,978	7,428
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2002-64 Class PC, 5.5% 12/25/26	4,225	4,325
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2435 Class EL, 6% 9/15/27	7,618	7,670
sequential pay Series 2303 Class VT, 6% 2/15/12	1,803	1,811
Series 2707:
Class ZA, 4.5% 11/15/18	1,220	1,216
Class ZE, 5% 11/15/18	911	912
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8664% 10/16/23 (i)	655	722
TOTAL U.S. GOVERNMENT AGENCY		33,099
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,546)		57,207
Commercial Mortgage Securities - 2.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	$ 1,613	$ 1,727
Series 1997-D5 Class PS1, 1.315% 2/14/43 (i)(k)	53,793	3,452
Atherton Franchise Loan Funding LLP Series 1998-A Class E, 8.25% 5/15/20 (c)(e)	2,047	92
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.475% 9/11/36 (e)(i)(k)	122,640	3,564
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class C, 1.56% 11/15/15 (e)(i)	460	461
Class D, 1.64% 11/15/15 (e)(i)	715	717
Series 2003-BBA2:
Class A3, 1.41% 11/15/15 (e)(i)	2,240	2,242
Class F, 1.99% 11/15/15 (e)(i)	510	513
Class H, 2.49% 11/15/15 (e)(i)	460	463
Class J, 3.04% 11/15/15 (e)(i)	475	478
Class K, 3.69% 11/15/15 (e)(i)	430	430
Bayview Commercial Asset Trust floater Series 2003-1 Class A, 1.67% 8/25/33 (e)(i)	4,890	4,921
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.289% 8/1/24 (e)(i)	741	630
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	5,853	6,348
Class B, 7.48% 2/1/08	9,885	11,035
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,383	1,621
Class F, 7.734% 1/15/32	750	862
Series 2001-245 Class A2, 6.0658% 2/12/16 (e)(i)	1,695	1,898
COMM floater:
Series 2001-FL5A Class A2, 1.64% 11/15/13 (e)(i)	1,177	1,177
Series 2002-FL7 Class A2, 1.44% 11/15/14 (e)(i)	4,140	4,139
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class C, 6.667% 6/28/38 (e)	3,995	3,998
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class B, 1.99% 12/15/11 (e)(i)	8,010	8,003
Series 1997-C2 Class D, 7.27% 1/17/35	11,870	13,557
Series 1998-C1 Class D, 7.17% 5/17/40	1,825	2,049
Series 2003-C3 Class ASP, 1.9632% 5/15/38 (e)(i)(k)	58,530	4,660
Series 2004-C1 Class ASP, 1.2154% 1/15/37 (e)(i)(k)	35,585	1,701
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 12,905	$ 13,772
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	7,705	8,375
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	10,400	11,447
Class C1, 7.52% 5/15/06 (e)	8,000	8,823
Class D1, 7.77% 5/15/06 (e)	6,800	7,472
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C 6.944% 6/15/31	5,500	6,313
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(e)(i)	1,043	0
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (e)(i)	4,600	3,143
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2002-26 Class C, 6.0097% 2/16/24 (i)	4,700	5,206
Series 2003-87 Class C, 5.3155% 8/16/32 (i)	3,500	3,741
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	5,575	5,664
Series 2003-47 Class XA, 0.0213% 6/16/43 (i)(k)	17,499	872
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (e)	5,715	5,888
Series 2003-C1 Class XP, 2.2432% 7/5/35 (e)(i)(k)	29,660	2,719
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	4,250	4,765
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	1,660	1,879
Series 1998-GLII Class E, 6.9702% 4/13/31 (i)	3,323	3,435
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	8,950	10,027
Series 1999-C7 Class A2, 6.507% 10/15/35	4,655	5,269
KSL Resorts Series 2003-1A:
Class A, 1.64% 5/15/13 (e)(i)	1,600	1,600
Class B, 1.79% 5/15/13 (e)(i)	1,000	1,000
Class K, 3.74% 5/15/13 (e)(i)	1,875	1,879
Class L, 3.94% 5/15/13 (e)(i)	1,875	1,879
LB Commercial Conduit Mortgage Trust Series 1999-C1 Class B, 6.93% 6/15/31	3,600	4,164
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	$ 13,882	$ 15,207
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	4,840	4,515
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (e)	4,261	4,283
Morgan Stanley Capital I, Inc. sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,275	1,429
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5792% 3/12/35 (e)(i)(k)	31,393	2,290
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (e)	750	854
Class L, 7.9% 11/15/26 (e)	600	697
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	4,220	4,842
Structured Asset Securities Corp. Series 1996-CFL Class H, 7.75% 2/25/28 (e)	1,000	1,125
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	11,530	12,834
Series 1:
Class D2, 6.992% 11/15/07 (e)	11,380	12,778
Class E2, 7.224% 11/15/07 (e)	6,760	7,547
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (e)	200	227
Class E3, 7.253% 3/15/13 (e)	4,835	5,156
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $262,028)		273,854
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic:
5.5% 1/15/13	7,735	8,174
7.125% 1/11/12	4,410	5,149
State of Israel 4.625% 6/15/13	4,440	4,335
United Mexican States:
7.5% 4/8/33	1,900	2,071
8% 9/24/22	5,900	6,815
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,204)		26,544
Floating Rate Loans - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (i)	$ 4,250	$ 4,016
Wyndham International, Inc. term loan:
5.875% 6/30/06 (i)	7,784	7,473
6.875% 4/1/06 (i)	1,215	1,179
		12,668
Media - 0.0%
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (f)(i)	2,200	2,085
TOTAL CONSUMER DISCRETIONARY		14,753
UTILITIES - 0.1%
Electric Utilities - 0.1%
Allegheny Energy Supply Co. LLC Tranche C term loan 6.25% 6/8/11 (i)	3,700	3,714
TOTAL FLOATING RATE LOANS (Cost $17,796)		18,467
Fixed-Income Funds - 0.4%
	Shares
Fidelity Ultra-Short Central Fund (j) (Cost $44,200)	444,005	44,250
Money Market Funds - 20.1%

Fidelity Cash Central Fund, 1.08% (b)	1,868,959,919	1,868,960
Fidelity Money Market Central Fund, 1.15% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	5,406,271	5,406
TOTAL MONEY MARKET FUNDS (Cost $2,299,379)		2,299,379
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $11,032,905)		11,640,276
NET OTHER ASSETS - (1.8)%		(210,841)
NET ASSETS - 100%		$ 11,429,435
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,608 S&P 500 Index Contracts	June 2004	$ 452,210	$ 4,619

The face value of futures purchased as a percentage of net assets - 4%
Swap Agreements
		Notional Amount (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 1,600	0
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	9,500	(80)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	2,000	(14)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	2,400	1
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,800	1
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	6,000	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	$ 9,500	$ (23)
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	4,650	(49)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	1,600	(17)
TOTAL CREDIT DEFAULT SWAP		39,050	(184)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.34034% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2007	20,000	46
Receive quarterly a fixed rate equal to 2.39024% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	4,000	43
Receive quarterly a fixed rate equal to 2.5509% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2007	20,000	192
Receive quarterly a fixed rate equal to 2.745% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2008	33,000	(63)
Receive quarterly a fixed rate equal to 2.819% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2007	18,500	119
Receive quarterly a fixed rate equal to 2.85% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2007	10,000	133
TOTAL INTEREST RATE SWAP		105,500	470
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 9,500	$ 156
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	3,750	42
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	8,180	20
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	10,000	194
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	10,000	188
TOTAL TOTAL RETURN SWAP		41,430	600
		$ 185,980	$ 886
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $526,701,000 or 4.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $27,658,000.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,922,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,269
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 8/8/02	$ 6,618
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	10.3%
AAA,AA,A	4.9%
BBB	3.8%
BB	3.1%
B	5.4%
CCC,CC,C	1.5%
Not Rated	0.3%
Equities	56.1%
Short-Term Investments and Net Other Assets	14.6%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's® ratings are not available, we have used
S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $18,467 or 0.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $4,184,838,000 and $4,677,708,000, respectively, of which long-term U.S. government and government agency obligations aggregated $1,503,222,000 and $1,992,604,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $84,000 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $24,920,000. The weighted average interest rate was 1.48%.

Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $159,024,000 of which $59,714,000 and $99,310,000 will expire on September 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2004

Assets
Investment in securities, at value (including securities loaned of $5,203) (cost $11,032,905) - See accompanying schedule		$ 11,640,276
Commitment to sell securities on a delayed delivery basis	$ (11,833)
Receivable for securities sold on a delayed delivery basis	11,838	5
Receivable for investments sold, regular delivery		146,975
Cash		259
Foreign currency held at value (cost $845)		848
Receivable for fund shares sold		5,699
Dividends receivable		7,474
Interest receivable		41,828
Unrealized gain on swap agreements		886
Prepaid expenses		45
Other affiliated receivables		54
Other receivables		953
Total assets		11,845,302

Liabilities
Payable for investments purchased Regular delivery	$ 79,727
Delayed delivery	276,189
Payable for fund shares redeemed	21,743
Accrued management fee	4,999
Notes payable	24,920
Payable for daily variation on futures contracts	482
Other affiliated payables	2,237
Other payables and accrued expenses	164
Collateral on securities loaned, at value	5,406
Total liabilities		415,867

Net Assets		$ 11,429,435
Net Assets consist of:
Paid in capital		$ 10,867,954
Undistributed net investment income		6,484
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,033)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		613,030
Net Assets, for 717,373 shares outstanding		$ 11,429,435
Net Asset Value, offering price and redemption price per share ($11,429,435 ÷ 717,373 shares)		$ 15.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2004

Investment Income
Dividends		$ 45,474
Interest		111,914
Security lending		17
Total income		157,405

Expenses
Management fee	$ 29,636
Transfer agent fees	10,740
Accounting and security lending fees	642
Non-interested trustees' compensation	33
Appreciation in deferred trustee compensation account	20
Custodian fees and expenses	184
Registration fees	43
Audit	83
Legal	30
Interest	1
Miscellaneous	67
Total expenses before reductions	41,479
Expense reductions	(470)	41,009
Net investment income (loss)		116,396
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	84,217
Foreign currency transactions	(348)
Futures contracts	40,384
Swap agreements	2,448
Total net realized gain (loss)		126,701
Change in net unrealized appreciation (depreciation) on: Investment securities	585,770
Assets and liabilities in foreign currencies	12
Futures contracts	13,240
Swap agreements	946
Delayed delivery commitments	5
Total change in net unrealized appreciation (depreciation)		599,973
Net gain (loss)		726,674
Net increase (decrease) in net assets resulting from operations		$ 843,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2004	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,396	$ 290,597
Net realized gain (loss)	126,701	246,887
Change in net unrealized appreciation (depreciation)	599,973	1,166,409
Net increase (decrease) in net assets resulting from operations	843,070	1,703,893
Distributions to shareholders from net investment income	(136,121)	(295,818)
Share transactions Net proceeds from sales of shares	665,606	1,175,842
Reinvestment of distributions	132,218	287,120
Cost of shares redeemed	(887,865)	(1,652,666)
Net increase (decrease) in net assets resulting from share transactions	(90,041)	(189,704)
Total increase (decrease) in net assets	616,908	1,218,371

Net Assets
Beginning of period	10,812,527	9,594,156
End of period (including undistributed net investment income of $6,484 and undistributed net investment income of $26,209, respectively)	$ 11,429,435	$ 10,812,527
Other Information Shares
Sold	42,387	82,291
Issued in reinvestment of distributions	8,347	20,163
Redeemed	(56,595)	(116,816)
Net increase (decrease)	(5,861)	(14,362)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 13.01	$ 14.72	$ 19.11	$ 17.28	$ 18.24
Income from Investment Operations
Net investment income (loss) D	.16	.40	.49 F	.59	.61	.54
Net realized and unrealized gain (loss)	1.01	1.95	(1.62) F	(3.03)	2.53	2.23
Total from investment operations	1.17	2.35	(1.13)	(2.44)	3.14	2.77
Distributions from net investment income	(.19)	(.41)	(.58)	(.61)	(.58)	(.56)
Distributions from net realized gain	-	-	-	(1.34)	(.73)	(3.17)
Total distributions	(.19)	(.41)	(.58)	(1.95)	(1.31)	(3.73)
Net asset value, end of period	$ 15.93	$ 14.95	$ 13.01	$ 14.72	$ 19.11	$ 17.28
Total Return B, C	7.84%	18.26%	(8.17)%	(13.63)%	18.73%	16.12%
Ratios to Average Net Assets E
Expenses before expense reductions	.74% A	.75%	.75%	.73%	.73%	.75%
Expenses net of voluntary waivers, if any	.74% A	.75%	.75%	.73%	.73%	.75%
Expenses net of all reductions	.73% A	.74%	.73%	.71%	.71%	.73%
Net investment income (loss)	2.07% A	2.82%	3.31% F	3.51%	3.32%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 11,429	$ 10,813	$ 9,594	$ 11,177	$ 13,570	$ 12,223
Portfolio turnover rate	92% A	120%	129%	133%	109%	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 917,937
Unrealized depreciation	(336,867)
Net unrealized appreciation (depreciation)	$ 581,070
Cost for federal income tax purposes	$ 11,059,206

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively .

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Financing Transactions - continued

securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .53% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,297 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $440 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $28, respectively.

Semiannual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the period then ended, the statement of changes in net assets for the six months in the period then ended and for the year ended September 30, 2003, and the financial highlights for the six month period ended March 31, 2004 and each of the five years in the period ended September 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of March 31, 2004, the results of its operations for the period then ended, the changes in its net assets, and its financial highlights for the above stated periods, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2004

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAA-USAN-0504
1.792161.100

Spartan®

Investment Grade Bond

Fund

Semiannual Report

March 31, 2004

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of March 31, 2004 *	As of September 30, 2003 **
U.S. Government and U.S. Government Agency Obligations 55.6%	U.S. Government and U.S. Government Agency Obligations 61.5%
AAA 9.2%	AAA 7.5%
AA 3.9%	AA 4.0%
A 15.1%	A 15.1%
BBB 19.6%	BBB 16.5%
BB and Below 1.5%	BB and Below 2.0%
Not Rated 1.0%	Not Rated 0.8%
Short-Term Investments and Net Other Assets(dagger) (5.9)%	Short-Term Investments and Net Other Assets(dagger) (7.4)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of March 31, 2004
6 months ago
Years	5.9	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of March 31, 2004
6 months ago
Years	4.4	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2004 *	As of September 30, 2003 **
Corporate Bonds 30.1%	Corporate Bonds 29.1%
U.S. Government and U.S. Government Agency Obligations 55.6%	U.S. Government and U.S. Government Agency Obligations 61.5%
Asset-Backed Securities 12.1%	Asset-Backed Securities 10.6%
CMOs and Other Mortgage Related Securities 6.7%	CMOs and Other Mortgage Related Securities 4.3%
Municipal Bonds 0.0%	Municipal Bonds 0.5%
Other Investments 1.4%	Other Investments 1.4%
Short-Term Investments and Net Other Assets(dagger) (5.9)%	Short-Term Investments and Net Other Assets(dagger) (7.4)%

* Foreign investments	9.0%	**Foreign investments	7.9%
* Futures and Swaps	4.1%	**Futures and Swaps	0.4%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.5%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 7,100	$ 7,169
4.05% 6/4/08	1,910	1,930
4.75% 1/15/08	8,490	8,852
		17,951
Automobiles - 0.2%
General Motors Corp. 7.2% 1/15/11	3,600	3,945
Media - 3.1%
AOL Time Warner, Inc.:
6.875% 5/1/12	3,700	4,233
7.625% 4/15/31	2,180	2,550
7.7% 5/1/32	4,500	5,320
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	6,975	8,414
Clear Channel Communications, Inc. 5.75% 1/15/13	1,400	1,483
Continental Cablevision, Inc.:
8.3% 5/15/06	1,775	1,978
9% 9/1/08	1,500	1,823
Cox Communications, Inc.:
3.875% 10/1/08	2,000	2,028
4.625% 6/1/13	4,800	4,686
7.125% 10/1/12	2,105	2,435
7.75% 11/1/10	6,210	7,410
Liberty Media Corp. 5.7% 5/15/13	3,900	4,072
News America Holdings, Inc.:
7.75% 1/20/24	10,000	11,829
8% 10/17/16	5,400	6,730
TCI Communications, Inc. 9.8% 2/1/12	4,400	5,841
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	960
10.15% 5/1/12	500	676
Walt Disney Co. 5.375% 6/1/07	4,100	4,402
		76,870
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	1,920	2,108
TOTAL CONSUMER DISCRETIONARY		100,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc. 4.125% 2/15/11	$ 11,430	$ 11,606
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	2,140	2,307
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	4,700	5,180
Philip Morris Companies, Inc. 7% 7/15/05	3,600	3,794
		8,974
TOTAL CONSUMER STAPLES		22,887
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	2,835	2,830
Weatherford International Ltd. 4.95% 10/15/13	2,600	2,641
		5,471
Oil & Gas - 0.5%
Anadarko Petroleum Corp. 5% 10/1/12	1,500	1,553
Duke Energy Field Services LLC 7.875% 8/16/10	5,400	6,459
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	3,000	3,346
		11,358
TOTAL ENERGY		16,829
FINANCIALS - 16.2%
Capital Markets - 2.3%
Amvescap PLC:
5.9% 1/15/07	2,645	2,883
yankee 6.6% 5/15/05	6,765	7,102
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	2,400	2,395
4.25% 9/4/12 (d)	2,835	2,926
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	3,870	4,191
Goldman Sachs Group, Inc.:
5.7% 9/1/12	3,690	3,993
6.6% 1/15/12	8,325	9,541
J.P. Morgan Chase & Co. 4.875% 3/15/14	3,990	4,033
Lehman Brothers Holdings, Inc. 4% 1/22/08	3,060	3,176
Merrill Lynch & Co., Inc. 4% 11/15/07	5,160	5,370
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 5,960	$ 5,804
6.6% 4/1/12	4,340	4,990
		56,404
Commercial Banks - 1.3%
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,320	1,345
5.25% 2/10/14 (a)	4,825	4,996
Fleet Financial Group, Inc. 7.125% 4/15/06	260	287
FleetBoston Financial Corp. 7.25% 9/15/05	3,175	3,427
Korea Development Bank:
3.875% 3/2/09	4,800	4,838
5.75% 9/10/13	9,313	10,041
Popular North America, Inc. 6.125% 10/15/06	3,325	3,629
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,200	2,662
		31,225
Consumer Finance - 4.7%
American General Finance Corp.:
2.75% 6/15/08	305	300
4% 3/15/11	5,500	5,477
4.5% 11/15/07	7,300	7,719
5.875% 7/14/06	3,385	3,666
Capital One Bank:
4.875% 5/15/08	4,370	4,605
6.5% 6/13/13	4,660	5,069
Ford Motor Credit Co.:
6.5% 1/25/07	8,140	8,695
7% 10/1/13	3,600	3,799
7.375% 10/28/09	12,470	13,688
General Electric Capital Corp.:
6% 6/15/12	2,500	2,793
6.125% 2/22/11	14,500	16,362
General Motors Acceptance Corp.:
6.125% 2/1/07	655	704
6.125% 8/28/07	655	706
6.875% 9/15/11	8,375	9,086
Household Finance Corp.:
6.375% 10/15/11	9,910	11,237
6.375% 11/27/12	3,370	3,813
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.: - continued
6.75% 5/15/11	$ 5,160	$ 5,960
7% 5/15/12	2,045	2,400
MBNA America Bank NA 6.625% 6/15/12	4,320	4,940
MBNA Corp. 7.5% 3/15/12	5,360	6,417
		117,436
Diversified Financial Services - 4.9%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	2,255	2,517
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	3,355	3,417
5.125% 10/1/13 (a)	2,120	2,193
Citigroup, Inc. 7.25% 10/1/10	7,290	8,682
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,460	1,454
Deutsche Telekom International Finance BV:
5.25% 7/22/13	3,270	3,404
8.25% 6/15/05	2,890	3,111
8.5% 6/15/10	5,165	6,341
8.75% 6/15/30	1,795	2,353
Devon Financing Corp. U.L.C. 7.875% 9/30/31	1,805	2,221
Hutchison Whampoa International Ltd. 6.25% 1/24/14 (a)	3,800	3,942
International Lease Finance Corp. 4.375% 11/1/09	2,800	2,917
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	3,415	3,503
NiSource Finance Corp. 7.875% 11/15/10	7,795	9,427
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,000	4,316
7.375% 12/15/14	14,500	16,131
Petronas Capital Ltd. 7% 5/22/12 (a)	18,165	21,104
Sprint Capital Corp.:
6.125% 11/15/08	3,700	4,078
7.125% 1/30/06	2,520	2,741
Telecom Italia Capital 4% 11/15/08 (a)	5,700	5,827
Verizon Global Funding Corp.:
7.25% 12/1/10	4,980	5,868
7.375% 9/1/12	6,435	7,678
		123,225
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	6,900	7,013
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc. 5.625% 2/15/14 (a)	$ 1,830	$ 1,906
Hartford Financial Services Group, Inc. 4.625% 7/15/13	1,460	1,464
Prudential Financial, Inc. 3.75% 5/1/08	3,310	3,389
Travelers Property Casualty Corp.:
5% 3/15/13	1,710	1,757
6.375% 3/15/33	2,200	2,335
		17,864
Real Estate - 1.5%
Camden Property Trust 5.875% 6/1/07	2,400	2,631
CarrAmerica Realty Corp. 5.25% 11/30/07	2,805	3,020
CenterPoint Properties Trust:
5.75% 8/15/09	3,065	3,363
6.75% 4/1/05	1,100	1,146
EOP Operating LP:
4.75% 3/15/14	4,800	4,735
7.75% 11/15/07	1,210	1,409
Gables Realty LP:
5.75% 7/15/07	5,500	5,962
6.8% 3/15/05	765	796
Healthcare Realty Trust, Inc. 5.125% 4/1/14	3,585	3,539
Merry Land & Investment Co., Inc. 7.25% 6/15/05	3,150	3,348
ProLogis 6.7% 4/15/04	970	972
Regency Centers LP 6.75% 1/15/12	5,055	5,777
		36,698
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	965	968
4% 3/22/11	5,990	5,928
5.625% 5/15/07	3,900	4,248
Independence Community Bank Corp. 3.75% 4/1/14 (d)	1,625	1,615
Washington Mutual Bank 6.875% 6/15/11	3,150	3,674
Washington Mutual, Inc. 4.625% 4/1/14	4,575	4,484
		20,917
TOTAL FINANCIALS		403,769
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
Raytheon Co.:
5.5% 11/15/12	$ 1,915	$ 2,031
6.15% 11/1/08	4,000	4,447
6.75% 8/15/07	2,420	2,721
		9,199
Commercial Services & Supplies - 0.0%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,580	1,636
Industrial Conglomerates - 0.7%
Tyco International Group SA yankee:
6.375% 10/15/11	2,700	2,953
6.75% 2/15/11	12,825	14,282
		17,235
TOTAL INDUSTRIALS		28,070
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc.:
6.75% 2/1/06	1,000	1,076
7.625% 11/15/10	1,000	1,164
8% 11/1/11	8,155	9,744
		11,984
MATERIALS - 0.7%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,020	1,069
6.875% 7/15/33 (a)	2,140	2,325
		3,394
Paper & Forest Products - 0.6%
International Paper Co.:
4.25% 1/15/09	955	980
5.5% 1/15/14	2,410	2,500
5.85% 10/30/12	3,380	3,629
Weyerhaeuser Co.:
5.25% 12/15/09	2,405	2,592
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Weyerhaeuser Co.: - continued
6.125% 3/15/07	$ 1,895	$ 2,073
6.75% 3/15/12	2,130	2,406
		14,180
TOTAL MATERIALS		17,574
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.6%
AT&T Corp.:
8.05% 11/15/11	1,240	1,450
8.75% 11/15/31	1,580	1,864
BellSouth Corp. 6% 10/15/11	1,375	1,525
British Telecommunications PLC:
8.375% 12/15/10	4,545	5,616
8.875% 12/15/30	1,500	2,001
France Telecom SA 8.75% 3/1/11	7,940	9,697
Koninklijke KPN NV yankee 8% 10/1/10	5,580	6,796
TELUS Corp. yankee 7.5% 6/1/07	10,835	12,325
		41,274
Wireless Telecommunication Services - 0.7%
America Movil SA de CV:
4.125% 3/1/09 (a)	2,390	2,395
5.5% 3/1/14 (a)	5,685	5,668
AT&T Wireless Services, Inc. 7.875% 3/1/11	690	823
Cingular Wireless LLC:
5.625% 12/15/06	6,120	6,606
7.125% 12/15/31	1,500	1,676
		17,168
TOTAL TELECOMMUNICATION SERVICES		58,442
UTILITIES - 3.0%
Electric Utilities - 1.8%
Dominion Resources, Inc.:
6.25% 6/30/12	2,450	2,709
8.125% 6/15/10	3,065	3,731
DTE Energy Co. 7.05% 6/1/11	2,665	3,052
Duke Capital Corp. 6.75% 2/15/32	2,070	2,155
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
5.5% 11/15/06	$ 2,920	$ 3,105
6.45% 11/15/11	3,965	4,341
Hydro-Quebec yankee 8% 2/1/13	250	321
Illinois Power Co. 7.5% 6/15/09	4,800	5,424
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	2,385	2,510
5.875% 10/1/12	1,595	1,724
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720	6,452
Pacific Gas & Electric Co.:
3.6% 3/1/09	715	718
4.2% 3/1/11	845	846
4.8% 3/1/14	1,125	1,130
6.05% 3/1/34	4,060	4,106
Southern California Edison Co. 4.65% 4/1/15	1,545	1,530
		43,854
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,386
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	5,200	6,240
Texas Eastern Transmission Corp.:
5.25% 7/15/07	1,395	1,494
7.3% 12/1/10	3,435	4,047
		13,167
Multi-Utilities & Unregulated Power - 0.7%
Constellation Energy Group, Inc.:
6.35% 4/1/07	4,790	5,281
7% 4/1/12	2,805	3,233
Williams Companies, Inc.:
7.125% 9/1/11	6,770	7,109
7.5% 1/15/31	910	878
		16,501
TOTAL UTILITIES		73,522
TOTAL NONCONVERTIBLE BONDS (Cost $674,566)		733,951
U.S. Government and Government Agency Obligations - 17.7%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 7.5%
Fannie Mae:
4.625% 10/15/13	$ 35,000	$ 36,027
5% 5/14/07	16,700	16,776
5.125% 1/2/14	8,700	9,071
5.25% 8/1/12	1,620	1,720
5.5% 7/18/12	8,000	8,329
6% 5/15/11	5,875	6,691
6.125% 3/15/12	15,969	18,297
6.25% 2/1/11	5,425	6,172
6.25% 7/19/11	24,700	25,079
Freddie Mac:
3.375% 4/15/09	16,660	16,852
4.5% 1/15/14	14,050	14,269
5.25% 11/5/12	2,810	2,913
5.875% 3/21/11	17,110	19,065
6% 5/25/12	5,000	5,035
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		186,296
U.S. Treasury Obligations - 10.2%
U.S. Treasury Bonds:
6.125% 11/15/27	17,300	20,410
6.125% 8/15/29	82,010	97,214
6.25% 5/15/30	1,970	2,378
6.375% 8/15/27	10,880	13,212
8% 11/15/21	41,000	57,559
9.875% 11/15/15	4,860	7,467
11.25% 2/15/15	1,400	2,302
U.S. Treasury Notes:
2.375% 8/15/06	23,695	24,044
4% 11/15/12	18,020	18,479
5% 8/15/11	11,140	12,275
TOTAL U.S. TREASURY OBLIGATIONS		255,340
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $422,626)		441,636
U.S. Government Agency - Mortgage Securities - 34.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 29.2%
4% 4/1/19 (b)	$ 19,868	$ 19,725
4.5% 4/1/19 (b)	46,710	47,279
4.5% 7/1/33 to 12/1/33	52,251	51,118
5% 5/1/34 (b)	70,000	70,088
5.5% 1/1/09 to 10/1/33	42,874	44,463
5.5% 4/1/34 (b)	9,659	9,894
6% 4/1/13 to 5/1/32	3,283	3,443
6% 4/1/19 (b)	100,000	105,281
6% 4/1/34 (b)	9,345	9,722
6.5% 3/1/08 to 2/1/33 (b)	158,956	167,782
6.5% 4/1/34 (b)	34,133	35,850
7% 5/1/13 to 6/1/33 (c)	148,104	157,235
7.5% 1/1/26 to 7/1/29	5,304	5,695
9.5% 4/1/17 to 11/1/18	144	162
TOTAL FANNIE MAE		727,737
Freddie Mac - 0.0%
8.5% 5/1/25 to 8/1/27	618	674
Government National Mortgage Association - 5.2%
5.5% 4/15/29 to 8/15/33	6,911	7,115
5.5% 4/1/34 (b)	6,784	6,977
6% 10/15/08 to 7/15/29	2,082	2,192
6.5% 10/15/27 to 8/15/32	4,972	5,254
7% 3/15/23 to 1/15/33	48,964	52,166
7% 4/1/34 (b)	50,000	53,250
7.5% 12/15/05 to 10/15/27	1,922	2,078
8% 1/15/30 to 6/15/32	168	183
8.5% 8/15/29 to 8/15/30	285	312
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		129,527
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $847,947)		857,938
Asset-Backed Securities - 7.5%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 2.94% 11/25/32 (d)	1,920	1,959
Series 2004-HE1:
Class M1, 1.59% 2/25/34 (d)	975	975
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ACE Securities Corp.: - continued
Series 2004-HE1:
Class M2, 2.19% 2/25/34 (d)	$ 1,100	$ 1,100
American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	2,600	2,615
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.53% 4/25/34 (b)(d)	545	545
Class M2, 1.58% 4/25/34 (b)(d)	425	425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.47% 4/15/33 (d)	4,626	4,643
Series 2003-HE7 Class A3, 1.45% 12/15/33 (d)	5,922	5,940
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	2,715	2,887
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.77% 7/15/08 (d)	5,185	5,217
Series 2003-2B Class B2, 3.5% 2/17/09	3,750	3,849
Series 2003-A1 Class A1, 1.48% 1/15/09 (d)	18,080	18,176
Series 2003-A4 Class A4, 3.65% 7/15/11	2,224	2,273
Series 2003-B1 Class B1, 2.26% 2/17/09 (d)	7,130	7,263
Series 2003-B4 Class B4, 1.89% 7/15/11 (d)	3,395	3,466
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 2.99% 10/25/33 (d)	1,670	1,723
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.3035% 5/15/09 (d)	1,855	1,855
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	666	680
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.77% 10/15/07 (d)	7,200	7,219
Series 2002-B1 Class B1, 1.44% 6/25/09 (d)	3,960	3,979
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.59% 5/25/34 (d)	2,300	2,300
Series 2004-3 Class M1, 1.59% 6/25/34 (d)	650	650
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.77% 11/25/33 (d)	700	704
Class M2, 2.84% 11/25/33 (d)	400	402
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.65% 3/25/34 (b)(d)	175	175
Class M4, 2% 3/25/34 (b)(d)	125	125
Class M6, 2.35% 3/25/34 (b)(d)	175	175
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	1,775	1,797
Series 2001-C Class B, 5.54% 12/15/05	3,000	3,046
GSAMP Trust Series 2004-FM2:
Class M1, 1.59% 1/25/34 (d)	1,500	1,500
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GSAMP Trust Series 2004-FM2: - continued
Class M2, 2.19% 1/25/34 (d)	$ 700	$ 700
Class M3, 2.39% 1/25/34 (d)	700	700
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.47% 8/25/33 (d)	888	891
Class M1, 1.97% 8/25/33 (d)	1,595	1,620
Series 2003-4:
Class M1, 1.89% 10/25/33 (d)	2,125	2,154
Class M2, 2.99% 10/25/33 (d)	2,515	2,544
Series 2003-5N Class A, 7.5% 1/27/34 (a)	364	364
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	727	727
Series 2003-2N Class A, 8% 9/27/33 (a)	1,045	1,045
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	3,525	3,551
Household Home Equity Loan Trust Series 2002-2 Class A, 1.39% 4/20/32 (d)	4,437	4,449
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.94% 7/25/33 (d)	2,545	2,620
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.45% 1/15/09 (d)	24,500	24,616
Series 2003-B3 Class B3, 1.465% 1/18/11 (d)	3,295	3,308
Series 2003-B5 Class B5, 1.46% 2/15/11 (d)	4,705	4,742
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.59% 4/25/34 (d)	925	925
Class M2, 1.64% 4/25/34 (d)	175	175
Class M3, 2.04% 4/25/34 (d)	350	350
Class M4, 2.19% 4/25/34 (d)	235	235
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.19% 12/27/32 (d)	885	902
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	98	99
Series 2003-HE1 Class M2, 2.99% 5/25/33 (d)	2,910	2,955
Series 2003-NC8 Class M1, 1.79% 9/25/33 (d)	1,330	1,335
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.09% 1/25/32 (d)	2,765	2,813
Series 2002-NC1 Class M1, 1.89% 2/25/32 (a)(d)	1,660	1,677
Series 2002-NC3 Class M1, 1.81% 8/25/32 (d)	723	731
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	457	458
Series 2003-NC2 Class M2, 3.09% 2/25/33 (d)	1,430	1,470
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	78	78
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	684	687
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.52% 1/25/33 (d)	$ 3,890	$ 3,899
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	4,800	4,864
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.54% 6/25/34 (d)	650	652
Class M4, 2.065% 6/25/34 (d)	1,065	1,066
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	6,300	6,750
Series 2002-4 Class A, 1.22% 8/18/09 (d)	5,500	5,508
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.07% 6/15/33 (d)	2,165	2,167
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.54% 3/15/11 (a)(d)	4,670	4,655
TOTAL ASSET-BACKED SECURITIES (Cost $184,126)		186,145
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 2.4%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.4069% 12/25/33 (d)	1,978	1,999
Class 2A1, 4.2457% 12/25/33 (d)	4,469	4,537
Series 2003-L Class 2A1, 4.0764% 1/25/34 (d)	8,144	8,259
Series 2004-B:
Class 1A1, 3.5% 3/25/34 (d)	3,755	3,806
Class 2A2, 4.1831% 3/25/34	2,685	2,736
Series 2004-C Class 1A1, 3.4467% 4/25/34 (d)	5,500	5,571
CS First Boston Mortgage Securities Corp. Series 2004-AR3 Class 6A2, 1.46% 3/25/34 (d)	2,395	2,396
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	900	934
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,033	4,234
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.6425% 7/10/35 (a)(d)	4,844	4,922
Class B4, 2.8425% 7/10/35 (a)(d)	3,657	3,716
Class B5, 3.4425% 7/10/35 (a)(d)	3,460	3,525
Class B6, 3.9425% 7/10/35 (a)(d)	1,582	1,611
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2003-CB1:
Class B3, 2.5425% 6/10/35 (a)(d)	$ 1,665	$ 1,691
Class B4, 2.7425% 6/10/35 (a)(d)	1,492	1,515
Class B5, 3.3425% 6/10/35 (a)(d)	1,018	1,037
Class B6, 3.8425% 6/10/35 (a)(d)	603	614
Series 2004-A Class B5, 2.79% 2/10/36 (a)(d)	4,000	4,000
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,204	1,259
TOTAL PRIVATE SPONSOR		58,362
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	4,469	4,552
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	474	481
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	561	568
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,000	10,554
Series 2764:
Class ZA, 5% 10/15/32	510	507
Class ZB, 5% 3/15/33	765	761
Class ZC, 4.5% 3/15/19	545	542
Series 2769 Class ZA, 5% 9/15/32	765	763
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8664% 10/16/23 (d)	745	821
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	6,220	6,039
TOTAL U.S. GOVERNMENT AGENCY		25,588
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,771)		83,950
Commercial Mortgage Securities - 3.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.45% 4/25/34 (a)(d)	$ 3,393	$ 3,393
Class B, 2.99% 4/25/34 (a)(d)	399	399
Class M1, 1.65% 4/25/34 (a)(d)	299	299
Class M2, 2.29% 4/25/34 (a)(d)	299	299
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.37% 4/14/15 (a)(d)	7,467	7,465
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.0658% 2/12/16 (a)(d)	1,950	2,184
COMM floater:
Series 2001-FL5A Class A2, 1.64% 11/15/13 (a)(d)	1,131	1,131
Series 2002-FL7 Class A2, 1.44% 11/15/14 (a)(d)	3,975	3,974
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	3,924	4,192
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,100	3,693
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,216
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,230	1,313
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000	9,614
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	1,000	1,101
Class C1, 7.52% 5/15/06 (a)	1,000	1,103
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	2,430	2,535
Series 2003-22 Class B, 3.963% 5/16/32	4,210	4,241
Series 2003-36 Class C, 4.254% 2/16/31	3,380	3,433
Series 2003-47 Class C, 4.227% 10/16/27	6,085	6,182
Series 2003-47 Class XA, 0.0213% 6/16/43 (d)(f)	19,091	951
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	1,715	1,942
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,130	3,201
Series 1998-GLII Class E, 6.9702% 4/13/31 (d)	490	506
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	6,400	5,970
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	$ 7,000	$ 7,792
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	3,260	3,476
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $77,960)		81,605
Foreign Government and Government Agency Obligations - 1.3%

Chilean Republic:
5.5% 1/15/13	3,525	3,725
7.125% 1/11/12	3,915	4,571
New Brunswick Province yankee 7.625% 2/15/13	500	628
State of Israel 4.625% 6/15/13	975	952
United Mexican States:
4.625% 10/8/08	13,845	14,330
7.5% 1/14/12	6,400	7,440
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $29,115)		31,646
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,037)	3,070	3,525
Fixed-Income Funds - 12.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $306,000)	3,068,203	305,777
Cash Equivalents - 4.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.08%, dated 3/31/04 due 4/1/04) (Cost $122,357)	$ 122,361	$ 122,357
TOTAL INVESTMENT PORTFOLIO - 114.4% (Cost $2,750,505)		2,848,530
NET OTHER ASSETS - (14.4)%		(357,572)
NET ASSETS - 100%		$ 2,490,958
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 1,700	$ 0
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	2,100	(15)
Receive quarterly notional amount multiplied by .44% and pay JPMorgan Chase, Inc. upon default event of Lockheed Martin Corp., par value of the notional amount of Lockheed Martin Corp. 8.2% 12/1/09	Dec. 2008	2,700	(4)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	2,700	2
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,900	1
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	$ 3,000	$ (2)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.07% 7/25/35	August 2007	980	11
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	500	(11)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	1,700	(36)
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	1,700	79
TOTAL CREDIT DEFAULT SWAP		18,980	25
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.34034% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2007	25,000	57
Receive quarterly a fixed rate equal to 2.4198% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Dec. 2005	25,000	321
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	5,200	74
TOTAL INTEREST RATE SWAP		55,200	452
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 5,200	$ 85
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	5,415	60
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	4,800	12
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	5,200	98
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	5,200	101
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	5,200	129
TOTAL TOTAL RETURN SWAP		31,015	485
		$ 105,195	$ 962
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $143,071,000 or 5.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $2,120,214,000 and $2,487,283,000, respectively, of which long-term U.S. government and government agency obligations aggregated $1,890,493,000 and $2,238,069,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,687 and repurchase agreements of $122,357) (cost $2,750,505) - See accompanying schedule		$ 2,848,530
Commitment to sell securities on a delayed delivery basis	$ (53,063)
Receivable for securities sold on a delayed delivery basis	53,086	23
Receivable for investments sold, regular delivery		12,916
Cash		577
Receivable for fund shares sold		2,262
Interest receivable		21,394
Unrealized gain on swap agreements		962
Receivable from investment adviser for expense reductions		189
Total assets		2,886,853

Liabilities
Payable for investments purchased Regular delivery	12,794
Delayed delivery	360,486
Payable for fund shares redeemed	1,692
Distributions payable	622
Accrued management fee	1,238
Other affiliated payables	2
Collateral on securities loaned, at value	19,061
Total liabilities		395,895

Net Assets		$ 2,490,958
Net Assets consist of:
Paid in capital		$ 2,373,950
Undistributed net investment income		983
Accumulated undistributed net realized gain (loss) on investments		17,015
Net unrealized appreciation (depreciation) on investments		99,010
Net Assets, for 228,704 shares outstanding		$ 2,490,958
Net Asset Value, offering price and redemption price per share ($2,490,958 ÷ 228,704 shares)		$ 10.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2004 (Unaudited)

Investment Income
Interest		$ 53,341
Security lending		15
Total income		53,356

Expenses
Management fee	$ 7,587
Non-interested trustees' compensation	8
Miscellaneous	1
Total expenses before reductions	7,596
Expense reductions	(1,264)	6,332
Net investment income (loss)		47,024
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	22,959
Swap agreements	1,132
Total net realized gain (loss)		24,091
Change in net unrealized appreciation (depreciation) on: Investment securities	1,617
Swap agreements	783
Delayed delivery commitments	25
Total change in net unrealized appreciation (depreciation)		2,425
Net gain (loss)		26,516
Net increase (decrease) in net assets resulting from operations		$ 73,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,024	$ 101,171
Net realized gain (loss)	24,091	50,945
Change in net unrealized appreciation (depreciation)	2,425	29,303
Net increase (decrease) in net assets resulting from operations	73,540	181,419
Distributions to shareholders from net investment income	(46,986)	(101,979)
Distributions to shareholders from net realized gain	(38,580)	(48,541)
Total distributions	(85,566)	(150,520)
Share transactions Net proceeds from sales of shares	398,094	1,117,122
Reinvestment of distributions	79,449	139,864
Cost of shares redeemed	(675,031)	(1,331,197)
Net increase (decrease) in net assets resulting from share transactions	(197,488)	(74,211)
Total increase (decrease) in net assets	(209,514)	(43,312)

Net Assets
Beginning of period	2,700,472	2,743,784
End of period (including undistributed net investment income of $983 and undistributed net investment income of $945, respectively)	$ 2,490,958	$ 2,700,472
Other Information Shares
Sold	36,832	103,241
Issued in reinvestment of distributions	7,369	12,989
Redeemed	(62,592)	(123,492)
Net increase (decrease)	(18,391)	(7,262)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.79	$ 10.62	$ 10.00	$ 10.01	$ 10.70
Income from Invest- ment Operations
Net investment income (loss)D	.201	.402	.521F	.618	.640	.620
Net realized and unrealized gain (loss)	.125	.344	.218F	.634	(.005)	(.610)
Total from investment operations	.326	.746	.739	1.252	.635	.010
Distributions from net investment income	(.201)	(.406)	(.508)	(.632)	(.645)	(.620)
Distributions from net realized gain	(.165)	(.200)	(.061)	-	-	(.022)
Distributions in excess of net realized gain	-	-	-	-	-	(.058)
Total distributions	(.366)	(.606)	(.569)	(.632)	(.645)	(.700)
Net asset value, end of period	$ 10.89	$ 10.93	$ 10.79	$ 10.62	$ 10.00	$ 10.01
Total ReturnB,C	3.06%	7.13%	7.23%	12.89%	6.63%	.10%
Ratios to Average Net AssetsE
Expenses before expense reductions	.60%A	.60%	.60%	.60%	.60%	.60%
Expenses net of voluntary waivers, if any	.50%A	.50%	.50%	.50%	.50%	.47%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.47%
Net investment income (loss)	3.71%A	3.72%	4.95%F	6.02%	6.50%	6.04%
Supplemental Data
Net assets, end of period (in millions)	$ 2,491	$ 2,700	$ 2,744	$ 2,441	$ 1,835	$ 1,638
Portfolio turnover rate	152%A	274%	271%	223%	122%	148%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 102,406
Unrealized depreciation	(2,375)
Net unrealized appreciation (depreciation)	$ 100,031
Cost for federal income tax purposes	$ 2,748,499

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,540 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,262.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $2.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SIG-USAN-0504
1.792156.100

Fidelity®

Asset Manager: Growth®

Semiannual Report

March 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	4.6	4.6
American International Group, Inc.	4.0	3.9
Clear Channel Communications, Inc.	3.4	3.5
Microsoft Corp.	3.1	2.3
Home Depot, Inc.	2.9	2.8
Citigroup, Inc.	2.8	3.1
Fannie Mae	2.8	3.4
Pfizer, Inc.	2.7	0.7
General Electric Co.	2.2	3.0
SBC Communications, Inc.	2.2	1.0
	30.7
Market Sectors as of March 31, 2004
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	16.8
Health Care	14.1	15.2
Consumer Discretionary	9.0	8.8
Information Technology	8.5	7.2
Consumer Staples	6.8	6.7
Telecommunication Services	5.2	2.5
Industrials	4.5	5.2
Energy	4.0	5.2
Materials	0.9	0.6
Utilities	0.8	0.7
Asset Allocation (% of fund's net assets)
As of March 31, 2004*		As of September 30, 2003 **
	Stock class and Equity Futures 76.1%		Stock class and Equity Futures 72.8%
	Bond class 17.4%		Bond class 21.1%
	Short-term class 6.5%		Short-term class 6.1%
* Foreign investments	10.8%	** Foreign investments	4.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	367,100	$ 10,488
Household Durables - 0.3%
LG Electronics, Inc.	140,220	8,428
Techtronic Industries Co.	562,000	1,825
		10,253
Media - 4.8%
Clear Channel Communications, Inc.	2,997,709	126,953
McGraw-Hill Companies, Inc.	84,700	6,449
News Corp. Ltd. sponsored ADR	394,700	12,516
NRJ Group	120,280	2,563
SKY Perfect Communications, Inc. (a)	702	1,057
Time Warner, Inc. (a)	1,601,250	26,997
Tv Asahi Corp.	2,632	5,427
		181,962
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	710	18
Specialty Retail - 3.1%
Home Depot, Inc.	2,927,600	109,375
Limited Brands, Inc.	209,610	4,192
Office Depot, Inc. (a)	60,100	1,131
Staples, Inc.	152,600	3,875
		118,573
Textiles Apparel & Luxury Goods - 0.3%
Adidas-Salomon AG	32,300	3,766
Arena Brands Holding Corp. Class B (l)	5,556	84
The Swatch Group AG (Reg.)	321,320	8,420
		12,270
TOTAL CONSUMER DISCRETIONARY		333,564
CONSUMER STAPLES - 6.8%
Beverages - 1.4%
PepsiCo, Inc.	370,505	19,952
Pernod-Ricard	40,600	4,951
The Coca-Cola Co.	568,350	28,588
		53,491
Food & Staples Retailing - 2.4%
CVS Corp.	1,266,900	44,722
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. (a)	984,600	$ 20,263
Wal-Mart Stores, Inc.	444,200	26,514
		91,499
Food Products - 0.8%
Barry Callebaut AG	10,890	2,531
Kraft Foods, Inc. Class A	65,900	2,109
People's Food Holdings Ltd.	2,133,000	1,898
Unilever NV (NY Shares)	258,700	17,964
Unilever PLC	645,800	6,506
		31,008
Household Products - 0.4%
Kimberly-Clark Corp.	36,500	2,303
Procter & Gamble Co.	120,500	12,638
		14,941
Personal Products - 0.7%
Alberto-Culver Co.	573,755	25,171
Estee Lauder Companies, Inc. Class A	39,800	1,765
		26,936
Tobacco - 1.1%
Altadis SA (Spain)	96,700	2,936
Altria Group, Inc.	657,980	35,827
		38,763
TOTAL CONSUMER STAPLES		256,638
ENERGY - 4.0%
Energy Equipment & Services - 2.2%
BJ Services Co. (a)	22,230	962
Diamond Offshore Drilling, Inc.	692,000	16,739
ENSCO International, Inc.	540,000	15,212
GlobalSantaFe Corp.	752,073	20,885
Grant Prideco, Inc. (a)	117,200	1,817
Nabors Industries Ltd. (a)	102,900	4,708
Precision Drilling Corp. (a)	112,300	5,251
Transocean, Inc. (a)	663,700	18,511
		84,085
Oil & Gas - 1.8%
ChevronTexaco Corp.	247,500	21,726
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
ConocoPhillips	439,621	$ 30,690
EnCana Corp.	147,800	6,391
Exxon Mobil Corp.	226,080	9,403
		68,210
TOTAL ENERGY		152,295
FINANCIALS - 18.4%
Capital Markets - 2.6%
Collins Stewart Tullett PLC	328,300	2,727
Man Group PLC	134,800	4,352
Merrill Lynch & Co., Inc.	434,300	25,867
Morgan Stanley	934,500	53,547
Nikko Cordial Corp.	993,000	6,571
UBS AG (Reg.)	77,350	5,762
		98,826
Commercial Banks - 3.3%
Banco Popular Espanol SA (Reg.)	60,000	3,520
Bank of America Corp.	341,000	27,614
Bank One Corp.	694,400	37,859
FleetBoston Financial Corp.	553,800	24,866
HSBC Holdings PLC (United Kingdom) (Reg.)	332,400	4,973
Sumitomo Mitsui Financial Group, Inc.	1,365	10,080
Synovus Financial Corp.	248,800	6,083
UFJ Holdings, Inc. (a)	1,526	9,688
		124,683
Consumer Finance - 0.2%
Aeon Credit Service Ltd.	37,400	2,331
MBNA Corp.	140,200	3,874
		6,205
Diversified Financial Services - 2.8%
Citigroup, Inc.	2,049,233	105,945
Insurance - 6.2%
AFLAC, Inc.	75,800	3,043
Allianz AG (Reg.)	30,800	3,363
Allmerica Financial Corp. (a)	149,400	5,162
AMBAC Financial Group, Inc.	121,600	8,972
American International Group, Inc.	2,121,600	151,376
Hartford Financial Services Group, Inc.	378,600	24,117
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	157,400	$ 9,869
MetLife, Inc.	513,700	18,329
PartnerRe Ltd.	60,000	3,387
St. Paul Companies, Inc.	75,700	3,029
Travelers Property Casualty Corp. Class B	151,300	2,613
		233,260
Thrifts & Mortgage Finance - 3.3%
Fannie Mae	1,408,380	104,713
Greenpoint Financial Corp.	80,600	3,523
MGIC Investment Corp.	215,000	13,809
New York Community Bancorp, Inc.	80,533	2,761
		124,806
TOTAL FINANCIALS		693,725
HEALTH CARE - 14.1%
Biotechnology - 0.2%
Actelion Ltd. (Reg.) (a)	160	17
Angiotech Pharmaceuticals, Inc. (a)	56,600	1,381
Celltech Group PLC (a)	57,600	495
CSL Ltd.	281,300	4,525
		6,418
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	1,024,300	31,641
Smith & Nephew PLC	384,700	3,889
		35,530
Health Care Providers & Services - 4.7%
Cardinal Health, Inc.	2,533,520	174,557
Fresenius Medical Care AG	15,200	1,005
Henry Schein, Inc. (a)	46,100	3,292
		178,854
Pharmaceuticals - 8.3%
Altana AG	36,200	2,245
AstraZeneca PLC (United Kingdom)	68,400	3,196
Johnson & Johnson	1,175,200	59,606
Merck & Co., Inc.	983,980	43,482
Novartis AG (Reg.)	74,120	3,158
Novo Nordisk AS Series B	39,400	1,832
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	2,952,300	$ 103,478
Recordati Spa	66,314	1,157
Roche Holding AG (participation certificate)	80,580	7,882
Schering-Plough Corp.	773,080	12,539
Shire Pharmaceuticals Group PLC (a)	272,100	2,669
Wyeth	1,904,900	71,529
		312,773
TOTAL HEALTH CARE		533,575
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.3%
United Technologies Corp.	111,300	9,605
Building Products - 0.1%
Asahi Glass Co. Ltd.	280,000	3,018
Commercial Services & Supplies - 0.4%
Adecco SA	26,090	1,444
Aramark Corp. Class B	108,500	2,974
Capita Group PLC	238,600	1,374
ChoicePoint, Inc. (a)	220,578	8,389
		14,181
Electrical Equipment - 0.0%
Furukawa Electric Co. Ltd.	365,000	1,418
Industrial Conglomerates - 3.1%
General Electric Co.	2,728,740	83,281
Tyco International Ltd.	1,231,600	35,285
		118,566
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	224,000	15,154
Road & Rail - 0.2%
CSX Corp.	122,800	3,720
Union Pacific Corp.	32,400	1,938
		5,658
TOTAL INDUSTRIALS		167,600
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	728,900	17,144
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	360,700	$ 6,543
Motorola, Inc.	699,800	12,316
Telefonaktiebolaget LM Ericsson (B Shares) (a)	1,101,200	3,056
		39,059
Computers & Peripherals - 1.4%
Dell, Inc. (a)	758,400	25,497
Diebold, Inc.	57,600	2,772
Hewlett-Packard Co.	868,700	19,841
Sun Microsystems, Inc. (a)	1,331,700	5,540
		53,650
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. (a)	382,200	6,581
Jabil Circuit, Inc. (a)	185,100	5,447
Sanmina-SCI Corp. (a)	404,700	4,456
Solectron Corp. (a)	1,388,600	7,679
Thermo Electron Corp. (a)	121,200	3,428
Yageo Corp. (a)	3,548,000	1,927
		29,518
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	162,900	8,455
First Data Corp.	396,900	16,733
		25,188
Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	216,500	3,090
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	379,040	10,310
KLA-Tencor Corp. (a)	24,000	1,208
Lam Research Corp. (a)	120,175	3,030
Linear Technology Corp.	34,800	1,288
MediaTek, Inc.	145,000	1,492
Novellus Systems, Inc. (a)	26,200	833
Samsung Electronics Co. Ltd.	7,160	3,583
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	420,912	4,394
United Microelectronics Corp. (a)	7,016,000	6,303
United Microelectronics Corp. sponsored ADR (a)	840,201	4,369
Xilinx, Inc. (a)	23,700	901
		37,711
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.5%
Business Objects SA (a)	114,500	$ 3,263
Dassault Systemes SA	88,100	3,668
Microsoft Corp.	4,690,308	117,117
VERITAS Software Corp. (a)	268,800	7,233
		131,281
TOTAL INFORMATION TECHNOLOGY		319,497
MATERIALS - 0.9%
Chemicals - 0.4%
Dow Chemical Co.	270,500	10,896
Nitto Denko Corp.	60,800	3,335
		14,231
Metals & Mining - 0.2%
Alcan, Inc.	165,300	7,349
Alcoa, Inc.	34,500	1,197
		8,546
Paper & Forest Products - 0.3%
Aracruz Celulose SA sponsored ADR	192,600	7,367
Bowater, Inc.	46,300	2,020
International Paper Co.	34,900	1,475
Votorantim Celulose e Papel SA sponsored ADR	38,200	1,329
		12,191
TOTAL MATERIALS		34,968
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.5%
BellSouth Corp.	744,700	20,621
China Telecom Corp. Ltd. (H Shares) (a)	9,896,000	3,433
Qwest Communications International, Inc. (a)	3,794,000	16,352
SBC Communications, Inc.	3,357,800	82,400
Verizon Communications, Inc.	1,246,000	45,529
Versatel Telecom International NV (a)	1,700,000	4,000
		172,335
Wireless Telecommunication Services - 0.7%
KDDI Corp.	1,211	6,817
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. Class A (a)	428,600	$ 10,599
Vodafone Group PLC	3,241,400	7,747
		25,163
TOTAL TELECOMMUNICATION SERVICES		197,498
UTILITIES - 0.8%
Electric Utilities - 0.6%
FirstEnergy Corp.	295,000	11,529
PG&E Corp. (a)	270,800	7,845
TXU Corp.	138,400	3,967
		23,341
Gas Utilities - 0.2%
Centrica PLC	577,400	2,433
NiSource, Inc.	110,200	2,342
		4,775
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	13,400	630
TOTAL UTILITIES		28,746
TOTAL COMMON STOCKS (Cost $2,656,324)		2,718,106
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	20,695	2,157
Series H, 11.75%	23,500	2,453
Granite Broadcasting Corp. 12.75% pay-in-kind	1,960	960
		5,570
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Chevy Chase Bank FSB Series C, 8.00%	16,985	484
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,279)		6,054
Corporate Bonds - 13.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (e)	$ 1,930	$ 2,802
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Service Corp. International (SCI) 6.75% 6/22/08	1,170	1,329
INDUSTRIALS - 0.3%
Industrial Conglomerates - 0.3%
Tyco International Group SA 3.125% 1/15/23	7,880	11,487
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Brocade Communications Systems, Inc. 2% 1/1/07	380	352
CIENA Corp. 3.75% 2/1/08	1,280	1,165
		1,517
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 5% 3/15/07	740	714
TOTAL INFORMATION TECHNOLOGY		2,231
TOTAL CONVERTIBLE BONDS		17,849
Nonconvertible Bonds - 12.6%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	155	157
4.75% 1/15/08	795	829
7.2% 9/1/09	250	285
Dana Corp. 6.5% 3/1/09	390	415
Stoneridge, Inc. 11.5% 5/1/12	1,230	1,464
United Components, Inc. 9.375% 6/15/13	380	410
Visteon Corp. 7% 3/10/14	720	713
		4,273
Automobiles - 0.0%
General Motors Corp. 8.25% 7/15/23	715	798
Hotels, Restaurants & Leisure - 0.8%
Argosy Gaming Co. 7% 1/15/14 (e)	1,660	1,731
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	545	444
10.5% 7/15/11	355	331
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Boyd Gaming Corp.:
7.75% 12/15/12	$ 955	$ 1,024
8.75% 4/15/12	705	776
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	1,190	1,315
Circus Circus Enterprises, Inc. 7.625% 7/15/13	430	469
Friendly Ice Cream Corp. 8.375% 6/15/12 (e)	890	912
Host Marriott LP 7.125% 11/1/13	2,120	2,194
ITT Corp. 7.375% 11/15/15	755	815
Mandalay Resort Group 9.375% 2/15/10	430	512
MGM MIRAGE:
5.875% 2/27/14	650	649
5.875% 2/27/14 (e)	1,030	1,029
Mohegan Tribal Gaming Authority 8.375% 7/1/11	530	587
MTR Gaming Group, Inc. 9.75% 4/1/10	720	770
Park Place Entertainment Corp. 7.875% 3/15/10	2,295	2,559
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	2,070	2,163
Six Flags, Inc.:
8.875% 2/1/10	1,050	1,082
9.75% 4/15/13	1,480	1,565
Station Casinos, Inc.:
6% 4/1/12 (e)	1,460	1,500
6.5% 2/1/14 (e)	1,430	1,437
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	2,495	2,757
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(e)	700	375
Town Sports International, Inc. 9.625% 4/15/11	1,230	1,298
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,370	1,572
		29,866
Household Durables - 0.5%
Beazer Homes USA, Inc. 6.5% 11/15/13 (e)	2,305	2,420
D.R. Horton, Inc. 6.875% 5/1/13	370	409
Juno Lighting, Inc. 11.875% 7/1/09	1,985	2,129
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	270	276
7.75% 5/15/13	870	935
8.875% 4/1/12	2,760	3,105
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home 7.75% 2/1/10	$ 1,400	$ 1,512
Sealy Mattress Co. 8.25% 6/15/14 (e)	1,200	1,200
Standard Pacific Corp.:
5.125% 4/1/09	740	738
6.875% 5/15/11	1,035	1,097
7.75% 3/15/13	85	94
9.25% 4/15/12	925	1,082
Technical Olympic USA, Inc. 7.5% 3/15/11 (e)	750	750
WCI Communities, Inc. 7.875% 10/1/13	760	813
William Lyon Homes, Inc.:
7.5% 2/15/14 (e)	700	725
10.75% 4/1/13	2,120	2,507
		19,792
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	3,280	3,674
Media - 0.7%
AMC Entertainment, Inc.:
8% 3/1/14 (e)	860	854
9.5% 2/1/11	882	924
AOL Time Warner, Inc. 7.625% 4/15/31	410	480
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	500	603
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(i)	1,440	1,440
8% 4/15/12 (e)	1,520	1,520
Cinemark, Inc. 0% 3/15/14 (d)(e)	1,760	1,098
Clear Channel Communications, Inc. 4.4% 5/15/11	200	200
Comcast Corp. 7.05% 3/15/33	300	333
Continental Cablevision, Inc. 9% 9/1/08	900	1,094
Corus Entertainment, Inc. 8.75% 3/1/12	980	1,078
CSC Holdings, Inc. 7.875% 2/15/18	500	536
EchoStar DBS Corp. 5.75% 10/1/08 (e)	1,865	1,921
Granite Broadcasting Corp. 9.75% 12/1/10 (e)	660	640
Gray Television, Inc. 9.25% 12/15/11	1,000	1,110
Houghton Mifflin Co.:
0% 10/15/13 (d)(e)	370	202
8.25% 2/1/11	865	887
9.875% 2/1/13	800	824
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Innova S. de R.L. 9.375% 9/19/13	$ 1,060	$ 1,155
LBI Media, Inc. 10.125% 7/15/12	1,205	1,377
Liberty Media Corp. 5.7% 5/15/13	200	209
News America Holdings, Inc. 7.7% 10/30/25	650	782
PEI Holdings, Inc. 11% 3/15/10	960	1,109
Reader's Digest Association, Inc. 6.5% 3/1/11 (e)	1,130	1,164
Sinclair Broadcast Group, Inc. 8% 3/15/12	1,525	1,653
Spanish Broadcasting System, Inc. 9.625% 11/1/09	400	423
Telewest PLC 11% 10/1/07 (c)	1,840	1,159
TV Azteca SA de CV yankee 10.5% 2/15/07	595	613
Videotron LTEE 6.875% 1/15/14	420	437
		25,825
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	710	731
Specialty Retail - 0.4%
Asbury Automotive Group, Inc.:
8% 3/15/14 (e)	880	880
9% 6/15/12	1,320	1,399
AutoNation, Inc. 9% 8/1/08	950	1,107
J. Crew Intermediate LLC 0% 5/15/08 (d)	1,397	1,076
NBC Acquisition Corp. 0% 3/15/13 (d)(e)	1,730	1,133
Nebraska Book Co., Inc. 8.625% 3/15/12 (e)	1,200	1,236
Sonic Automotive, Inc. 8.625% 8/15/13	1,225	1,326
Toys 'R' US, Inc. 7.875% 4/15/13	1,825	1,912
United Rentals North America, Inc.:
6.5% 2/15/12 (e)	365	361
7% 2/15/14 (e)	475	447
7.75% 11/15/13 (e)	2,710	2,629
		13,506
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
7% 11/1/06	470	350
11.625% 1/15/08	550	421
12.25% 12/15/12	355	268
		1,039
TOTAL CONSUMER DISCRETIONARY		99,504
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
6% 12/15/05 (e)	$ 1,475	$ 1,460
6.875% 8/15/13	1,435	1,313
9.25% 6/1/13	380	401
9.5% 2/15/11	1,085	1,215
Safeway, Inc. 6.5% 3/1/11	500	558
		4,947
Food Products - 0.3%
Del Monte Corp. 9.25% 5/15/11	4,895	5,446
Doane Pet Care Co. 9.75% 5/15/07	1,990	1,731
Dole Food Co., Inc. 7.25% 6/15/10	1,185	1,209
Kraft Foods, Inc. 5.25% 6/1/07	250	270
Smithfield Foods, Inc.:
7.625% 2/15/08	410	439
7.75% 5/15/13	340	372
8% 10/15/09	165	182
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	610	637
		10,286
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	345	380
Philip Morris Companies, Inc.:
7% 7/15/05	355	374
7.75% 1/15/27	200	223
		977
TOTAL CONSUMER STAPLES		16,210
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc. 9% 12/15/09	400	450
Hanover Compressor Co.:
0% 3/31/07	1,585	1,213
8.625% 12/15/10	340	366
Key Energy Services, Inc. 8.375% 3/1/08	2,750	2,901
SESI LLC 8.875% 5/15/11	1,630	1,793
Weatherford International Ltd. 4.95% 10/15/13	200	203
		6,926
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - 0.7%
Amerada Hess Corp.:
6.65% 8/15/11	$ 55	$ 61
7.125% 3/15/33	135	142
7.375% 10/1/09	120	137
Chesapeake Energy Corp.:
7.5% 9/15/13	1,550	1,701
8.375% 11/1/08	1,295	1,425
9% 8/15/12	780	901
El Paso Production Holding Co. 7.75% 6/1/13	1,440	1,339
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	325	368
General Maritime Corp. 10% 3/15/13	2,635	2,951
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	290	294
8.25% 3/15/13	2,610	2,871
Pecom Energia SA 9% 5/1/09 (Reg. S)	905	955
Petrobras International Finance Co. Ltd. 8.375% 12/10/18	905	915
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	635	711
8.75% 7/1/12	910	1,019
Range Resources Corp. 7.375% 7/15/13	1,085	1,128
Teekay Shipping Corp. 8.875% 7/15/11	3,150	3,654
The Coastal Corp.:
6.375% 2/1/09	875	722
6.5% 5/15/06	470	433
6.5% 6/1/08	385	324
7.5% 8/15/06	1,315	1,223
7.75% 6/15/10	1,695	1,466
7.75% 10/15/35	155	120
9.625% 5/15/12	405	381
Western Oil Sands, Inc. 8.375% 5/1/12	1,620	1,916
		27,157
TOTAL ENERGY		34,083
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 2.2%
Capital Markets - 0.0%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	$ 295	$ 294
4.25% 9/4/12 (i)	290	299
Morgan Stanley 4.75% 4/1/14	1,000	974
		1,567
Commercial Banks - 0.1%
Bank of America Corp. 7.4% 1/15/11	100	120
Chevy Chase Bank FSB 6.875% 12/1/13	670	693
Export-Import Bank of Korea:
4.125% 2/10/09 (e)	100	102
5.25% 2/10/14 (e)	400	414
Korea Development Bank 3.875% 3/2/09	500	504
Wachovia Corp. 3.625% 2/17/09	400	407
		2,240
Consumer Finance - 0.1%
Capital One Bank:
4.875% 5/15/08	200	211
6.5% 6/13/13	325	354
6.875% 2/1/06	105	113
Ford Motor Credit Co. 7.375% 10/28/09	465	510
General Motors Acceptance Corp. 7.75% 1/19/10	1,070	1,213
Household Finance Corp.:
5.875% 2/1/09	55	61
6.375% 10/15/11	600	680
6.375% 11/27/12	310	351
6.75% 5/15/11	100	116
Household International, Inc. 8.875% 2/15/08	350	391
MBNA Corp. 6.25% 1/17/07	165	181
		4,181
Diversified Financial Services - 1.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	1,110	1,132
8.25% 7/15/10	1,645	1,810
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	2,085	1,908
6.977% 11/23/22	149	135
7.324% 4/15/11	375	326
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.377% 5/23/19	$ 1,715	$ 1,303
7.379% 5/23/16	1,210	920
7.8% 4/1/08	920	860
8.608% 10/1/12	260	244
Cadbury Schweppes U.S. Finance LLC 3.875% 10/1/08 (e)	240	244
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	640	634
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	375	388
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09	575	479
Citigroup, Inc. 7.25% 10/1/10	100	119
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	101	86
6.795% 8/2/18	331	285
6.9% 1/2/17	679	570
6.954% 2/2/11	152	129
7.461% 4/1/13	282	242
7.73% 9/15/12	253	205
7.82% 4/15/15	324	275
8.307% 4/2/18	1,456	1,310
8.321% 11/1/06	550	517
Dana Credit Corp. 8.375% 8/15/07 (e)	110	121
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	360	302
7.57% 11/18/10	605	602
7.779% 1/2/12	568	431
Deutsche Telekom International Finance BV:
8.5% 6/15/10	400	491
8.75% 6/15/30	400	524
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (e)	570	627
9.875% 8/15/13 (e)	670	744
FIMEP SA 10.5% 2/15/13	1,510	1,755
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 1,650	$ 1,873
Goldman Sachs Capital I 6.345% 2/15/34	200	206
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	1,405	1,560
IOS Capital LLC 7.25% 6/30/08	880	966
Ispat Inland ULC 9.75% 4/1/14 (e)	1,930	1,998
Jostens Holding Corp. 0% 12/1/13 (d)	955	640
Leucadia National Corp.:
7% 8/15/13	1,380	1,428
7% 8/15/13 (e)	580	600
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	1,030	999
Midland Funding Corp. II 11.75% 7/23/05	894	943
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)	500	513
Mobile Telesystems Finance SA 8.375% 10/14/10 (e)	170	177
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	240	264
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (e)	850	901
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	815	839
Nexstar Finance, Inc. 7% 1/15/14 (e)	510	504
NiSource Finance Corp. 7.875% 11/15/10	185	224
Northern Telecom Capital Corp.:
7.4% 6/15/06	370	387
7.875% 6/15/26	375	390
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	413	359
7.67% 1/2/15	241	212
Pemex Project Funding Master Trust 7.375% 12/15/14	610	679
Petronas Capital Ltd. 7.875% 5/22/22 (e)	600	722
Prime Property Funding II 6.25% 5/15/07	370	409
Qwest Capital Funding, Inc.:
7% 8/3/09	1,925	1,694
7.25% 2/15/11	1,855	1,595
7.75% 8/15/06	5,820	5,849
Rabobank Capital Funding Trust II 5.26% 12/31/49 (e)(i)	325	337
Sensus Metering Systems, Inc. 8.625% 12/15/13 (e)	825	813
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Ship Finance International Ltd. 8.5% 12/15/13 (e)	$ 3,900	$ 3,851
Sprint Capital Corp.:
6.125% 11/15/08	175	193
6.875% 11/15/28	425	441
Telecom Italia Capital:
4% 11/15/08 (e)	170	174
5.25% 11/15/13 (e)	170	175
TIG Capital Trust I 8.597% 1/15/27 (e)	525	457
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	232	267
11% 2/15/13	117	139
U.S. West Capital Funding, Inc. 6.375% 7/15/08	2,000	1,780
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,005	2,326
Verizon Global Funding Corp. 7.25% 12/1/10	650	766
Western Financial Bank 9.625% 5/15/12	2,480	2,827
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (e)	320	334
Xerox Capital Trust I 8% 2/1/27	1,585	1,561
		63,090
Insurance - 0.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	1,630	1,834
Oil Insurance Ltd. 5.15% 8/15/33 (e)(i)	275	286
Principal Life Global Funding I:
5.125% 6/28/07 (e)	800	860
6.25% 2/15/12 (e)	360	408
		3,388
Real Estate - 0.2%
CarrAmerica Realty Corp. 5.25% 11/30/07	275	296
CenterPoint Properties Trust:
4.75% 8/1/10	250	259
6.75% 4/1/05	530	552
EOP Operating LP 7.75% 11/15/07	750	873
Gables Realty LP 5.75% 7/15/07	200	217
iStar Financial, Inc. 6.5% 12/15/13	880	926
LNR Property Corp.:
7.25% 10/15/13 (e)	1,235	1,291
7.625% 7/15/13	590	631
Mack-Cali Realty LP 7.25% 3/15/09	250	290
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Omega Healthcare Investors, Inc. 7% 4/1/14 (e)	$ 980	$ 1,005
Senior Housing Properties Trust:
7.875% 4/15/15	780	842
8.625% 1/15/12	1,400	1,589
		8,771
Thrifts & Mortgage Finance - 0.0%
Countrywide Home Loans, Inc. 4% 3/22/11	200	198
Independence Community Bank Corp. 3.75% 4/1/14 (i)	130	129
Washington Mutual, Inc. 4.625% 4/1/14	400	392
		719
TOTAL FINANCIALS		83,956
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8% 9/1/13	890	992
Health Care Providers & Services - 0.2%
AmeriPath, Inc.:
10.5% 4/1/13	520	530
10.5% 4/1/13 (e)	960	979
Concentra Operating Corp. 9.5% 8/15/10	550	613
Genesis HealthCare Corp. 8% 10/15/13 (e)	1,070	1,132
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	775	791
PacifiCare Health Systems, Inc. 10.75% 6/1/09	1,513	1,770
Psychiatric Solutions, Inc. 10.625% 6/15/13	800	914
Tenet Healthcare Corp. 7.375% 2/1/13	1,770	1,589
		8,318
Pharmaceuticals - 0.1%
Biovail Corp. yankee 7.875% 4/1/10	1,025	994
TOTAL HEALTH CARE		10,304
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	1,570	1,413
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc.: - continued
9.5% 11/1/08	$ 750	$ 720
Orbital Sciences Corp. 9% 7/15/11	745	818
		2,951
Airlines - 0.1%
AMR Corp. 9% 8/1/12	1,655	1,407
Continental Airlines, Inc.:
7.875% 7/2/18	1,330	1,320
8% 12/15/05	20	19
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	251	216
7.9% 12/15/09	1,320	878
10% 8/15/08 (e)	660	474
10.14% 8/14/12	280	190
		4,504
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	1,110	1,238
Jacuzzi Brands, Inc. 9.625% 7/1/10	985	1,088
Nortek Holdings, Inc. 0% 5/15/11 (d)(e)	1,510	1,125
Nortek, Inc. 4.17% 12/31/10 (e)(i)	770	770
		4,221
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
7.875% 1/1/09	62	65
7.875% 4/15/13	395	431
9.25% 9/1/12	640	726
American Color Graphics, Inc. 10% 6/15/10	210	187
Browning-Ferris Industries, Inc. 6.375% 1/15/08	2,080	2,122
		3,531
Construction & Engineering - 0.1%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	1,700	1,904
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (e)	710	776
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee:
6.375% 10/15/11	1,180	1,291
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Tyco International Group SA yankee: - continued
6.75% 2/15/11	$ 1,345	$ 1,498
6.875% 1/15/29	350	367
		3,156
Machinery - 0.4%
AGCO Corp.:
8.5% 3/15/06	930	930
9.5% 5/1/08	1,530	1,675
Columbus McKinnon Corp. 10% 8/1/10	170	184
Cummins, Inc. 5.65% 3/1/98	1,645	1,184
Dresser, Inc. 9.375% 4/15/11	2,590	2,823
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	5,610	5,975
Invensys PLC 9.875% 3/15/11 (e)	1,865	1,907
Trinity Industries, Inc. 6.5% 3/15/14 (e)	635	633
		15,311
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	875	906
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	480	492
TFM SA de CV yankee:
10.25% 6/15/07	460	476
11.75% 6/15/09	2,255	2,266
		3,234
TOTAL INDUSTRIALS		40,494
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Corning, Inc.:
5.9% 3/15/14	1,120	1,112
6.2% 3/15/16	910	903
L-3 Communications Corp. 6.125% 1/15/14 (e)	980	1,005
Lucent Technologies, Inc. 6.45% 3/15/29	1,235	1,044
Motorola, Inc. 6.5% 11/15/28	345	350
		4,414
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09	$ 765	$ 873
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. 6.5% 5/15/13	1,705	1,782
Ingram Micro, Inc. 9.875% 8/15/08	1,030	1,148
PerkinElmer, Inc. 8.875% 1/15/13	2,450	2,824
Solectron Corp.:
7.375% 3/1/06	1,400	1,461
9.625% 2/15/09	355	392
		7,607
IT Services - 0.2%
Dex Media, Inc.:
0% 11/15/13 (d)(e)	1,810	1,158
0% 11/15/13 (d)(e)	4,000	2,560
8% 11/15/13 (e)	1,030	1,020
Iron Mountain, Inc.:
6.625% 1/1/16	1,085	1,063
8.625% 4/1/13	720	785
		6,586
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	1,390	1,463
7.2% 4/1/16	1,125	1,159
7.625% 6/15/13	1,850	1,966
		4,588
Semiconductors & Semiconductor Equipment - 0.3%
AMI Semiconductor, Inc. 10.75% 2/1/13	574	672
Amkor Technology, Inc.:
7.125% 3/15/11 (e)	1,975	1,975
7.75% 5/15/13	1,285	1,311
Micron Technology, Inc. 6.5% 9/30/05 (l)	5,000	4,975
Viasystems, Inc. 10.5% 1/15/11 (e)	920	1,026
		9,959
TOTAL INFORMATION TECHNOLOGY		34,027
MATERIALS - 1.8%
Chemicals - 0.5%
Airgas, Inc. 6.25% 7/15/14 (e)	830	855
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Berry Plastics Corp. 10.75% 7/15/12	$ 2,535	$ 2,877
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	435	444
10.125% 9/1/08	695	747
10.625% 5/1/11	3,380	3,650
HMP Equity Holdings Corp. 0% 5/15/08 (e)	1,500	795
Huntsman ICI Chemicals LLC 10.125% 7/1/09	730	737
Huntsman International LLC 9.875% 3/1/09	1,685	1,832
Lyondell Chemical Co.:
9.625% 5/1/07	535	554
9.875% 5/1/07	535	556
Millennium America, Inc.:
9.25% 6/15/08	1,275	1,364
9.25% 6/15/08 (e)	935	1,000
Nalco Co.:
7.75% 11/15/11 (e)	710	735
8.875% 11/15/13 (e)	720	747
NOVA Chemicals Corp. 6.5% 1/15/12 (e)	700	721
Pliant Corp. 0% 6/15/09 (d)(e)	980	784
		18,398
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	2,560	2,906
U.S. Concrete, Inc. 8.375% 4/1/14 (e)	720	738
		3,644
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	1,560	1,802
BWAY Corp. 10% 10/15/10	510	546
Crown European Holdings SA 10.875% 3/1/13	920	1,070
Graphic Packaging International, Inc.:
8.5% 8/15/11	740	829
9.5% 8/15/13	740	840
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,690	2,825
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	1,290	1,393
Owens-Illinois, Inc.:
7.35% 5/15/08	425	419
7.5% 5/15/10	1,025	989
7.8% 5/15/18	2,160	1,993
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.: - continued
8.1% 5/15/07	$ 845	$ 862
Sealed Air Corp. 5.625% 7/15/13 (e)	70	73
		13,641
Metals & Mining - 0.4%
AK Steel Corp.:
7.75% 6/15/12	405	357
7.875% 2/15/09	405	367
Allegheny Ludlum Corp. 6.95% 12/15/25	810	729
Allegheny Technologies, Inc. 8.375% 12/15/11	1,335	1,342
California Steel Industries, Inc. 6.125% 3/15/14 (e)	510	513
Compass Minerals International, Inc. 0% 6/1/13 (d)	2,550	1,938
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	175	195
CSN Islands VII Corp. 10.75% 9/12/08 (e)	1,395	1,482
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	870	857
Falconbridge Ltd. yankee 7.35% 6/5/12	225	263
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14 (e)	1,455	1,415
10.125% 2/1/10	1,160	1,325
Peabody Energy Corp.:
5.875% 4/15/16	640	643
6.875% 3/15/13	1,250	1,350
Steel Dynamics, Inc.:
9.5% 3/15/09	530	591
9.5% 3/15/09 (e)	470	524
		13,891
Paper & Forest Products - 0.5%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14 (e)	970	975
Boise Cascade Corp. 7.68% 3/29/06	705	749
Bowater, Inc.:
4.11% 3/15/10 (i)	1,110	1,102
6.5% 6/15/13	420	408
Buckeye Technologies, Inc. 8.5% 10/1/13	920	989
Georgia-Pacific Corp.:
8% 1/15/14	1,285	1,433
8% 1/15/24 (e)	895	949
8.125% 5/15/11	2,000	2,275
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.: - continued
8.875% 5/15/31	$ 465	$ 521
9.5% 12/1/11	980	1,176
International Paper Co.:
4.25% 1/15/09	70	72
5.5% 1/15/14	180	187
5.85% 10/30/12	250	268
Norske Skog Canada Ltd.:
7.375% 3/1/14 (e)	500	514
8.625% 6/15/11	1,585	1,696
Stone Container Corp. 9.75% 2/1/11	3,145	3,507
Tembec Industries, Inc.:
7.75% 3/15/12	850	820
8.5% 2/1/11	1,085	1,085
yankee 8.625% 6/30/09	725	725
		19,451
TOTAL MATERIALS		69,025
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
AT&T Corp. 8.75% 11/15/31	200	236
BellSouth Corp. 6% 10/15/11	285	316
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	2,144	2,187
Cincinnati Bell, Inc. 8.375% 1/15/14	560	543
Citizens Communications Co.:
7.625% 8/15/08	550	578
9% 8/15/31	275	290
9.25% 5/15/11	275	304
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)	1,870	2,024
Eschelon Operating Co. 8.375% 3/15/10 (e)	1,710	1,454
France Telecom SA:
8.75% 3/1/11	340	415
9.5% 3/1/31	280	378
GCI, Inc. 7.25% 2/15/14 (e)	2,110	2,057
Level 3 Communications, Inc.:
9.125% 5/1/08	100	81
10.5% 12/1/08	1,740	1,427
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
MCI Communications Corp.:
6.5% 4/15/10 (c)	$ 1,525	$ 1,212
6.95% 8/15/06 (c)	125	99
7.75% 3/15/24 (c)	855	678
7.75% 3/23/25 (c)	1,460	1,155
8.25% 1/20/23 (c)	400	314
Primus Telecom Holding, Inc. 8% 1/15/14 (e)	1,190	1,139
Qwest Communications International, Inc. 7.25% 2/15/11 (e)	1,050	998
Qwest Corp. 9.125% 3/15/12 (e)	2,480	2,815
Qwest Services Corp.:
13.5% 12/15/10 (e)	1,680	1,949
14% 12/15/14 (e)	1,987	2,384
SBC Communications, Inc. 5.875% 2/1/12	325	355
Telefonica Europe BV 7.75% 9/15/10	450	543
Telenet Group Holding NV 0% 6/15/14 (d)(e)	2,295	1,400
Telewest Communications PLC yankee 11.25% 11/1/08 (c)	255	159
TELUS Corp. yankee 8% 6/1/11	740	891
Triton PCS, Inc.:
8.75% 11/15/11	635	598
9.375% 2/1/11	825	794
U.S. West Communications:
6.875% 9/15/33	980	870
7.2% 11/10/26	630	580
7.5% 6/15/23	935	856
		32,079
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09 (e)	190	190
5.5% 3/1/14 (e)	175	174
American Cellular Corp. 10% 8/1/11	1,280	1,229
Crown Castle International Corp. 7.5% 12/1/13	900	882
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	520	595
Dobson Communications Corp. 8.875% 10/1/13	1,825	1,424
Millicom International Cellular SA 10% 12/1/13 (e)	1,825	1,907
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
6.875% 10/31/13	$ 1,710	$ 1,821
7.375% 8/1/15	620	673
Rogers Wireless, Inc.:
6.375% 3/1/14 (e)	2,130	2,151
9.625% 5/1/11	4,785	5,850
Western Wireless Corp. 9.25% 7/15/13	1,330	1,367
		18,263
TOTAL TELECOMMUNICATION SERVICES		50,342
UTILITIES - 1.0%
Electric Utilities - 0.3%
AES Gener SA 7.5% 3/25/14 (e)	350	357
CMS Energy Corp.:
7.5% 1/15/09	615	633
7.75% 8/1/10 (e)	455	473
8.5% 4/15/11	1,980	2,126
8.9% 7/15/08	305	328
9.875% 10/15/07	1,295	1,426
Dominion Resources, Inc. 6.25% 6/30/12	445	492
Duke Capital Corp.:
4.37% 3/1/09	190	192
6.75% 2/15/32	880	916
Exelon Corp. 6.75% 5/1/11	260	297
Exelon Generation Co. LLC 5.35% 1/15/14 (e)	400	412
FirstEnergy Corp. 7.375% 11/15/31	1,025	1,143
Illinois Power Co. 7.5% 6/15/09	550	622
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	275	289
5.875% 10/1/12	300	324
Monongahela Power Co. 5% 10/1/06	265	270
Pacific Gas & Electric Co.:
3.6% 3/1/09	55	55
4.8% 3/1/14	90	90
6.05% 3/1/34	325	329
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
6.85% 4/15/12	$ 245	$ 280
7.1% 3/1/11	140	162
PSI Energy, Inc. 6.65% 6/15/06	115	126
Public Service Co. of Colorado 7.875% 10/1/12	395	493
TECO Energy, Inc.:
7% 5/1/12	745	782
7.2% 5/1/11	690	737
		13,354
Gas Utilities - 0.1%
El Paso Energy Corp.:
6.75% 5/15/09	645	569
6.95% 12/15/07	770	703
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (e)	575	690
Sonat, Inc.:
6.75% 10/1/07	1,250	1,117
7.625% 7/15/11	1,905	1,650
		4,729
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
7.75% 3/1/14	1,970	1,958
8.375% 8/15/07	550	558
8.5% 11/1/07	1,680	1,718
8.75% 6/15/08	1,399	1,469
8.75% 5/15/13 (e)	1,590	1,743
8.875% 2/15/11	1,746	1,866
9% 5/15/15 (e)	705	777
9.375% 9/15/10	207	225
9.5% 6/1/09	300	326
Constellation Energy Group, Inc. 6.35% 4/1/07	405	446
NRG Energy, Inc. 8% 12/15/13 (e)	2,005	2,070
Williams Companies, Inc.:
7.125% 9/1/11	1,885	1,979
7.5% 1/15/31	370	357
7.875% 9/1/21	1,555	1,576
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.125% 3/15/12	$ 1,920	$ 2,131
8.625% 6/1/10	1,600	1,760
		20,959
TOTAL UTILITIES		39,042
TOTAL NONCONVERTIBLE BONDS		476,987
TOTAL CORPORATE BONDS (Cost $461,820)		494,836
U.S. Government and Government Agency Obligations - 1.2%

U.S. Government Agency Obligations - 0.3%
Fannie Mae:
4% 9/2/08	600	623
5.25% 8/1/12	1,345	1,428
6.25% 2/1/11	4,010	4,562
Freddie Mac:
5.25% 11/5/12	3,905	4,048
5.875% 3/21/11	2,215	2,468
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,129
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	1,431	1,886
U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 0.87% to 0.94% 4/22/04 to 6/10/04 (h)	10,500	10,484
U.S. Treasury Bonds 7.875% 2/15/21	7,485	10,352
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.25% 8/15/07 (f)	$ 5,500	$ 5,695
6.5% 2/15/10	3,865	4,582
TOTAL U.S. TREASURY OBLIGATIONS		31,113
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $45,528)		46,128
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.1%
4% 8/1/18 to 3/1/19	5,150	5,118
5% 3/1/18 to 9/1/18	3,751	3,860
5% 4/1/34 (f)	2,000	2,009
5.5% 7/1/16 to 3/1/18	3,457	3,605
5.5% 4/20/19 (f)	1,000	1,041
5.5% 4/20/19 (f)	1,500	1,562
5.5% 4/1/34 (f)	5,707	5,846
6% 1/1/09 to 1/1/29	3,461	3,633
6% 4/1/34 (f)	660	687
6.5% 11/1/13 to 8/1/32	4,801	5,075
6.5% 4/1/19 (f)	1,000	1,063
6.5% 4/1/19 (f)	124	132
6.5% 4/1/34 (f)	807	847
7% 9/1/14 to 6/1/32 (g)	3,726	3,968
7% 4/1/19 (f)	26	27
7.5% 5/1/27 to 11/1/31	1,556	1,669
8% 6/1/10	8	8
TOTAL FANNIE MAE		40,150
Freddie Mac - 0.0%
5% 11/1/33	197	198
7.5% 4/1/22 to 4/1/32	541	583
8% 7/1/25 to 4/1/27	169	184
TOTAL FREDDIE MAC		965
Government National Mortgage Association - 0.3%
6% 6/15/08 to 9/15/10	312	331
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
6.5% 9/15/08 to 8/15/32	$ 10,161	$ 10,752
7% 1/15/28 to 7/15/28	1,063	1,134
7% 4/1/34 (f)	250	266
7.5% 10/15/22 to 8/15/28	440	476
8% 5/15/25	47	51
8.5% 10/15/29 to 4/15/30	116	127
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		13,137
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $52,656)		54,252
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	363	367
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 1.57% 11/6/09 (i)	230	232
Series 2003-BX:
Class A4A, 2.72% 1/6/10	200	203
Class A4B, 1.48% 1/6/10 (i)	150	151
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 2.39% 9/25/32 (i)	65	65
Series 2003-3 Class M1, 1.89% 3/25/33 (i)	275	277
Amortizing Residential Collateral Trust:
Series 2002-BC3N Class B2, 7% 6/25/32 (e)	17	17
Series 2002-BC6 Class A2, 1.44% 8/25/32 (i)	446	447
Series 2002-BC7 Class M1, 1.89% 10/25/32 (i)	1,550	1,562
Argent Securities, Inc. Series 2003-W3 Class M2, 2.89% 9/25/33 (i)	375	385
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 1.47% 4/15/33 (i)	387	388
Class M1, 1.99% 4/15/33 (i)	325	330
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	454	465
Bayview Financial Asset Trust Series 2000-F Class A, 1.59% 9/28/43 (i)	886	890
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.37% 1/15/10 (i)	440	443
Capital One Master Trust:
Series 2002-3A Class B, 4.55% 2/15/08	1,800	1,842
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Master Trust: - continued
Series 2002-4 Class A, 4.9% 3/15/10	$ 1,180	$ 1,267
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.77% 7/15/08 (i)	600	604
Series 2003-2B Class B2, 3.5% 2/17/09	275	282
Series 2003-B1 Class B1, 2.26% 2/17/09 (i)	520	530
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 2.99% 10/25/33 (i)	120	124
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.52% 5/25/33 (i)	624	625
First USA Secured Note Trust Series 2001-3 Class C, 2.14% 11/19/08 (e)(i)	425	430
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	335	339
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (e)	44	44
Home Equity Asset Trust Series 2003-2:
Class A2, 1.47% 8/25/33 (i)	73	74
Class M1, 1.97% 8/25/33 (i)	130	132
Home Equity Asset Trust NIMS Trust:
Series 2002-3N Class A, 8% 3/25/33 (e)	7	7
Series 2003-2N Class A, 8% 9/27/33 (e)	76	76
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class A, 5.5% 1/18/11	100	108
Series 2002-3 Class B, 2.34% 9/15/09 (i)	270	274
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.84% 7/25/33 (i)	355	359
Class M2, 2.94% 7/25/33 (i)	180	185
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.465% 10/15/08 (i)	150	150
Series 2001-B2 Class B2, 1.45% 1/15/09 (i)	150	151
Series 2002-B2 Class B2, 1.47% 10/15/09 (i)	150	151
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.19% 12/27/32 (i)	70	71
Series 2003-HE1 Class M2, 2.99% 5/25/33 (i)	210	213
Series 2003-NC6 Class M2, 3.04% 6/27/33 (i)	585	598
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 2.49% 2/25/32 (i)	315	318
Series 2002-NC3 Class M1, 1.81% 8/25/32 (i)	55	56
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (e)	38	38
Morgan Stanley Dean Witter Capital I, Inc. Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (e)	130	131
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.52% 1/25/33 (i)	$ 323	$ 323
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	323	322
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	251	252
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.45% 3/25/34 (i)	74	74
TOTAL ASSET-BACKED SECURITIES (Cost $16,138)		16,372
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 1.9433% 4/15/13 (e)(i)	145	143
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	75	78
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2003-A Class 2A1, 1.48% 3/25/28 (i)	611	613
Series 2003-E Class XA1, 1% 10/25/28 (i)(k)	2,875	41
Series 2003-G Class XA1, 1% 1/25/29 (k)	2,547	43
Series 2003-H Class XA1, 1% 11/25/28 (e)(k)	2,250	39
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	422	443
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.5425% 6/10/35 (e)(i)	119	120
Class B4, 2.7425% 6/10/35 (e)(i)	104	105
Class B5, 3.3425% 6/10/35 (e)(i)	69	70
Class B6, 3.8425% 6/10/35 (e)(i)	44	45
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(k)	10,240	116
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	99	103
TOTAL PRIVATE SPONSOR		1,959
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	800	841
Series 1999-57 Class PH, 6.5% 12/25/29	700	745
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2002-64 Class PC, 5.5% 12/25/26	$ 270	$ 276
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2435 Class EL, 6% 9/15/27	626	630
sequential pay Series 2303 Class VT, 6% 2/15/12	143	143
Series 2707:
Class ZA, 4.5% 11/15/18	100	99
Class ZE, 5% 11/15/18	74	74
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8664% 10/16/23 (i)	55	61
TOTAL U.S. GOVERNMENT AGENCY		2,869
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,576)		4,828
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	175	187
Series 1997-D5 Class PS1, 1.315% 2/14/43 (i)(k)	3,712	238
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.475% 9/11/36 (e)(i)(k)	10,555	307
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class C, 1.56% 11/15/15 (e)(i)	35	35
Class D, 1.64% 11/15/15 (e)(i)	60	60
Series 2003-BBA2:
Class A3, 1.41% 11/15/15 (e)(i)	180	180
Class F, 1.99% 11/15/15 (e)(i)	40	40
Class H, 2.49% 11/15/15 (e)(i)	35	35
Class J, 3.04% 11/15/15 (e)(i)	40	40
Class K, 3.69% 11/15/15 (e)(i)	35	35
Bayview Commercial Asset Trust floater Series 2003-1 Class A, 1.67% 8/25/33 (e)(i)	391	393
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.289% 8/1/24 (e)(i)	429	365
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	$ 705	$ 765
Class B, 7.48% 2/1/08	770	860
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	110	129
Class F, 7.734% 1/15/32	60	69
Series 2001-245 Class A2, 6.0658% 2/12/16 (e)(i)	135	151
COMM floater:
Series 2001-FL5A Class A2, 1.64% 11/15/13 (e)(i)	94	94
Series 2002-FL7 Class A2, 1.44% 11/15/14 (e)(i)	330	330
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class C, 6.667% 6/28/38 (e)	315	315
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class B, 1.99% 12/15/11 (e)(i)	685	684
Series 1997-C2 Class D, 7.27% 1/17/35	1,380	1,576
Series 1998-C1 Class D, 7.17% 5/17/40	175	196
Series 2003-C3 Class ASP, 1.9632% 5/15/38 (e)(i)(k)	4,675	372
Series 2004-C1 Class ASP, 1.2154% 1/15/37 (e)(i)(k)	2,945	141
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,420	1,515
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C 6.944% 6/15/31	675	775
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(e)(i)	359	0
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (e)(i)	1,650	1,127
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2002-26 Class C, 6.0097% 2/16/24 (i)	540	598
Series 2003-87 Class C, 5.3155% 8/16/32 (i)	500	534
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	480	488
Series 2003-47 Class XA, 0.0213% 6/16/43 (i)(k)	1,508	75
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (e)	445	458
Series 2003-C1 Class XP, 2.2432% 7/5/35 (e)(i)(k)	2,370	217
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	$ 470	$ 527
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	135	153
Series 1998-GLII Class E, 6.9702% 4/13/31 (i)	430	444
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1999-C7 Class A2, 6.507% 10/15/35	520	589
KSL Resorts Series 2003-1A:
Class A, 1.64% 5/15/13 (e)(i)	175	175
Class B, 1.79% 5/15/13 (e)(i)	100	100
Class K, 3.74% 5/15/13 (e)(i)	175	175
Class L, 3.94% 5/15/13 (e)(i)	175	175
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	440	495
Series 1999-C1 Class B, 6.93% 6/15/31	95	110
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	360	336
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (e)	516	518
Morgan Stanley Capital I, Inc. sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	115	129
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5792% 3/12/35 (e)(i)(k)	2,686	196
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (e)	1,750	1,994
Class L, 7.9% 11/15/26 (e)	1,300	1,510
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	360	413
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (e)	1,410	1,583
Class E2, 7.224% 11/15/07 (e)	840	938
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (e)	350	373
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,089)		24,317
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic:
5.5% 1/15/13	$ 595	$ 629
7.125% 1/11/12	855	998
State of Israel 4.625% 6/15/13	355	347
United Mexican States:
7.5% 4/8/33	150	164
8% 9/24/22	700	809
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,652)		2,947
Floating Rate Loans - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (i)	1,800	1,701
Wyndham International, Inc. term loan:
5.875% 6/30/06 (i)	3,298	3,166
6.875% 4/1/06 (i)	548	532
		5,399
Media - 0.0%
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (f)(i)	900	853
TOTAL CONSUMER DISCRETIONARY		6,252
UTILITIES - 0.0%
Electric Utilities - 0.0%
Allegheny Energy Supply Co. LLC Tranche C term loan 6.25% 6/8/11 (i)	1,500	1,506
TOTAL FLOATING RATE LOANS (Cost $7,480)		7,758
Fixed-Income Funds - 0.1%
	Shares
Fidelity Ultra-Short Central Fund (j) (Cost $3,300)	33,154	3,304
Money Market Funds - 10.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.08% (b)	389,709,443	$ 389,709
Fidelity Money Market Central Fund, 1.15% (b)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	12,563,850	12,564
TOTAL MONEY MARKET FUNDS (Cost $410,329)		410,329
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,689,171)		3,789,231
NET OTHER ASSETS - (0.3)%		(11,690)
NET ASSETS - 100%		$ 3,777,541
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
576 S&P 500 Index Contracts	June 2004	$ 161,986	$ 1,451

The face value of futures purchased as a percentage of net assets - 4.3%
Swap Agreements
		Notional Amount (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 100	0
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	800	(7)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 200	$ (2)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	150	0
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	100	0
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	500	0
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	800	(2)
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	400	(4)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	100	(1)
TOTAL CREDIT DEFAULT SWAP		3,150	(16)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.34034% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2007	$ 2,000	$ 5
Receive quarterly a fixed rate equal to 2.39024% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	300	3
Receive quarterly a fixed rate equal to 2.5509% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2007	200	2
Receive quarterly a fixed rate equal to 2.745% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2008	3,300	(6)
Receive quarterly a fixed rate equal to 2.819% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2007	1,500	10
TOTAL INTEREST RATE SWAP		7,300	14
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	1,000	16
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	250	3
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	680	2
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America

	April 2004	$ 1,000	$ 19
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	700	13
TOTAL TOTAL RETURN SWAP		3,630	53
		$ 14,080	$ 51
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $134,845,000 or 3.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,484,000.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,059,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 224
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 4,192
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	2.4%
AAA,AA,A	0.6%
BBB	0.5%
BB	4.3%
B	6.5%
CCC,CC,C	2.0%
Not Rated	0.6%
Equities	76.5%
Short-Term Investments and Net Other Assets	6.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.2%
United Kingdom	1.5%
Japan	1.4%
Canada	1.4%
Others (individually less than 1%)	6.5%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $1,236,343,000 and $1,344,623,000, respectively, of which long-term U.S. government and government agency obligations aggregated $102,980,000 and $200,658,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,000 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $7,758,000 or 0.2% of net assets.
Income Tax Information

At September 30, 2003, the fund had a capital loss carryforward of approximately $689,318,000 of which $74,519,000, $377,623,000 and $237,176,000 will expire on September 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,138) (cost $3,689,171) - See accompanying schedule		$ 3,789,231
Commitment to sell securities on a delayed delivery basis	$ (265)
Receivable for securities sold on a delayed delivery basis	265	-
Receivable for investments sold, regular delivery		40,599
Cash		1,280
Foreign currency held at value (cost $7,686)		7,756
Receivable for fund shares sold		3,003
Dividends receivable		3,452
Interest receivable		10,806
Unrealized gain on swap agreements		51
Prepaid expenses		15
Other affiliated receivables		18
Other receivables		330
Total assets		3,856,541

Liabilities
Payable for investments purchased Regular delivery	28,397
Delayed delivery	20,008
Payable for fund shares redeemed	15,113
Accrued management fee	1,815
Payable for daily variation on futures contracts	173
Other affiliated payables	865
Other payables and accrued expenses	65
Collateral on securities loaned, at value	12,564
Total liabilities		79,000

Net Assets		$ 3,777,541
Net Assets consist of:
Paid in capital		$ 4,224,582
Undistributed net investment income		18,209
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(566,893)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		101,643
Net Assets, for 260,502 shares outstanding		$ 3,777,541
Net Asset Value, offering price and redemption price per share ($3,777,541 ÷ 260,502 shares)		$ 14.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2004 (Unaudited)

Investment Income
Dividends		$ 20,988
Interest		26,767
Security lending		19
Total income		47,774

Expenses
Management fee	$ 10,737
Transfer agent fees	3,975
Accounting and security lending fees	474
Non-interested trustees' compensation	12
Appreciation in deferred trustee compensation account	8
Custodian fees and expenses	61
Registration fees	30
Audit	42
Legal	12
Miscellaneous	21
Total expenses before reductions	15,372
Expense reductions	(232)	15,140
Net investment income (loss)		32,634
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	121,143
Foreign currency transactions	(73)
Futures contracts	14,220
Swap agreements	236
Total net realized gain (loss)		135,526
Change in net unrealized appreciation (depreciation) on: Investment securities	175,677
Assets and liabilities in foreign currencies	80
Futures contracts	6,039
Swap agreements	56
Total change in net unrealized appreciation (depreciation)		181,852
Net gain (loss)		317,378
Net increase (decrease) in net assets resulting from operations		$ 350,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,634	$ 84,792
Net realized gain (loss)	135,526	(41,216)
Change in net unrealized appreciation (depreciation)	181,852	629,944
Net increase (decrease) in net assets resulting from operations	350,012	673,520
Distributions to shareholders from net investment income	(80,435)	(98,119)
Share transactions Net proceeds from sales of shares	236,061	404,289
Reinvestment of distributions	79,098	96,342
Cost of shares redeemed	(327,750)	(677,813)
Net increase (decrease) in net assets resulting from share transactions	(12,591)	(177,182)
Total increase (decrease) in net assets	256,986	398,219

Net Assets
Beginning of period	3,520,555	3,122,336
End of period (including undistributed net investment income of $18,209 and undistributed net investment income of $66,010, respectively)	$ 3,777,541	$ 3,520,555
Other Information Shares
Sold	16,539	31,982
Issued in reinvestment of distributions	5,626	7,942
Redeemed	(22,960)	(54,887)
Net increase (decrease)	(795)	(14,963)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 11.30	$ 13.48	$ 20.33	$ 19.05	$ 18.80
Income from Investment Operations
Net investment income (loss) D	.12	.32	.37 F	.42	.48	.46
Net realized and unrealized gain (loss)	1.22	2.21	(2.13) F	(4.25)	2.35	2.82
Total from investment operations	1.34	2.53	(1.76)	(3.83)	2.83	3.28
Distributions from net investment income	(.31)	(.36)	(.42)	(.46)	(.45)	(.35)
Distributions from net realized gain	-	-	-	(2.56)	(1.10)	(2.68)
Total distributions	(.31)	(.36)	(.42)	(3.02)	(1.55)	(3.03)
Net asset value, end of period	$ 14.50	$ 13.47	$ 11.30	$ 13.48	$ 20.33	$ 19.05
Total Return B, C	10.02%	22.74%	(13.71)%	(20.93)%	15.50%	18.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	.84%	.84%	.81%	.80%	.83%
Expenses net of voluntary waivers, if any	.83% A	.84%	.84%	.81%	.80%	.83%
Expenses net of all reductions	.81% A	.83%	.81%	.78%	.77%	.80%
Net investment income (loss)	1.75% A	2.53%	2.73% F	2.62%	2.46%	2.38%
Supplemental Data
Net assets, end of period (in millions)	$ 3,778	$ 3,521	$ 3,122	$ 3,916	$ 5,256	$ 5,051
Portfolio turnover rate	76% A	72%	101%	143%	197%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 305,405
Unrealized depreciation	(218,408)
Net unrealized appreciation (depreciation)	$ 86,997
Cost for federal income tax purposes	$ 3,702,234

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Financing Transactions - continued

securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,603 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $217 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $5 and $10, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMG-USAN-0504
1.792154.100

Fidelity®

Asset Manager: Income®

Semiannual Report

March 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC's) website at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Bond Issuers as of March 31, 2004
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.3	7.8
Fannie Mae	7.6	10.8
Freddie Mac	1.0	3.0
Government National Mortgage Association	0.7	0.9
CS First Boston Mortgage Securities Corp.	0.3	0.5
	21.9
Quality Diversification (% of fund's net assets)
As of March 31, 2004 *	As of September 30, 2003 **
U.S.Government and U.S.Government Agency Obligations 22.2%	U.S.Government and U.S.Government Agency Obligations 23.0%
AAA,AA,A 6.9%	AAA,AA,A 7.6%
BBB 5.7%	BBB 5.7%
BB and Below 3.8%	BB and Below 5.8%
Not Rated 0.0%	Not Rated 0.1%
Equities 22.9%	Equities 23.5%
Short-Term Investments and Net Other Assets 38.5%	Short-Term Investments and Net Other Assets 34.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonaktiebolaget LM Ericsson ADR	0.6	0.3
AMR Corp.	0.5	0.6
Kohl's Corp.	0.5	0.0
America Movil SA de CV sponsored ADR	0.5	0.0
Lowe's Companies, Inc.	0.4	0.5
	2.5
Asset Allocation (% of fund's net assets)
As of March 31, 2004 *		As of September 30, 2003 **
	Stock class and equity futures 22.9%		Stock class and equity futures 23.4%
	Bond class 39.7%		Bond class 42.0%
	Short-term class 37.4%		Short-term class 34.6%
* Foreign investments	8.7%	** Foreign investments	5.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 18.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.1%
Modine Manufacturing Co.	40,000	$ 1,042
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd.	30,000	1,323
Media - 0.1%
Mediaset Spa	150,000	1,669
Multiline Retail - 0.7%
Barneys, Inc. warrants 4/1/08 (a)	420	11
Kohl's Corp. (a)	130,000	6,283
Nordstrom, Inc.	50,000	1,995
		8,289
Specialty Retail - 1.3%
AnnTaylor Stores Corp. (a)	30,000	1,284
Best Buy Co., Inc.	62,400	3,227
Big 5 Sporting Goods Corp. (a)	20,000	505
Dixons Group PLC	1,000,000	2,843
French Connection Group PLC	100,000	894
Lowe's Companies, Inc.	96,200	5,400
Williams-Sonoma, Inc. (a)	56,600	1,936
		16,089
Textiles Apparel & Luxury Goods - 0.0%
Polo Ralph Lauren Corp. Class A	8,500	291
TOTAL CONSUMER DISCRETIONARY		28,703
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
SunOpta, Inc. (a)	96,300	957
ENERGY - 0.4%
Oil & Gas - 0.4%
Golar LNG Ltd. (Nasdaq) (a)	100,000	1,516
OMI Corp.	200,000	2,288
Tsakos Energy Navigation Ltd.	50,000	1,510
		5,314
FINANCIALS - 1.7%
Capital Markets - 0.6%
E*TRADE Group, Inc. (a)	150,000	2,003
Goldman Sachs Group, Inc.	21,400	2,233
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Knight Trading Group, Inc. (a)	150,000	$ 1,899
Morgan Stanley	22,700	1,301
		7,436
Commercial Banks - 0.4%
Banco Itau Holding Financeira SA (PN)	12,961,000	1,209
ICICI Bank Ltd. sponsored ADR	127,800	2,038
Silicon Valley Bancshares (a)	35,100	1,139
		4,386
Consumer Finance - 0.2%
Education Lending Group, Inc. (a)	50,000	791
MBNA Corp.	43,900	1,213
		2,004
Diversified Financial Services - 0.2%
CIT Group, Inc.	58,600	2,230
Insurance - 0.2%
Allianz AG sponsored ADR	165,000	1,802
Scottish Re Group Ltd.	49,500	1,197
		2,999
Thrifts & Mortgage Finance - 0.1%
W Holding Co., Inc.	76,500	1,430
TOTAL FINANCIALS		20,485
HEALTH CARE - 2.8%
Biotechnology - 1.7%
Angiotech Pharmaceuticals, Inc. (a)	52,600	1,284
Celgene Corp. (a)	80,000	3,812
Cephalon, Inc. (a)	70,000	4,012
Dendreon Corp. (a)	100,000	1,330
ImClone Systems, Inc. (a)	60,000	3,052
MedImmune, Inc. (a)	40,000	923
Millennium Pharmaceuticals, Inc. (a)	155,400	2,626
Myogen, Inc.	71,000	777
Protein Design Labs, Inc. (a)	60,000	1,429
Tanox, Inc. (a)	100,000	1,489
		20,734
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Dade Behring Holdings, Inc. (a)	20,000	$ 890
Illumina, Inc. (a)	100,000	755
		1,645
Health Care Providers & Services - 0.6%
Caremark Rx, Inc. (a)	50,000	1,663
Cerner Corp. (a)	25,000	1,130
UnitedHealth Group, Inc.	60,000	3,866
		6,659
Pharmaceuticals - 0.4%
Elan Corp. PLC sponsored ADR (a)	50,000	1,031
Salix Pharmaceuticals Ltd. (a)	47,800	1,387
Sepracor, Inc. (a)	60,000	2,886
		5,304
TOTAL HEALTH CARE		34,342
INDUSTRIALS - 2.8%
Aerospace & Defense - 0.2%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	90,000	2,889
Air Freight & Logistics - 0.1%
CNF, Inc.	30,000	1,008
Airlines - 1.3%
AMR Corp. (a)	505,806	6,439
British Airways PLC ADR (a)	20,000	1,020
Continental Airlines, Inc. Class B (a)	400,000	5,012
easyJet PLC (a)	500,000	2,833
		15,304
Commercial Services & Supplies - 0.5%
Labor Ready, Inc. (a)	150,000	2,028
Monster Worldwide, Inc. (a)	100,200	2,625
Robert Half International, Inc. (a)	70,000	1,653
		6,306
Electrical Equipment - 0.1%
Fiberstars, Inc. (a)	40,900	345
Kumho Electric Co. Ltd.	30,200	1,311
		1,656
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Cookson Group PLC (a)	500,000	$ 420
Machinery - 0.6%
Bodycote International PLC	300,000	749
Cummins, Inc.	70,300	4,109
Ingersoll-Rand Co. Ltd. Class A	30,000	2,030
		6,888
TOTAL INDUSTRIALS		34,471
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.4%
Avaya, Inc. (a)	45,700	726
JDS Uniphase Corp. (a)	300,000	1,221
Motorola, Inc.	100,000	1,760
Nokia Corp. sponsored ADR	100,000	2,028
Powerwave Technologies, Inc. (a)	200,000	1,560
Research in Motion Ltd. (a)	18,400	1,718
Sonus Networks, Inc. (a)	150,000	557
Telefonaktiebolaget LM Ericsson ADR (a)	253,700	7,040
		16,610
Computers & Peripherals - 0.5%
Avid Technology, Inc. (a)	40,000	1,845
M-Systems Flash Disk Pioneers Ltd. (a)	115,700	2,358
PalmOne, Inc. (a)	100,000	2,136
		6,339
Electronic Equipment & Instruments - 0.4%
AU Optronics Corp. sponsored ADR	100,000	2,090
Hon Hai Precision Industries Co. Ltd.	400,000	1,730
Solectron Corp. (a)	219,600	1,214
TTM Technologies, Inc. (a)	30,000	370
		5,404
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	135,700	1,783
Blue Coat Systems, Inc. (a)	50,000	2,679
Yahoo!, Inc. (a)	40,000	1,944
		6,406
IT Services - 0.1%
Accenture Ltd. Class A (a)	30,000	744
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.7%
Agere Systems, Inc. Class A (a)	1,089,800	$ 3,498
Axcelis Technologies, Inc. (a)	150,000	1,668
Cohu, Inc.	60,000	1,119
Credence Systems Corp. (a)	180,000	2,138
Intersil Corp. Class A	204,000	4,547
Mattson Technology, Inc. (a)	50,000	598
PMC-Sierra, Inc. (a)	100,000	1,697
Samsung Electronics Co. Ltd.	8,000	4,004
Silicon Image, Inc. (a)	87,800	904
Silicon Laboratories, Inc. (a)	30,000	1,586
Skyworks Solutions, Inc. (a)	300,000	3,498
Teradyne, Inc. (a)	161,700	3,853
Texas Instruments, Inc.	60,000	1,753
Trident Microsystems, Inc. (a)	10,400	166
Ultratech, Inc. (a)	90,000	2,098
		33,127
Software - 0.8%
BEA Systems, Inc. (a)	189,200	2,414
Quest Software, Inc. (a)	257,400	4,208
Red Hat, Inc. (a)	100,000	2,286
VERITAS Software Corp. (a)	50,000	1,346
		10,254
TOTAL INFORMATION TECHNOLOGY		78,884
MATERIALS - 1.0%
Chemicals - 0.3%
Dow Chemical Co.	22,700	914
Georgia Gulf Corp.	87,800	2,647
		3,561
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	50,000	880
Metals & Mining - 0.3%
Anglo American PLC ADR	40,000	973
Breakwater Resources Ltd. (a)	500,000	225
Coeur d'Alene Mines Corp. (a)	213,500	1,495
Thyssenkrupp AG	40,000	745
		3,438
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
Bowater, Inc.	26,300	$ 1,147
Votorantim Celulose e Papel SA sponsored ADR	80,000	2,783
		3,930
TOTAL MATERIALS		11,809
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
PT Telkomunikasi Indonesia Tbk sponsored ADR	200,000	3,370
Wireless Telecommunication Services - 0.7%
America Movil SA de CV sponsored ADR	150,000	5,798
American Tower Corp. Class A (a)	175,700	1,994
Nextel Communications, Inc. Class A (a)	20,600	509
		8,301
TOTAL TELECOMMUNICATION SERVICES		11,671
UTILITIES - 0.1%
Electric Utilities - 0.0%
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	182,400	1,556
TOTAL COMMON STOCKS (Cost $191,267)		228,192
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche AG (non-vtg.)	3,000	1,815
Media - 0.0%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	920	96
Series H, 11.75%	1,715	179
Granite Broadcasting Corp. 12.75% pay-in-kind	285	140
		415
TOTAL CONSUMER DISCRETIONARY		2,230
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Chevy Chase Bank FSB Series C, 8.00%	2,235	$ 64
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,052)		2,294
Nonconvertible Bonds - 10.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 345	349
4.75% 1/15/08	1,605	1,673
7.2% 9/1/09	300	341
Dana Corp. 6.5% 3/1/09	60	64
Stoneridge, Inc. 11.5% 5/1/12	175	208
United Components, Inc. 9.375% 6/15/13	60	65
Visteon Corp. 7% 3/10/14	100	99
		2,799
Automobiles - 0.1%
General Motors Corp. 8.25% 7/15/23	1,480	1,652
Hotels, Restaurants & Leisure - 0.3%
Argosy Gaming Co. 7% 1/15/14 (e)	220	229
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	80	65
10.5% 7/15/11	45	42
Boyd Gaming Corp.:
7.75% 12/15/12	135	145
8.75% 4/15/12	105	116
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	210	232
Circus Circus Enterprises, Inc. 7.625% 7/15/13	65	71
Friendly Ice Cream Corp. 8.375% 6/15/12 (e)	120	123
Host Marriott LP 7.125% 11/1/13	290	300
ITT Corp. 7.375% 11/15/15	100	108
Mandalay Resort Group 9.375% 2/15/10	65	77
MGM MIRAGE:
5.875% 2/27/14	90	90
5.875% 2/27/14 (e)	140	140
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority:
8% 4/1/12	$ 130	$ 143
8.375% 7/1/11	110	122
MTR Gaming Group, Inc. 9.75% 4/1/10	120	128
Park Place Entertainment Corp. 7.875% 3/15/10	110	123
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	285	298
Six Flags, Inc.:
8.875% 2/1/10	155	160
9.75% 4/15/13	100	106
Station Casinos, Inc. 6% 4/1/12 (e)	200	206
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	390	431
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(e)	60	32
Town Sports International, Inc. 9.625% 4/15/11	195	206
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	185	212
		3,905
Household Durables - 0.2%
Beazer Homes USA, Inc. 6.5% 11/15/13 (e)	310	326
D.R. Horton, Inc. 6.875% 5/1/13	55	61
Juno Lighting, Inc. 11.875% 7/1/09	335	359
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	45	46
8.875% 4/1/12	145	163
KB Home 7.75% 2/1/10	205	221
Sealy Mattress Co. 8.25% 6/15/14 (e)	170	170
Standard Pacific Corp.:
6.875% 5/15/11	55	58
7.75% 3/15/13	195	216
9.25% 4/15/12	155	181
Technical Olympic USA, Inc.:
7.5% 3/15/11 (e)	110	110
9% 7/1/10	125	136
WCI Communities, Inc. 7.875% 10/1/13	115	123
William Lyon Homes, Inc.:
7.5% 2/15/14 (e)	110	114
10.75% 4/1/13	325	384
		2,668
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	$ 425	$ 476
Media - 0.6%
AMC Entertainment, Inc.:
8% 3/1/14 (e)	120	119
9.5% 2/1/11	126	132
AOL Time Warner, Inc. 7.625% 4/15/31	700	819
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	750	905
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(h)	200	200
8% 4/15/12 (e)	210	210
Cinemark, Inc. 0% 3/15/14 (d)(e)	240	150
Clear Channel Communications, Inc. 4.4% 5/15/11	350	349
Comcast Corp. 7.05% 3/15/33	500	556
Continental Cablevision, Inc. 9% 9/1/08	300	365
Corus Entertainment, Inc. 8.75% 3/1/12	140	154
CSC Holdings, Inc. 7.875% 2/15/18	110	118
EchoStar DBS Corp. 5.75% 10/1/08 (e)	255	263
Granite Broadcasting Corp. 9.75% 12/1/10 (e)	90	87
Gray Television, Inc. 9.25% 12/15/11	140	155
Houghton Mifflin Co.:
0% 10/15/13 (d)(e)	55	30
8.25% 2/1/11	125	128
9.875% 2/1/13	120	124
Innova S. de R.L. 9.375% 9/19/13	140	153
LBI Media, Inc. 10.125% 7/15/12	195	223
Liberty Media Corp. 5.7% 5/15/13	400	418
News America Holdings, Inc. 7.7% 10/30/25	990	1,191
PEI Holdings, Inc. 11% 3/15/10	145	167
Reader's Digest Association, Inc. 6.5% 3/1/11 (e)	160	165
Sinclair Broadcast Group, Inc. 8% 3/15/12	120	130
Spanish Broadcasting System, Inc. 9.625% 11/1/09	60	63
Telewest PLC 11% 10/1/07 (c)	265	167
TV Azteca SA de CV yankee 10.5% 2/15/07	60	62
Videotron LTEE 6.875% 1/15/14	60	62
		7,665
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	420	433
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	215	228
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. 9% 8/1/08	$ 160	$ 186
Boise Cascade Corp. 7.5% 2/1/08	135	148
J. Crew Intermediate LLC 0% 5/15/08 (d)	289	222
Nebraska Book Co., Inc. 8.625% 3/15/12 (e)	170	175
Sonic Automotive, Inc. 8.625% 8/15/13	175	189
Toys 'R' US, Inc. 7.875% 4/15/13	290	304
United Rentals North America, Inc.:
6.5% 2/15/12 (e)	55	54
7% 2/15/14 (e)	70	66
7.75% 11/15/13 (e)	310	301
		1,873
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	80	60
11.625% 1/15/08	85	65
12.25% 12/15/12	60	45
		170
TOTAL CONSUMER DISCRETIONARY		21,641
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
6% 12/15/05 (e)	230	228
6.875% 8/15/13	230	210
9.25% 6/1/13	60	63
9.5% 2/15/11	60	67
Safeway, Inc. 6.5% 3/1/11	1,000	1,116
		1,684
Food Products - 0.2%
Del Monte Corp. 9.25% 5/15/11	725	807
Doane Pet Care Co. 9.75% 5/15/07	290	252
Dole Food Co., Inc. 7.25% 6/15/10	85	87
Kraft Foods, Inc. 5.25% 6/1/07	1,000	1,078
Smithfield Foods, Inc.:
7.625% 2/15/08	65	70
7.75% 5/15/13	55	60
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc.: - continued
8% 10/15/09	$ 25	$ 28
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	60	63
		2,445
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	555	612
Philip Morris Companies, Inc.:
7% 7/15/05	600	632
7.75% 1/15/27	400	446
		1,690
TOTAL CONSUMER STAPLES		5,819
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc. 9% 12/15/09	70	79
Hanover Compressor Co.:
0% 3/31/07	120	92
8.625% 12/15/10	50	54
SESI LLC 8.875% 5/15/11	240	264
Weatherford International Ltd. 4.95% 10/15/13	400	406
		895
Oil & Gas - 0.4%
Amerada Hess Corp.:
6.65% 8/15/11	90	99
7.125% 3/15/33	235	247
7.375% 10/1/09	205	235
Chesapeake Energy Corp.:
7.5% 9/15/13	200	220
8.375% 11/1/08	215	237
9% 8/15/12	130	150
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	475	538
General Maritime Corp. 10% 3/15/13	340	381
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	40	41
8.25% 3/15/13	390	429
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	100	112
Range Resources Corp. 7.375% 7/15/13	155	161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp. 8.875% 7/15/11	$ 410	$ 476
The Coastal Corp.:
6.375% 2/1/09	125	103
6.5% 5/15/06	80	74
6.5% 6/1/08	50	42
7.5% 8/15/06	210	195
7.75% 6/15/10	285	247
7.75% 10/15/35	180	140
9.625% 5/15/12	735	691
Western Oil Sands, Inc. 8.375% 5/1/12	270	319
		5,137
TOTAL ENERGY		6,032
FINANCIALS - 3.5%
Capital Markets - 0.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	360	359
4.25% 9/4/12 (h)	415	428
Morgan Stanley 4.75% 4/1/14	1,750	1,704
		2,491
Commercial Banks - 0.3%
Bank of America Corp. 7.4% 1/15/11	500	600
Chevy Chase Bank FSB 6.875% 12/1/13	95	98
Export-Import Bank of Korea:
4.125% 2/10/09 (e)	170	173
5.25% 2/10/14 (e)	615	637
Korea Development Bank 3.875% 3/2/09	750	756
Wachovia Corp. 3.625% 2/17/09	900	915
		3,179
Consumer Finance - 0.5%
Capital One Bank:
4.875% 5/15/08	350	369
6.5% 6/13/13	470	511
6.875% 2/1/06	125	135
Ford Motor Credit Co. 7.375% 10/28/09	775	851
General Electric Capital Corp. 3.5% 5/1/08	500	511
General Motors Acceptance Corp. 7.75% 1/19/10	1,680	1,905
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
6.375% 10/15/11	$ 650	$ 737
6.375% 11/27/12	455	515
6.75% 5/15/11	350	404
Household International, Inc. 8.875% 2/15/08	525	586
MBNA Corp. 6.25% 1/17/07	280	307
		6,831
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc.:
6.25% 5/1/09	50	51
8.25% 7/15/10	275	303
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	300	275
6.977% 11/23/22	24	22
7.324% 4/15/11	55	48
7.377% 5/23/19	192	146
7.379% 5/23/16	174	132
7.8% 4/1/08	130	122
8.608% 10/1/12	40	38
Cadbury Schweppes U.S. Finance LLC 3.875% 10/1/08 (e)	385	392
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	90	89
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	55	57
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09	85	71
Citigroup, Inc. 7.25% 10/1/10	500	595
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	15	13
6.795% 8/2/18	47	41
6.9% 1/2/17	114	96
6.954% 2/2/11	21	18
7.73% 9/15/12	35	28
7.82% 4/15/15	44	37
8.307% 4/2/18	47	42
8.321% 11/1/06	15	14
Dana Credit Corp. 8.375% 8/15/07 (e)	82	90
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 50	$ 42
7.57% 11/18/10	790	787
7.779% 1/2/12	75	57
Deutsche Telekom International Finance BV:
8.5% 6/15/10	600	737
8.75% 6/15/30	500	656
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (e)	80	88
9.875% 8/15/13 (e)	90	100
FIMEP SA 10.5% 2/15/13	210	244
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	180	204
Goldman Sachs Capital I 6.345% 2/15/34	800	823
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	185	205
IOS Capital LLC 7.25% 6/30/08	115	126
Ispat Inland ULC 9.75% 4/1/14 (e)	275	285
Jostens Holding Corp. 0% 12/1/13 (d)	140	94
Leucadia National Corp.:
7% 8/15/13	190	197
7% 8/15/13 (e)	80	83
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	145	141
Midland Funding Corp. II 11.75% 7/23/05	179	189
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)	930	954
Mobile Telesystems Finance SA 8.375% 10/14/10 (e)	40	42
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	40	44
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (e)	120	127
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	125	129
Nexstar Finance, Inc. 7% 1/15/14 (e)	70	69
Northern Telecom Capital Corp.:
7.4% 6/15/06	70	73
7.875% 6/15/26	60	62
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	58	50
7.67% 1/2/15	34	30
Pemex Project Funding Master Trust 7.375% 12/15/14	840	935
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Petronas Capital Ltd.:
7% 5/22/12 (e)	$ 1,000	$ 1,162
7.875% 5/22/22 (e)	1,100	1,323
Prime Property Funding II 6.25% 5/15/07	435	481
Qwest Capital Funding, Inc.:
7% 8/3/09	300	264
7.75% 8/15/06	940	945
Rabobank Capital Funding Trust II 5.26% 12/31/49 (e)(h)	465	482
Sensus Metering Systems, Inc. 8.625% 12/15/13 (e)	125	123
Ship Finance International Ltd. 8.5% 12/15/13 (e)	545	538
Sprint Capital Corp.:
6.125% 11/15/08	275	303
6.875% 11/15/28	585	608
Telecom Italia Capital:
4% 11/15/08 (e)	270	276
5.25% 11/15/13 (e)	270	278
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	36	41
11% 2/15/13	26	31
U.S. West Capital Funding, Inc. 6.375% 7/15/08	295	263
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	320	371
Verizon Global Funding Corp. 7.25% 12/1/10	1,050	1,237
Western Financial Bank 9.625% 5/15/12	420	479
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (e)	50	52
Xerox Capital Trust I 8% 2/1/27	265	261
		19,811
Insurance - 0.3%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	225	253
Oil Insurance Ltd. 5.15% 8/15/33 (e)(h)	650	675
Principal Life Global Funding I:
5.125% 6/28/07 (e)	1,800	1,934
6.25% 2/15/12 (e)	505	573
		3,435
Real Estate - 0.5%
CarrAmerica Realty Corp. 5.25% 11/30/07	500	538
CenterPoint Properties Trust:
4.75% 8/1/10	1,200	1,241
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust: - continued
6.75% 4/1/05	$ 490	$ 510
EOP Operating LP 7.75% 11/15/07	1,860	2,166
Gables Realty LP 5.75% 7/15/07	250	271
iStar Financial, Inc. 6.5% 12/15/13	120	126
LNR Property Corp.:
7.25% 10/15/13 (e)	175	183
7.625% 7/15/13	100	107
Mack-Cali Realty LP 7.25% 3/15/09	200	232
Omega Healthcare Investors, Inc. 7% 4/1/14 (e)	140	144
Senior Housing Properties Trust:
7.875% 4/15/15	130	140
8.625% 1/15/12	245	278
		5,936
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	300	297
Independence Community Bank Corp. 3.75% 4/1/14 (h)	225	224
Washington Mutual, Inc. 4.625% 4/1/14	600	588
		1,109
TOTAL FINANCIALS		42,792
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8% 9/1/13	120	134
Health Care Providers & Services - 0.1%
AmeriPath, Inc.:
10.5% 4/1/13	160	163
10.5% 4/1/13 (e)	140	143
Concentra Operating Corp. 9.5% 8/15/10	80	89
Genesis HealthCare Corp. 8% 10/15/13 (e)	165	174
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	125	128
PacifiCare Health Systems, Inc. 10.75% 6/1/09	273	319
Psychiatric Solutions, Inc. 10.625% 6/15/13	70	80
Tenet Healthcare Corp. 7.375% 2/1/13	255	229
		1,325
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Biovail Corp. yankee 7.875% 4/1/10	$ 150	$ 146
TOTAL HEALTH CARE		1,605
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
BE Aerospace, Inc.:
8% 3/1/08	235	212
9.5% 11/1/08	115	110
Orbital Sciences Corp. 9% 7/15/11	95	104
		426
Airlines - 0.0%
AMR Corp. 9% 8/1/12	235	200
Continental Airlines, Inc.:
7.875% 7/2/18	180	179
8% 12/15/05	5	5
Delta Air Lines, Inc. 7.9% 12/15/09	205	136
		520
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	180	201
Jacuzzi Brands, Inc. 9.625% 7/1/10	155	171
Nortek Holdings, Inc. 0% 5/15/11 (d)(e)	210	156
Nortek, Inc. 4.17% 12/31/10 (e)(h)	110	110
		638
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
6.125% 2/15/14 (e)	100	97
7.875% 1/1/09	13	14
7.875% 4/15/13	55	60
9.25% 9/1/12	155	176
American Color Graphics, Inc. 10% 6/15/10	20	18
Browning-Ferris Industries, Inc. 6.375% 1/15/08	260	265
		630
Construction & Engineering - 0.0%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	230	258
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (e)	110	120
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee:
6.375% 10/15/11	$ 125	$ 137
6.75% 2/15/11	2,190	2,439
6.875% 1/15/29	600	630
		3,206
Machinery - 0.2%
AGCO Corp. 8.5% 3/15/06	145	145
Columbus McKinnon Corp. 10% 8/1/10	30	32
Cummins, Inc. 5.65% 3/1/98	255	184
Dresser, Inc. 9.375% 4/15/11	405	441
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	950	1,012
Invensys PLC 9.875% 3/15/11 (e)	255	261
Trinity Industries, Inc. 6.5% 3/15/14 (e)	85	85
		2,160
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	130	135
Road & Rail - 0.0%
Kansas City Southern Railway Co. 7.5% 6/15/09	65	67
TFM SA de CV yankee:
10.25% 6/15/07	35	36
11.75% 6/15/09	130	131
		234
TOTAL INDUSTRIALS		8,327
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Corning, Inc.:
5.9% 3/15/14	150	149
6.2% 3/15/16	130	129
L-3 Communications Corp. 6.125% 1/15/14 (e)	130	133
Lucent Technologies, Inc. 6.45% 3/15/29	175	148
Motorola, Inc. 6.5% 11/15/28	370	376
		935
Computers & Peripherals - 0.1%
NCR Corp. 7.125% 6/15/09	895	1,022
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. 6.5% 5/15/13	240	251
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. 9.875% 8/15/08	$ 165	$ 184
PerkinElmer, Inc. 8.875% 1/15/13	385	444
Solectron Corp.:
7.375% 3/1/06	185	193
9.625% 2/15/09	50	55
		1,127
IT Services - 0.1%
Dex Media, Inc.:
0% 11/15/13 (d)(e)	260	166
0% 11/15/13 (d)(e)	530	339
8% 11/15/13 (e)	145	144
Iron Mountain, Inc.:
6.625% 1/1/16	155	152
8.625% 4/1/13	35	38
		839
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10	195	205
7.2% 4/1/16	105	108
7.625% 6/15/13	170	181
		494
Semiconductors & Semiconductor Equipment - 0.0%
AMI Semiconductor, Inc. 10.75% 2/1/13	91	106
Amkor Technology, Inc.:
7.125% 3/15/11 (e)	270	270
7.75% 5/15/13	185	189
Viasystems, Inc. 10.5% 1/15/11 (e)	120	134
		699
TOTAL INFORMATION TECHNOLOGY		5,116
MATERIALS - 1.0%
Chemicals - 0.3%
Airgas, Inc. 6.25% 7/15/14 (e)	120	124
Berry Plastics Corp. 10.75% 7/15/12	410	465
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	75	77
10.125% 9/1/08	105	113
10.625% 5/1/11	490	529
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
HMP Equity Holdings Corp. 0% 5/15/08 (e)	$ 205	$ 109
Huntsman ICI Chemicals LLC 10.125% 7/1/09	115	116
Huntsman International LLC 9.875% 3/1/09	285	310
Lyondell Chemical Co.:
9.625% 5/1/07	75	78
9.875% 5/1/07	75	78
Millennium America, Inc.:
9.25% 6/15/08	300	321
9.25% 6/15/08 (e)	70	75
Nalco Co.:
7.75% 11/15/11 (e)	100	104
8.875% 11/15/13 (e)	100	104
NOVA Chemicals Corp. 6.5% 1/15/12 (e)	105	108
Pliant Corp. 0% 6/15/09 (d)(e)	290	232
		2,943
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11	340	386
U.S. Concrete, Inc. 8.375% 4/1/14 (e)	100	103
		489
Containers & Packaging - 0.1%
Anchor Glass Container Corp. 11% 2/15/13	235	271
BWAY Corp. 10% 10/15/10	80	86
Crown European Holdings SA 10.875% 3/1/13	135	157
Graphic Packaging International, Inc.:
8.5% 8/15/11	100	112
9.5% 8/15/13	100	114
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	115	124
Owens-Illinois, Inc.:
7.35% 5/15/08	65	64
7.5% 5/15/10	145	140
7.8% 5/15/18	255	235
8.1% 5/15/07	270	275
Sealed Air Corp. 5.625% 7/15/13 (e)	105	110
		1,688
Metals & Mining - 0.2%
AK Steel Corp.:
7.75% 6/15/12	70	62
7.875% 2/15/09	70	63
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Allegheny Ludlum Corp. 6.95% 12/15/25	$ 120	$ 108
Allegheny Technologies, Inc. 8.375% 12/15/11	215	216
California Steel Industries, Inc. 6.125% 3/15/14 (e)	70	70
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	260	290
CSN Islands VII Corp. 10.75% 9/12/08 (e)	180	191
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	120	118
Falconbridge Ltd. yankee 7.35% 6/5/12	500	585
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14 (e)	195	190
10.125% 2/1/10	180	206
Peabody Energy Corp.:
5.875% 4/15/16	90	90
6.875% 3/15/13	190	205
Steel Dynamics, Inc.:
9.5% 3/15/09	70	78
9.5% 3/15/09 (e)	70	78
		2,550
Paper & Forest Products - 0.4%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14 (e)	140	141
Boise Cascade Corp. 7.68% 3/29/06	830	882
Bowater, Inc.:
4.11% 3/15/10 (h)	150	149
6.5% 6/15/13	55	53
Buckeye Technologies, Inc. 8.5% 10/1/13	135	145
Georgia-Pacific Corp.:
8% 1/15/14	185	206
8% 1/15/24 (e)	125	133
8.125% 5/15/11	310	353
8.875% 5/15/31	65	73
9.5% 12/1/11	140	168
International Paper Co.:
4.25% 1/15/09	120	123
5.5% 1/15/14	305	316
5.85% 10/30/12	320	344
Norske Skog Canada Ltd.:
7.375% 3/1/14 (e)	70	72
8.625% 6/15/11	235	251
Stone Container Corp.:
8.375% 7/1/12	130	141
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp.: - continued
9.75% 2/1/11	$ 255	$ 284
Tembec Industries, Inc.:
7.75% 3/15/12	130	125
8.5% 2/1/11	175	175
yankee 8.625% 6/30/09	115	115
		4,249
TOTAL MATERIALS		11,919
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T Broadband Corp. 8.375% 3/15/13	400	497
AT&T Corp. 8.75% 11/15/31	300	354
BellSouth Corp. 6% 10/15/11	480	532
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	302	308
Cincinnati Bell, Inc. 8.375% 1/15/14	80	78
Citizens Communications Co.:
7.625% 8/15/08	95	100
9% 8/15/31	50	53
9.25% 5/15/11	45	50
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)	245	265
Eschelon Operating Co. 8.375% 3/15/10 (e)	230	196
France Telecom SA:
8.75% 3/1/11	510	623
9.5% 3/1/31	440	595
GCI, Inc. 7.25% 2/15/14 (e)	280	273
Level 3 Communications, Inc.:
9.125% 5/1/08	20	16
10.5% 12/1/08	250	205
MCI Communications Corp.:
6.5% 4/15/10 (c)	215	171
6.95% 8/15/06 (c)	220	175
7.75% 3/15/24 (c)	125	99
7.75% 3/23/25 (c)	215	170
8.25% 1/20/23 (c)	60	47
Primus Telecom Holding, Inc. 8% 1/15/14 (e)	175	168
Qwest Communications International, Inc. 7.25% 2/15/11 (e)	140	133
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Services Corp.:
13.5% 12/15/10 (e)	$ 260	$ 302
14% 12/15/14 (e)	308	370
SBC Communications, Inc. 5.875% 2/1/12	575	628
Telefonica Europe BV 7.75% 9/15/10	500	604
Telenet Group Holding NV 0% 6/15/14 (d)(e)	325	198
Telewest Communications PLC yankee 11.25% 11/1/08 (c)	35	22
TELUS Corp. yankee 8% 6/1/11	1,375	1,656
Triton PCS, Inc.:
8.75% 11/15/11	70	66
9.375% 2/1/11	155	149
U.S. West Communications:
6.875% 9/15/33	150	133
7.2% 11/10/26	90	83
7.5% 6/15/23	135	124
		9,443
Wireless Telecommunication Services - 0.2%
America Movil SA de CV:
4.125% 3/1/09 (e)	335	336
5.5% 3/1/14 (e)	305	304
American Cellular Corp. 10% 8/1/11	170	163
Crown Castle International Corp. 7.5% 12/1/13	120	118
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	75	86
Dobson Communications Corp. 8.875% 10/1/13	285	222
Millicom International Cellular SA 10% 12/1/13 (e)	540	564
Nextel Communications, Inc.:
6.875% 10/31/13	265	282
7.375% 8/1/15	85	92
Rogers Wireless, Inc.:
6.375% 3/1/14 (e)	290	293
9.625% 5/1/11	360	440
Western Wireless Corp. 9.25% 7/15/13	185	190
		3,090
TOTAL TELECOMMUNICATION SERVICES		12,533
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - 1.5%
Electric Utilities - 1.0%
AES Gener SA 7.5% 3/25/14 (e)	$ 45	$ 46
CMS Energy Corp.:
7.5% 1/15/09	140	144
8.5% 4/15/11	300	322
8.9% 7/15/08	60	65
9.875% 10/15/07	90	99
Dominion Resources, Inc. 6.25% 6/30/12	685	757
Duke Capital Corp.:
4.37% 3/1/09	305	308
6.75% 2/15/32	2,140	2,228
Exelon Corp. 6.75% 5/1/11	450	515
Exelon Generation Co. LLC 5.35% 1/15/14 (e)	650	670
FirstEnergy Corp. 7.375% 11/15/31	1,955	2,179
Illinois Power Co. 7.5% 6/15/09	580	655
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	315	331
5.875% 10/1/12	345	373
Monongahela Power Co. 5% 10/1/06	375	383
Pacific Gas & Electric Co.:
3.6% 3/1/09	100	100
4.8% 3/1/14	155	156
6.05% 3/1/34	565	571
Progress Energy, Inc.:
6.85% 4/15/12	420	480
7.1% 3/1/11	245	283
PSI Energy, Inc. 6.65% 6/15/06	180	197
Public Service Co. of Colorado 7.875% 10/1/12	455	568
TECO Energy, Inc.:
7% 5/1/12	120	126
7.2% 5/1/11	100	107
		11,663
Gas Utilities - 0.1%
El Paso Energy Corp.:
6.75% 5/15/09	105	93
6.95% 12/15/07	125	114
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (e)	610	732
Sonat, Inc.:
6.625% 2/1/08	250	219
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.: - continued
6.75% 10/1/07	$ 180	$ 161
7.625% 7/15/11	200	173
		1,492
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
7.75% 3/1/14	270	268
8.375% 8/15/07	65	66
8.5% 11/1/07	164	168
8.75% 6/15/08	200	210
8.75% 5/15/13 (e)	245	269
8.875% 2/15/11	269	287
9% 5/15/15 (e)	105	116
9.375% 9/15/10	34	37
9.5% 6/1/09	76	83
10% 12/12/05 (e)	79	79
Constellation Energy Group, Inc. 6.35% 4/1/07	660	728
NRG Energy, Inc. 8% 12/15/13 (e)	300	310
Williams Companies, Inc.:
7.125% 9/1/11	1,055	1,108
7.5% 1/15/31	350	338
7.875% 9/1/21	245	248
8.125% 3/15/12	85	94
8.625% 6/1/10	220	242
		4,651
TOTAL UTILITIES		17,806
TOTAL NONCONVERTIBLE BONDS (Cost $125,113)		133,590
U.S. Government and Government Agency Obligations - 14.6%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
4% 9/2/08	600	623
5.25% 8/1/12	2,060	2,187
6.25% 2/1/11	5,915	6,730
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
5.25% 11/5/12	$ 5,985	$ 6,205
5.875% 3/21/11	4,760	5,304
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,815	1,944
Private Export Funding Corp. secured 6.86% 4/30/04	68	69
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,000	1,075
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,137
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	2,490	3,281
U.S. Treasury Obligations - 12.4%
U.S. Treasury Bills, yield at date of purchase 0.87% to 0.94% 4/22/04 to 6/10/04 (g)	3,750	3,744
U.S. Treasury Bonds:
7.875% 2/15/21	12,160	16,818
10.375% 11/15/09	100,000	105,675
U.S. Treasury Notes:
3.25% 8/15/07 (f)	13,500	13,978
4.375% 5/15/07	8,800	9,413
6.5% 2/15/10	1,775	2,104
TOTAL U.S. TREASURY OBLIGATIONS		151,732
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $178,150)		179,150
U.S. Government Agency - Mortgage Securities - 7.0%

Fannie Mae - 6.5%
4% 9/1/18 to 3/1/19	8,499	8,448
5% 7/1/18	9,197	9,463
5% 4/1/34 (f)	4,000	4,019
5.5% 12/1/13 to 10/1/32	7,965	8,297
5.5% 4/20/19 (f)	8,250	8,590
5.5% 4/1/34 (f)	6,375	6,531
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6% 4/1/09 to 12/1/24	$ 2,037	$ 2,138
6% 4/1/34 (f)	93	97
6.5% 5/1/13 to 10/1/33	15,957	16,807
6.5% 4/1/19 (f)	4,239	4,509
6.5% 4/1/34 (f)	2,840	2,982
7% 1/1/13 to 8/1/32 (k)	4,926	5,241
7% 4/1/19 (f)	193	207
7.5% 10/1/09 to 11/1/31	1,616	1,733
11.5% 11/1/15	71	81
TOTAL FANNIE MAE		79,143
Freddie Mac - 0.0%
5% 11/1/33	99	99
7.5% 8/1/28 to 8/1/31	177	191
8.5% 3/1/22 to 5/1/22	5	6
12% 11/1/19	27	31
TOTAL FREDDIE MAC		327
Government National Mortgage Association - 0.5%
6.5% 11/15/08 to 3/15/29	2,796	2,970
7% 3/15/28 to 4/15/32	755	805
7% 4/1/34 (f)	1,500	1,598
7.5% 5/15/22 to 8/15/28	704	760
8.5% 8/15/29 to 11/15/29	387	424
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		6,557
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $84,418)		86,027
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	577	584
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 1.57% 11/6/09 (h)	300	302
Series 2003-BX:
Class A4A, 2.72% 1/6/10	270	274
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
AmeriCredit Automobile Receivables Trust: - continued
Class A4B, 1.48% 1/6/10 (h)	$ 200	$ 202
Series 2003-DM Class A4, 2.84% 8/6/10	420	425
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 2.39% 9/25/32 (h)	105	106
Series 2003-3 Class M1, 1.89% 3/25/33 (h)	330	332
Amortizing Residential Collateral Trust:
Series 2002-BC3N Class B2, 7% 6/25/32 (e)	24	24
Series 2002-BC6 Class A2, 1.44% 8/25/32 (h)	891	893
Series 2002-BC7 Class M1, 1.89% 10/25/32 (h)	1,790	1,803
Argent Securities, Inc. Series 2003-W3 Class M2, 2.89% 9/25/33 (h)	3,000	3,083
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 1.47% 4/15/33 (h)	466	468
Class M1, 1.99% 4/15/33 (h)	390	396
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	549	561
Bayview Financial Asset Trust Series 2000-F Class A, 1.59% 9/28/43 (h)	2,659	2,670
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.37% 1/15/10 (h)	580	584
Capital One Master Trust:
Series 2002-3A Class B, 4.55% 2/15/08	1,800	1,842
Series 2002-4 Class A, 4.9% 3/15/10	510	548
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.77% 7/15/08 (h)	690	694
Series 2003-2B Class B2, 3.5% 2/17/09	360	369
Series 2003-B1 Class B1, 2.26% 2/17/09 (h)	685	698
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 2.99% 10/25/33 (h)	160	165
Chase Credit Card Master Trust Series 2003-6 Class B, 1.44% 2/15/11 (h)	565	569
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.52% 5/25/33 (h)	762	764
First USA Secured Note Trust Series 2001-3 Class C, 2.14% 11/19/08 (e)(h)	690	698
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	405	410
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (e)	67	67
Home Equity Asset Trust Series 2003-4:
Class M1, 1.89% 10/25/33 (h)	215	218
Class M2, 2.99% 10/25/33 (h)	255	258
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust NIMS Trust:
Series 2002-3N Class A, 8% 3/25/33 (e)	$ 11	$ 11
Series 2003-2N Class A, 8% 9/27/33 (e)	105	105
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class A, 5.5% 1/18/11	550	596
Series 2002-3 Class B, 2.34% 9/15/09 (h)	400	406
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.84% 7/25/33 (h)	470	475
Class M2, 2.94% 7/25/33 (h)	240	247
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.465% 10/15/08 (h)	500	501
Series 2001-B2 Class B2, 1.45% 1/15/09 (h)	500	502
Series 2002-B2 Class B2, 1.47% 10/15/09 (h)	500	503
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.19% 12/27/32 (h)	115	117
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (e)	12	12
Series 2003-HE1 Class M2, 2.99% 5/25/33 (h)	345	350
Series 2003-NC6 Class M2, 3.04% 6/27/33 (h)	800	818
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 2.49% 2/25/32 (h)	410	414
Series 2002-NC3 Class M1, 1.81% 8/25/32 (h)	90	91
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (e)	53	53
Morgan Stanley Dean Witter Capital I, Inc. Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (e)	192	192
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.52% 1/25/33 (h)	388	389
Railcar Trust Series 1992-1 Class A, 7.75% 6/1/04	2	2
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	418	417
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	330	330
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.45% 2/25/34 (h)	147	147
TOTAL ASSET-BACKED SECURITIES (Cost $26,319)		26,685
Collateralized Mortgage Obligations - 0.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - 0.2%
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 1.9433% 4/15/13 (e)(h)	$ 230	$ 227
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	125	130
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2003-A Class 2A1, 1.48% 3/25/28 (h)	796	798
Series 2003-E Class XA1, 1% 10/25/28 (h)(j)	4,636	67
Series 2003-G Class XA1, 1% 1/25/29 (j)	4,146	71
Series 2003-H Class XA1, 1% 1/25/29 (e)(j)	3,744	64
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	683	718
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.5425% 6/10/35 (e)(h)	173	176
Class B4, 2.7425% 6/10/35 (e)(h)	153	156
Class B5, 3.3425% 6/10/35 (e)(h)	104	106
Class B6, 3.8425% 6/10/35 (e)(h)	64	65
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(j)	16,508	186
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	138	145
TOTAL PRIVATE SPONSOR		2,909
U.S. Government Agency - 0.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	900	946
Series 1999-57 Class PH, 6.5% 12/25/29	800	852
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	1,150	1,188
Series 2002-64 Class PC, 5.5% 12/25/26	450	461
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2435 Class EL, 6% 9/15/27	1,044	1,052
sequential pay Series 2303 Class VT, 6% 2/15/12	190	190
Series 2707:
Class ZA, 4.5% 11/15/18	163	162
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Class ZE, 5% 11/15/18	$ 121	$ 121
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8664% 10/16/23 (h)	85	94
TOTAL U.S. GOVERNMENT AGENCY		5,066
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,678)		7,975
Commercial Mortgage Securities - 2.7%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	686	734
Series 1997-D5 Class PS1, 1.315% 2/14/43 (h)(j)	6,801	436
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.475% 9/11/36 (e)(h)(j)	14,185	412
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class C, 1.56% 11/15/15 (e)(h)	60	60
Class D, 1.64% 11/15/15 (e)(h)	95	95
Series 2003-BBA2:
Class A3, 1.41% 11/15/15 (e)(h)	295	295
Class F, 1.99% 11/15/15 (e)(h)	70	70
Class H, 2.49% 11/15/15 (e)(h)	60	60
Class J, 3.04% 11/15/15 (e)(h)	65	65
Class K, 3.69% 11/15/15 (e)(h)	55	55
Bayview Commercial Asset Trust floater Series 2003-1 Class A, 1.67% 8/25/33 (e)(h)	575	579
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	619	672
Class B, 7.48% 2/1/08	680	759
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	205	240
Class F, 7.734% 1/15/32	110	126
Series 2001-245 Class A2, 6.0658% 2/12/16 (e)(h)	250	280
COMM floater:
Series 2001-FL5A Class A2, 1.64% 11/15/13 (e)(h)	114	114
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
COMM floater: - continued
Series 2002-FL7:
Class A2, 1.44% 11/15/14 (e)(h)	$ 400	$ 400
Class D, 1.66% 11/15/14 (e)(h)	150	150
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class C, 6.667% 6/28/38 (e)	415	415
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class B, 1.99% 12/15/11 (e)(h)	850	849
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	645	724
Series 2003-C4 Class A3, 4.7% 8/15/36 (h)	320	335
Series 1997-C2 Class D, 7.27% 1/17/35	1,220	1,393
Series 1998-C1 Class D, 7.17% 5/17/40	205	230
Series 2003-C3 Class ASP, 1.9632% 5/15/38 (e)(h)(j)	6,860	546
Series 2004-C1 Class ASP, 1.2154% 1/15/37 (e)(h)(j)	5,155	246
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,455	1,553
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	946	1,028
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	1,000	1,101
Class C1, 7.52% 5/15/06 (e)	700	772
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C 6.944% 6/15/31	525	603
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2002-26 Class C, 6.0097% 2/16/24 (h)	610	676
Series 2003-87 Class C, 5.3155% 8/16/32 (h)	1,000	1,069
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	645	655
Series 2003-47 Class XA, 0.0213% 6/16/43 (h)(j)	2,025	101
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (e)	555	572
Series 2003-C1 Class XP, 2.2432% 7/5/35 (e)(h)(j)	3,495	320
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	$ 130	$ 146
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	240	272
Series 1998-GLII Class E, 6.9702% 4/13/31 (h)	350	362
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	1,100	1,232
Series 1999-C7 Class A2, 6.507% 10/15/35	380	430
KSL Resorts Series 2003-1A:
Class A, 1.64% 5/15/13 (e)(h)	225	225
Class B, 1.79% 5/15/13 (e)(h)	100	100
Class K, 3.74% 5/15/13 (e)(h)	250	251
Class L, 3.94% 5/15/13 (e)(h)	250	251
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	360	405
Series 1999-C1 Class B, 6.93% 6/15/31	159	184
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	1,532	1,679
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000	1,014
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	700	653
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (e)	472	475
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	160	179
Series 1999-RM1 Class E, 7.0083% 12/15/31 (h)	824	941
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5792% 3/12/35 (e)(h)(j)	3,570	260
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	480	551
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	1,150	1,280
Series 1:
Class D2, 6.992% 11/15/07 (e)	1,100	1,235
Class E2, 7.224% 11/15/07 (e)	660	737
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (e)	$ 800	$ 909
Class E3, 7.253% 3/15/13 (e)	540	576
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,696)		33,137
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic:
5.5% 1/15/13	570	602
6.875% 4/28/09	300	345
7.125% 1/11/12	595	695
State of Israel 4.625% 6/15/13	510	498
United Mexican States:
7.5% 4/8/33	350	382
8% 9/24/22	800	924
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,132)		3,446
Fixed-Income Funds - 0.9%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $10,500)	105,459	10,510
Money Market Funds - 32.5%

Fidelity Cash Central Fund, 1.08% (b)	261,321,941	261,322
Fidelity Money Market Central Fund, 1.15% (b)	135,550,134	135,550
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,075,625	1,076
TOTAL MONEY MARKET FUNDS (Cost $397,948)		397,948
Cash Equivalents - 12.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 3/31/04 due 4/1/04) (Cost $148,083)	$ 148,087	$ 148,083
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,206,356)		1,257,037
NET OTHER ASSETS - (2.6)%		(31,659)
NET ASSETS - 100%		$ 1,225,378
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
177 S&P 500 Index Contracts	June 2004	$ 49,777	$ 567

The face value of futures purchased as a percentage of net assets - 4.1%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 200	$ 0
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	1,400	(12)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	300	(2)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	250	0
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	300	0
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	800	(1)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	1,400	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	$ 700	$ (7)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	200	(2)
		5,500	(27)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.34034% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2007	3,000	7
Receive quarterly a fixed rate equal to 2.39024% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	400	4
Receive quarterly a fixed rate equal to 2.5509% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2007	4,000	38
Receive quarterly a fixed rate equal to 2.745% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2008	4,950	(9)
Receive quarterly a fixed rate equal to 2.819% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2007	3,000	19
Receive quarterly a fixed rate equal to 2.85% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2007	5,000	67
		20,350	126
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 2,000	$ 33
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	1,000	11
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	1,185	3
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	1,900	36
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	3,000	58
		9,085	141
		$ 34,985	$ 240
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $44,035,000 or 3.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,744,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(k) A portion of the security is subject to a forward commitment to sell.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $655,700,000 and $632,694,000, respectively, of which long-term U.S. government and government agency obligations aggregated $391,211,000 and $349,849,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25,000 for the period.
Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $44,242,000 all of which will expire on September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,074 and repurchase agreements of $148,083) (cost $1,206,356) - See accompanying schedule		$ 1,257,037
Commitment to sell securities on a delayed delivery basis	(1,592)
Receivable for securities sold on a delayed delivery basis	1,593	1
Receivable for investments sold, regular delivery		20,027
Cash		72
Foreign currency held at value (cost $364)		375
Receivable for fund shares sold		3,793
Dividends receivable		182
Interest receivable		8,007
Unrealized gain on swap agreements		240
Prepaid expenses		4
Other receivables		48
Total assets		1,289,786

Liabilities
Payable for investments purchased Regular delivery	$ 30,677
Delayed delivery	28,644
Payable for fund shares redeemed	3,315
Accrued management fee	426
Payable for daily variation on futures contracts	53
Other affiliated payables	175
Other payables and accrued expenses	42
Collateral on securities loaned, at value	1,076
Total liabilities		64,408

Net Assets		$ 1,225,378
Net Assets consist of:
Paid in capital		$ 1,183,800
Undistributed net investment income		2,939
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,860)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,499
Net Assets, for 98,967 shares outstanding		$ 1,225,378
Net Asset Value, offering price and redemption price per share ($1,225,378 ÷ 98,967 shares)		$ 12.38

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands	Six months ended March 31, 2004 (Unaudited)

Investment Income
Dividends		$ 710
Interest		12,068
Security lending		18
Total income		12,796

Expenses
Management fee	$ 2,348
Transfer agent fees	811
Accounting and security lending fees	170
Non-interested trustees' compensation	3
Custodian fees and expenses	34
Registration fees	48
Audit	32
Legal	4
Miscellaneous	7
Total expenses before reductions	3,457
Expense reductions	(92)	3,365
Net investment income (loss)		9,431
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	38,270
Foreign currency transactions	(35)
Futures contracts	1,664
Swap agreements	503
Total net realized gain (loss)		40,402
Change in net unrealized appreciation (depreciation) on: Investment securities	10,767
Assets and liabilities in foreign currencies	10
Futures contracts	872
Swap agreements	247
Delayed delivery commitments	1
Total change in net unrealized appreciation (depreciation)		11,897
Net gain (loss)		52,299
Net increase (decrease) in net assets resulting from operations		$ 61,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,431	$ 22,714
Net realized gain (loss)	40,402	8,865
Change in net unrealized appreciation (depreciation)	11,897	79,429
Net increase (decrease) in net assets resulting from operations	61,730	111,008
Distributions to shareholders from net investment income	(10,481)	(22,996)
Share transactions Net proceeds from sales of shares	346,336	389,005
Reinvestment of distributions	9,904	21,757
Cost of shares redeemed	(153,093)	(376,917)
Net increase (decrease) in net assets resulting from share transactions	203,147	33,845
Total increase (decrease) in net assets	254,396	121,857

Net Assets
Beginning of period	970,982	849,125
End of period (including undistributed net investment income of $2,939 and undistributed net investment income of $3,989, respectively)	$ 1,225,378	$ 970,982
Other Information Shares
Sold	28,398	34,315
Issued in reinvestment of distributions	820	1,963
Redeemed	(12,551)	(33,996)
Net increase (decrease)	16,667	2,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.61	$ 11.13	$ 12.24	$ 12.15	$ 12.45
Income from Invest- ment Operations
Net investment income (loss) D	.10	.30	.43	.59	.65	.58
Net realized and unrealized gain (loss)	.60	1.19	(.52)	(.87)	.30	.22
Total from investment operations	.70	1.49	(.09)	(.28)	.95	.80
Distributions from net investment income	(.12)	(.30)	(.43)	(.61)	(.65)	(.57)
Distributions from net realized gain	-	-	-	(.22)	(.21)	(.53)
Total distributions	(.12)	(.30)	(.43)	(.83)	(.86)	(1.10)
Net asset value, end of period	$ 12.38	$ 11.80	$ 10.61	$ 11.13	$ 12.24	$ 12.15
Total Return B, C	5.96%	14.26%	(.92)%	(2.40)%	8.10%	6.65%
Ratios to Average Net Assets E
Expenses before expense reductions	.63% A	.64%	.64%	.64%	.65%	.69%
Expenses net of voluntary waivers, if any	.63% A	.64%	.64%	.64%	.65%	.69%
Expenses net of all reductions	.61% A	.61%	.63%	.62%	.62%	.67%
Net investment income (loss)	1.71% A	2.69%	3.90%	5.10%	5.36%	4.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,225	$ 971	$ 849	$ 916	$ 818	$ 903
Portfolio turnover rate	192% A	276%	164%	164%	140%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions,

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 56,824
Unrealized depreciation	(5,748)
Net unrealized appreciation (depreciation)	$ 51,076
Cost for federal income tax purposes	$ 1,205,961

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,106 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $88 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $2, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMI-USAN-0504
1.792155.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 25, 2004